SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 9                   [X]
                              (File No. 333-42257)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                Amendment No. 25                        [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2003 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

IDS LIFE OF NEW YORK

VARIABLE SECOND-TO-DIE


LIFE INSURANCE(SM)


AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
           20 Madison Avenue Extension
           Albany, NY 12203
           Phone: (800) 541-2251
           Web site address: americanexpress.com

           IDS LIFE OF NEW YORK ACCOUNT 8

This prospectus contains information about the life insurance policy that you should know before investing in IDS Life of New York Variable Second-To-Die Life Insurance(SM) (V2D - NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-  A fixed account to which we credit interest.

-  Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-  Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS                                                      3
     Policy Benefits                                                           3
     Policy Risks                                                              5
     Fund Risks                                                                6
FEE TABLES                                                                     7
     Transaction Fees                                                          7

     Charges Other than Fund Operating Expenses                                7

     Annual Operating Expenses of the Funds                                    9
LOADS, FEES AND CHARGES                                                       12
     Premium Expense Charge                                                   12
     Monthly Deduction                                                        12
     Surrender Charge                                                         13
     Partial Surrender Charge                                                 13
     Mortality and Expense Risk Charge                                        13
     Transfer Charge                                                          14
     Annual Operating Expenses of the Funds                                   14
     Effect of Loads, Fees and Charges                                        14
     Other Information on Charges                                             14

IDS LIFE OF NEW YORK                                                          14

THE VARIABLE ACCOUNT                                                          14
THE FUNDS                                                                     15
     Relationship Between Funds and Subaccounts                               22
     Substitution of Investments                                              22
     Voting Rights                                                            23
THE FIXED ACCOUNT                                                             23
PURCHASING YOUR POLICY                                                        23
     Application                                                              23
     Premiums                                                                 24
POLICY VALUE                                                                  24
     Fixed Account                                                            24
     Subaccounts                                                              24
KEEPING THE POLICY IN FORCE                                                   25
     Minimum Initial Premium Period                                           25
     Death Benefit Guarantee                                                  26
     Grace Period                                                             26
     Reinstatement                                                            26
     Exchange Right                                                           26
PROCEEDS PAYABLE UPON DEATH                                                   27
     Change in Death Benefit Option                                           27
     Changes in Specified Amount                                              28
     Misstatement of Age or Sex                                               28
     Suicide                                                                  28
     Beneficiary                                                              28
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           28
     Restrictions on Transfers                                                28
     Fixed Account Transfer Policies                                          29
     Minimum Transfer Amounts                                                 29
     Maximum Transfer Amounts                                                 29
     Maximum Number of Transfers Per Year                                     29
     Automated Transfers                                                      30
     Automated Dollar-Cost Averaging                                          30
     Asset Rebalancing                                                        31
POLICY LOANS                                                                  31
     Minimum Loan Amounts                                                     31
     Maximum Loan Amounts                                                     31
     Allocation of Loans to Accounts                                          31
     Repayments                                                               31
     Overdue Interest                                                         31
     Effect of Policy Loans                                                   31
POLICY SURRENDERS                                                             32
     Total Surrenders                                                         32
     Partial Surrenders                                                       32
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                             32
PAYMENT OF POLICY PROCEEDS                                                    33
     Payment Options                                                          33
     Deferral of Payments                                                     33
FEDERAL TAXES                                                                 34
     IDS Life of New York's Tax Status                                        34
     Taxation of Policy Proceeds                                              34
     Modified Endowment Contracts                                             35
     Other Tax Considerations                                                 36
LEGAL PROCEEDINGS                                                             36
POLICY ILLUSTRATIONS                                                          37
     Understanding the Illustrations                                          37
KEY TERMS                                                                     40
FINANCIAL STATEMENTS                                                          41

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


   POLICY BENEFIT                     WHAT IT MEANS                                    HOW IT WORKS
DEATH BENEFIT             We will pay a benefit to the           The relationship between the policy value and the
                          beneficiary of the policy when both    death benefit depends on which of two death benefit
                          insureds have died before the          options you choose:
                          youngest insured's attained
                          insurance age 100. Your policy's       -  OPTION 1 (LEVEL AMOUNT): The death benefit on the date
                          death benefit on the last surviving       of the last surviving insured's death is the greater of
                          insured's death can never be less         the specified amount or a percentage of policy value.
                          than the specified amount unless you
                          change that amount or your policy      -  OPTION 2 (VARIABLE AMOUNT): The death benefit on the
                          has outstanding indebtedness.             date of the last surviving insured's death is the
                                                                    greater of the specified amount plus the policy value,
                                                                    or a percentage of policy value.

                                                                 You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                                 policy charges.

MATURITY BENEFIT          If the youngest insured is alive at    On or after the youngest insured's attained
                          insurance age 100, the  policy ends.   insurance age 100, the policy matures and we pay you
                                                                 the cash surrender value as a  maturity benefit.

OPTIONAL INSURANCE        You may add optional benefits to       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                  your policy at an additional cost,
                          in the form of riders (if you meet     -  FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a
                          certain requirements). The amounts        specifed amount of term insurance. The FYT death
                          of these benefits do not vary with        benefit is paid if both insureds die during the first
                          investment experience of the              four policy years.
                          variable account. Certain
                          restrictions apply and are clearly     -  POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy
                          described in the applicable rider.        to be split into two individual permanent plans of life
                                                                    insurance then offered by us for exchange, one on the
                                                                    life of each insured, upon the occurrence of a divorce
                                                                    of the insureds or certain changes in federal estate
                                                                    tax law. (See "Federal Taxes")

MINIMUM INITIAL           Your policy will not lapse (end        MINIMUM INITIAL PREMIUM PERIOD: A period of time during the
GUARANTEE PERIOD AND      without value) if the Minimum          early years of the policy when you may choose to pay the
DEATH BENEFIT GUARANTEE   Initial Premium Period or the DBG      minimum initial premium as long as the policy value minus
(DBG)                     is in effect, even if the cash         indebtedness equals or exceeds the monthly deduction for the
                          surrender value is less than the       policy month next following the monthly date in which the
                          amount needed to pay the monthly       deduction is taken and the sum of all premiums paid, minus
                          deduction.                             partial surrenders, minus indebetedness equals or exceeds
                                                                 the minimum initial premium times the number of months since the policy date, including the month in which the deduction is taken.

                                                                 DEATH BENEFIT GUARANTEE: The policy has the following DBG
                                                                 option which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy
                                                                 value minus surrender charges:

                                                                 -  DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's
                                                                    attained insurance age 100.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

   POLICY BENEFIT                     WHAT IT MEANS                                    HOW IT WORKS
FLEXIBLE PREMIUMS         You choose when to pay premiums and    When you apply for your policy, you state how much you
                          how much premium to pay.               intend to pay and whether you will pay quarterly,
                                                                 semiannually or annually. You may also make additional,
                                                                 unscheduled premium payments subject to certain limits. We may refuse premiums in order to comply with the Code.
                                                                 Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

RIGHT TO EXAMINE  YOUR    You may return your policy for any     You may mail or deliver the policy to our home office or to
POLICY ("FREE LOOK")      reason and receive a full refund of    your sales representative with a written request for
                          all premiums paid.                     cancellation by the later of the 10th day after you receive it or the 45th day after you sign your application. On the date your request is postmarked or received, the policy will immediately be considered void from the start.

                                                                 Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be
                                                                 honored if received at our home office within 30 days from the latest of the following dates:

                                                                 -  The date we mail the policy from our office.

                                                                 -  The policy date (only if the policy is issued in
                                                                    force).

                                                                 -  The date your sales representative delivers the policy
                                                                    to you as evidenced by our policy delivery receipt,
                                                                    which you must sign and date.

                                                                 We reserve the right to change or discontinue this
                                                                 administrative practice at any time.

EXCHANGE RIGHT            For two years after the policy is      Because the policy itself offers a fixed return
                          issued, you can exchange it for one    option, all you need to do is transfer all of the
                          that provides benefits that do not     policy value in the subaccounts to the fixed
                          vary with the investment return of     account. This exchange does not require our
                          the subaccounts.                       underwriting approval. We do not issue a new policy.

INVESTMENT CHOICES        You may direct your net premiums or
                          transfer your policy's value to:

                          -  THE VARIABLE ACCOUNT which          -  UNDER THE VARIABLE ACCOUNT your policy's value may
                             consists of subaccounts, each          increase or decrease daily, depending on the investment
                             of which invests in a fund             return. No minimum amount is guaranteed.
                             with a particular investment
                             objective; or

                          -  THE FIXED ACCOUNT which is our      -  THE FIXED ACCOUNT earns interest rates that we adjust
                             general investment account.            periodically. This rate will never be lower than 4%.

SURRENDERS                You may cancel the policy while it     The cash surrender value is the policy value minus
                          is in force and receive its cash       indebtedness minus any applicable surrender charges.
                          surrender value or take a partial      Partial surrenders are available within certain
                          surrender out of your policy.          limits for a fee.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

   POLICY BENEFIT                    WHAT IT MEANS                                    HOW IT WORKS
LOANS                     You may borrow against your policy's   Your policy secures the loan.
                          cash surrender value.

TRANSFERS                 You may transfer your policy's         You may, at no charge, transfer policy value from
                          value.                                 one subaccount to another or between subaccounts and
                                                                 the fixed account. Certain restrictions may apply to
                                                                 transfers. You can also arrange for automated
                                                                 transfers among the fixed account and subaccounts.

POLICY RISKS


   POLICY RISK                        WHAT IT MEANS                                   WHAT CAN HAPPEN
INVESTMENT RISK           You direct your net premiums or        -  You can lose cash values due to adverse investment
                          transfer your policy's value to a         experience. No minimum amount is guaranteed under the
                          subaccount that drops in value.           subaccounts of the variable account.

                                                                 -  Your death benefit under Option 2 may be lower due to
                                                                    adverse investment experience.

                                                                 -  Your policy could lapse due to adverse investment
                                                                    experience if neither the Minimum Initial Guarantee
                                                                    Period nor the DBG is in effect and you do not pay
                                                                    premium needed to maintain coverage.

                          You transfer your policy's value       -  The value of the subaccount from which you transferred
                          between subaccounts.                      could increase while the value of the subaccount to
                                                                    which you transferred could decrease.

RISK OF LIMITED POLICY    The policy is not suitable as a        -  If you are unable to afford the premiums needed to keep
VALUES IN EARLY YEARS     short-term investment.                    the policy in force for a long period of time, your
                                                                    policy could lapse with no value.

                          Your policy has little or no cash      -  Surrender charges apply to this policy for the first 15
                          surrender value in the early policy       policy years. Surrender charges significantly reduce
                          years.                                    policy value during the first five policy years. Poor
                                                                    investment performance can also significantly reduce
                                                                    policy values. During early policy years the cash
                                                                    surrender value may be less than the premiums you pay
                                                                    for the policy.

                          Your ability to take partial           -  You cannot take partial surrenders during the first
                          surrenders is limited.                    policy year.

LAPSE RISK                You do not pay the premiums needed to  -  We will not pay a death benefit if your policy lapses.
                          maintain coverage.

                          Your policy may lapse due to           -  Surrender charges affect the surrender value, which is
                          surrender charges.                        a measure we use to determine whether your contract
                                                                    will enter a grace period (and possibly lapse). A
                                                                    partial surrender will reduce the policy value, will
                                                                    reduce the death benefit and may terminate the DBG.

                          You take a loan against your policy.   -  Taking a loan increases the risk that your policy will
                                                                    lapse, will have a permanent effect on the policy
                                                                    value, will reduce the death benefit and may terminate
                                                                    the DBG option.

                          Your policy can lapse due to poor      -  Your policy could lapse due to adverse investment
                          investment performance.                   experience if neither the Minimum Initial Premium
                                                                    Period nor the DBG is in effect and you do not pay
                                                                    premium needed to maintain coverage


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

   POLICY RISK                         WHAT IT MEANS                                   WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT      You drop another policy to buy this    -  You may pay surrender charges on the policy you drop.
RISK                      one.
                                                                 -  This policy has surrender charges, which may extend
                                                                    beyond those in the policy you drop.

                                                                 -  You will be subject to new incontestability and suicide periods.

                                                                 -  You may be in a higher insurance risk-rating category
                                                                    now and you may pay higher premiums.

                          You use cash values or dividends       -  If you borrow from another policy to buy this one, the
                          from another policy to buy this           loan reduces the death benefit on the other policy. If
                          one.                                      you fail to repay the loan and accrued interest, you
                                                                    could lose the other coverage and you may be subject to
                                                                    income tax if the policy ends with a loan against it.

                                                                 -  The exchange may have adverse tax consequences.

TAX RISK                  Congress may change current tax law    -  You could lose any or all of the specific federal
                          at any time.                              income tax attributes and benefits of a life insurance
                                                                    policy including tax-deferred accrual of cash values
                          The Internal Revenue Service (IRS)        and income tax free death benefits.
                          may change how it interprets tax law.

                          The policy fails to qualify as life    -  Increases in cash value are taxable as ordinary income.
                          insurance for federal income tax          Your beneficiary may have to pay income tax on part of
                          purposes.                                 the death benefit.

                          Certain changes you make to the        -  Cash values taken from or assigned under a modified
                          policy may cause it to become a           endowment contract before the owner's age 591/2 will be
                          "modified endowment contract" for         subject to a 10% penalty tax in most cases in addition
                          federal income tax purposes.              to federal income taxes.

                          The IRS determines that you, not       -  You may be taxed on the income of each subaccount to
                          the Variable Account, are the owner       the extent of your investment.
                          of the fund shares held by our
                          Variable Account.

                          You buy this policy to fund a          -  The tax-deferred accrual of cash values provided by the
                          tax-deferred retirement plan.             policy is unnecessary because tax deferral is provided
                                                                    by the tax-deferred retirement plan.


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


       CHARGE                    WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE*      When you pay premium.                  9.5% of each premium payment.

SURRENDER CHARGE**+          When you surrender your policy for     The surrender charge is $4 per $1,000 of the
                             its full cash surrender value, or      initial specified amount.
                             the policy lapses, during the first
                             15 policy years.

PARTIAL SURRENDER CHARGE     When you surrender part of the value   The lesser of:
                             of your policy.                        -  $25; or
                                                                    -  2% of the amount surrendered.

TRANSFER CHARGE              Upon transfer, if we impose a limit    MAXIMUM: Up to $25 per transfer in excess of five.
                             of five transfers per year by mail     CURRENT: No charge.
                             or phone per  policy year.

FEES FOR EXPRESS MAIL        When we pay policy proceeds by         -  $15 -- United States
AND WIRE TRANSFERS OF        express mail or wire transfer.         -  $30 -- International
LOAN PAYMENTS AND
SURRENDERS



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES


      CHARGE                     WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
COST OF INSURANCE            Monthly.                               MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:
CHARGES**

                                                                    MINIMUM: $.01 -- Female, Standard, Age 20; Female,
                                                                    Standard,  Age 20: Duration 1

                                                                    MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male,
                                                                    Smoker, Age 85: Duration 15

                                                                    REPRESENTATIVE INSURED: $.01-- Male, Nonsmoker,
                                                                    Age 60; Female, Nonsmoker, Age 55: Duration 1

POLICY FEE                   Monthly.                               GUARANTEED:
                                                                    -  $30 per month.

                                                                    CURRENT:
                                                                    -  $30 per month for the first 15 policy years.

MORTALITY AND EXPENSE        Daily.                                 GUARANTEED: .90% of the average daily net asset
RISK CHARGE                                                         value of the subaccounts for all policy years.



* A sales charge of 7.25%, a premium tax charge of 1% and a 1.25% federal tax charge make up the premium expense charge.

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

+ This charge remains level for the first five policy years, then decreases monthly until it is zero at the end of 15 policy years.





    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       CHARGE                     WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
INTEREST RATE ON LOANS       Charged daily and due at the end of    MAXIMUM: 6% per year.
                             the policy year
                                                                    CURRENT:

                                                                    -  6% for policy years 1-10;

                                                                    -  4% for policy years 11+.

FOUR-YEAR TERM               Monthly.                               MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE
INSURANCE RIDER (FYT)*+                                             AMOUNT:

                                                                    MINIMUM: $.01 -- Female, Standard, Age 20; Female,
                                                                    Standard,  Age 20; Duration 1

                                                                    MAXIMUM: $12.83 -- Male, Smoker, Age 85; Male,
                                                                    Smoker, Age 85: Duration 4

                                                                    REPRESENTATIVE INSURED: $.01 -- Male, Standard
                                                                    Nonsmoker,  Age 60; Female, Nonsmoker, Age 55:
                                                                    Duration 1

POLICY SPLIT OPTION          Monthly.                               Monthly rate is $.06 per $1,000 of the current
RIDER (PSO)                                                         base policy  specified amount.


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

+ This rider will terminate upon the first to occur of the following: (1) four year-policy anniversary date shown in the policy or (2) the PSO is exercised;
   (3) the policy lapses.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                          MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements                 .54%                         2.36%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               GROSS TOTAL
                                                        MANAGEMENT       12b-1      OTHER         ANNUAL
                                                           FEES          FEES      EXPENSES      EXPENSES
IDS Life Series Fund, Inc. -
       Equity Portfolio                                    .70%           --%         .03%          .73%(1)
       Equity Income Portfolio                             .70            --          .74          1.44(2)
       Government Securities Portfolio                     .70            --          .13           .83(2)
       Income Portfolio                                    .70            --          .07           .77(1)
       International Equity Portfolio                      .95            --          .07          1.02(1)
       Managed Portfolio                                   .70            --          .04           .74(1)
       Money Market Portfolio                              .50            --          .04           .54(1)
AXP(R) Variable Portfolio -
       Blue Chip Advantage Fund                            .53           .13          .13           .79(3)
       Bond Fund                                           .60           .13          .07           .80(3)
       Capital Resource Fund                               .62           .13          .05           .80(3)
       Cash Management Fund                                .51           .13          .05           .69(3)
       Diversified Equity Income Fund                      .56           .13          .18           .87(3)
       Emerging Markets Fund                              1.18           .13         1.05          2.36(4)
       Extra Income Fund                                   .62           .13          .08           .83(3)
       Federal Income Fund                                 .61           .13          .09           .83(3)
       Global Bond Fund                                    .84           .13          .11          1.08(3)
       Growth Fund                                         .56           .13          .12           .81(3)
       International Fund                                  .84           .13          .10          1.07(3)
       Managed Fund                                        .60           .13          .04           .77(3)
       NEW DIMENSIONS FUND(R)                              .61           .13          .05           .79(3)
       S&P 500 Index Fund                                  .29           .13          .40           .82(4)
       Small Cap Advantage Fund                            .73           .13          .25          1.11(3)
       Strategy Aggressive Fund                            .62           .13          .06           .81(3)
AIM V.I
       Capital Appreciation Fund, Series I Shares          .61            --          .24           .85(5)
       Capital Development Fund, Series I Shares           .75            --          .39          1.14(5)
       Core Equity Fund, Series I Shares                   .61            --          .17           .78(5)
American Century(R) Variable Portfolios, Inc.
       VP International, Class I                          1.30            --           --          1.30(6)
       VP Value, Class I                                   .95            --           --           .95(6)
Calvert Variable Series, Inc.
       Social Balanced Portfolio                           .70            --          .21           .91(7)


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               GROSS TOTAL
                                                        MANAGEMENT       12b-1      OTHER         ANNUAL
                                                           FEES          FEES      EXPENSES      EXPENSES
Credit Suisse Trust
      Emerging Growth Portfolio                            .90%           --%         .46%         1.36%(8)
      Small Cap Growth Portfolio                           .90            --          .24          1.14(8)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class              .48           .10          .11           .69(9)
      Mid Cap Portfolio Service Class                      .58           .10          .12           .80(9)
      Overseas Portfolio Service Class                     .73           .10          .17          1.00(9)
FTVIPT
      Franklin Real Estate Fund - Class 2                  .53           .25          .04           .82(10),(11)
      Franklin Small Cap Value Securities
      Fund - Class 2                                       .59           .25          .20          1.04(11),(12)
      Templeton Foreign Securities Fund - Class 2          .70           .25          .20          1.15(11),(12)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                       .75            --          .50          1.25(13)
      CORE(SM) U.S. Equity Fund                            .70            --          .16           .86(13)
      Mid Cap Value Fund                                   .80            --          .13           .93(13)
Janus Aspen Series
      Global Technology Portfolio: Service Shares          .65           .25          .07           .97(14)
      International Growth Portfolio: Service Shares       .65           .25          .09           .99(14)
      Mid Cap Growth Portfolio: Service Shares             .65           .25          .02           .92(14)
      (previously Janus Aspen Series Aggressive
       Growth Portfolio: Service Shares)
Lazard Retirement Series
      International Equity Portfolio                       .75           .25          .65          1.65(15)
MFS(R)
      Investors Growth Stock Series - Service Class        .75           .25          .13          1.13(16),(17)
      New Discovery Series - Service Class                 .90           .25          .15          1.30(16),(17)
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares          .68           .25          .10          1.03(9)
      Putnam VT International New Opportunities
      Fund - Class IB Shares                              1.00           .25          .27          1.52(9)
      Putnam VT New Opportunities Fund - Class IA
      Shares                                               .57            --          .06           .63(9)
      Putnam VT Vista Fund - Class IB Shares               .64           .25          .10           .99(9)
Royce Capital Fund
      Micro-Cap Portfolio                                 1.25            --          .13          1.38(18)
Third Avenue
      Value Portfolio                                      .90            --          .40          1.30(19)
Wanger
      International Small Cap                             1.24            --          .23          1.47(20)
      U.S. Smaller Companies                               .94            --          .11          1.05(20)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(1)  Annual operating expenses for the fiscal year ending April 30, 2002.

(2) IDS Life of New York has agreed to a voluntary limit of 0.10%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. After taking into account this limitation, "Other expenses" and "Gross total annual expenses" were 0.10% and 0.80% for both IDS Life Series Fund - Equity Income Portfolio and IDS Life Series Fund - Government Securities Portfolio. IDS Life of New York reserves the right to discontinue limiting these other expenses at 0.10%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(4) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life of New York and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(5) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Annualized operating expenses of Funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(12) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(13) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(15) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.

(18) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(19) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(20) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 9.5% of each premium payment. The premium expense charge has three parts:

SALES CHARGE: 7.25% of all premiums paid. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.)


PREMIUM TAX CHARGE: 1% of each premium payment. It partially compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.

FEDERAL TAX CHARGE: 1.25% of each premium payment. It partially compensates us for paying Federal taxes resulting from the sale of the policy and is a reasonable charge in relation to our federal tax burden. We reserve the right to change the amount of this charge if applicable federal law changes our federal tax burden subject to approval of the Superintendent of Insurance.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See Death Benefit Guarantee to Age 100, Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:

(a) IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

     We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders.


(d) IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.


2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 60 qualifying for nonsmoker rates and female, insurance age 55, qualifying for nonsmoker rates. We assume the specified amount to be $925,000.


         LAPSE OR SURRENDER                                 MAXIMUM
        AT BEGINNING OF YEAR                            SURRENDER CHARGE
                 1                                         $ 3,700
                 2                                           3,700
                 3                                           3,700
                 4                                           3,700
                 5                                           3,700
                 6                                           3,700
                 7                                           3,330
                 8                                           2,960
                 9                                           2,590
                10                                           2,220
                11                                           1,850
                12                                           1,480
                13                                           1,110
                14                                             740
                15                                             370
                16                                               0


From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this charge will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.


- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to our company for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

TRANSFER CHARGE


We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this charge will not exceed $25 per transfer for the duration of your policy.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  surrender charges;

-  cost of optional insurance benefits;

-  policy fees;

-  mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES


We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

THE VARIABLE ACCOUNT


The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
Equity           IDS Life Series Fund -         Objective: capital appreciation. Invests       IDS Life, adviser; American
                 Equity Portfolio               primarily in common stocks and securities      Express Financial
                                                convertible into common stock.                 Corporation (AEFC),
                                                                                               subadviser.

Equity Income    IDS Life Series Fund -         Objective: to provide a high level of current  IDS Life, adviser;  AEFC,
                 Equity Income Portfolio        income and, as a secondary goal, steady        subadviser.
                                                growth of capital. Invests primarily in
                                                equity securities. Under normal market
                                                conditions, the Fund will invest at least 80%
                                                of its net assets in equity securities.

Government       IDS Life Series Fund -         Objective: to provide a high level of current  IDS Life, adviser; AEFC,
Securities       Government Securities          income and safety of principal. Under normal   subadviser.
                 Portfolio                      market conditions, at least 80% of the Fund's
                                                net assets are invested in securities issued
                                                or guaranteed as to principal and interest by
                                                the U.S. government and its agencies.

Income           IDS Life Series Fund -         Objective: to maximize current income while    IDS Life, adviser; AEFC,
                 Income Portfolio               attempting to conserve the value of the        subadviser.
                                                investment and to continue the high
                                                level of income for the longest period
                                                of time. Under normal market
                                                conditions, the Fund primarily will
                                                invest in debt securities. At least
                                                50% of net assets are invested in
                                                investment grade corporate bonds,
                                                certain unrated debt obligations that
                                                are believed to be of the same
                                                investment quality and government
                                                securities.

International    IDS Life Series Fund -         Objective: capital appreciation. Under normal  IDS Life, adviser; AEFC,
Equity           International Equity           market conditions, at least 80% of the Fund's  subadviser.
                 Portfolio                      net assets will be invested in equity
                                                securities. Invests primarily in securities of
                                                companies located outside of the U.S.

Managed          IDS Life Series Fund -         Objective: to maximize total investment        IDS Life, adviser; AEFC,
                 Managed Portfolio              return through a combination of capital        subadviser.
                                                appreciation and current income. Invests
                                                primarily in a combination of equity and debt
                                                securities. The Fund will invest in a
                                                combination of common and preferred
                                                stocks, convertible securities, debt
                                                securities, and money market
                                                instruments. Investments will be
                                                continueously adjusted subject to the
                                                following three net asset limits: (1)
                                                up to 75% in equity securities, (2) up
                                                to 75% in bonds or other debt
                                                securities, and (3) up to 100% in
                                                money market instruments, of the
                                                assets invested in bonds, at least 50%
                                                will be investment grade corporate
                                                bonds (or in other bonds that the
                                                investment manager believes have the
                                                same investment qualities) and in
                                                government bonds.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
Money Market     IDS Life Series Fund -         Objective: The Fund's assets                   IDS Life, adviser; AEFC,
                 Money Market Portfolio         primarily are invested in money market         subadviser.
                                                instruments, such as marketable debt
                                                obligations issued by the U.S.
                                                government or its agencies,
                                                bank certificates of deposit, bankers'
                                                acceptances, letters of credit, and
                                                commercial paper, including
                                                asset-backed commercial paper.

YBC              AXP(R) Variable Portfolio -    Objective: long-term total return exceeding    IDS Life, adviser; AEFC,
                 Blue Chip Advantage Fund       that of the U.S. stock market. Invests         subadviser.
                                                primarily in blue chip stocks. Blue chip
                                                stocks are issued by companies with a market
                                                capitalization of at least $1 billion,
                                                an established management, a history
                                                of consistent earnings and a leading
                                                position within their respective
                                                industries.

YBD              AXP(R) Variable                Objective: high level of current income while  IDS Life, adviser; AEFC,
                 Portfolio - Bond Fund          conserving the value of the investment and     subadviser.
                                                continuing a high level of income for the
                 (effective  6/27/03  AXP(R)    longest time period. Invests primarily in
                 Variable Portfolio - Bond      bonds and other debt obligations.
                 Fund will change to AXP(R)
                 Variable Portfolio -
                 Diversified Bond Fund)

YCR              AXP(R) Variable                Objective: capital appreciation. Invests       IDS Life, adviser; AEFC,
                 Portfolio - Capital            primarily in U.S. common stocks and other      subadviser.
                 Resource Fund                  securities convertible into common stocks.

YCM              AXP(R) Variable                Objective: maximum current income consistent   IDS Life, adviser; AEFC,
                 Portfolio - Cash               with liquidity and stability of principal.     subadviser.
                 Management Fund                Invests primarily in money market securities.

YDE              AXP(R) Variable                Objective: high level of current income and,   IDS Life, adviser; AEFC,
                 Portfolio -                    as a secondary goal, steady growth of capital. subadviser.
                 Diversified Equity             Invests primarily in dividend-paying common
                 Income Fund                    and preferred stocks.

YEM              AXP(R) Variable                Objective: long-term capital growth. Invests   IDS Life, adviser; AEFC,
                 Portfolio - Emerging           primarily in equity securities of companies    subadviser; American
                 Markets Fund                   in emerging market countries.                  Express Asset Management
                                                                                               International, Inc.,  a
                                                                                               wholly-owned subsidiary of
                                                                                               AEFC, subadviser.

YEX              AXP(R) Variable Portfolio -    Objective: high current income, with capital   IDS Life, adviser; AEFC,
                 Extra Income Fund              growth as a secondary objective. Invests       subadviser.
                                                primarily in high-yielding, high-risk
                 (effective 6/27/03             corporate bonds (junk bonds) issued by U.S.
                 AXP(R) Variable                and foreign companies and governments.
                 Portfolio - Extra
                 Income Fund will
                 change to AXP(R)
                 Variable Portfolio -
                 High Yield Bond Fund)


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
YFI              AXP(R) Variable Portfolio -    Objective: a high level of current income and  IDS Life, adviser; AEFC,
                 Federal Income Fund            safety of principal consistent with an         subadviser.
                                                investment in U.S. government and government
                 (effective 6/27/03             agency securities. Invests primarily in debt
                 AXP(R) Variable                obligations issued or guaranteed as to
                 Portfolio - Federal            principal and interest by the U.S.
                 Income Fund will               government, its agencies or instrumentalities.
                 change to AXP(R)
                 Variable Portfolio -
                 Short Term U.S.
                 Government Fund)

YGB              AXP(R) Variable                Objective: high total return through income    IDS Life, adviser; AEFC,
                 Portfolio - Global             and growth of capital. Non-diversified mutual  subadviser.
                 Bond Fund                      fund that invests primarily in debt
                                                obligations of U.S. and foreign issuers.

YGR              AXP(R) Variable                Objective: long-term capital growth. Invests   IDS Life, adviser; AEFC,
                 Portfolio - Growth Fund        primarily in common stocks and securities      subadviser.
                                                convertible into common stocks that appear
                                                to offer growth opportunities.

YIE              AXP(R) Variable                Objective: capital appreciation. Invests       IDS Life, adviser; AEFC,
                 Portfolio -                    primarily in common stocks or convertible      subadviser; American
                 International Fund             securities of foreign issuers that offer       Express Asset Management
                                                strong growth potential.                       International, Inc.,  a
                                                                                               wholly-owned subsidiary of
                                                                                               AEFC, subadviser.

YMF              AXP(R) Variable                Objective: maximum total investment return     IDS Life, adviser; AEFC,
                 Portfolio - Managed            through a combination of capital growth and    subadviser.
                 Fund                           current income. Invests primarily in a
                                                combination of common and preferred
                                                stocks, convertible securities, bonds
                                                and other debt securities.

YND              AXP(R) Variable                Objective: long-term growth of capital.        IDS Life, adviser; AEFC,
                 Portfolio - NEW                Invests primarily in common stocks showing     subadviser.
                 DIMENSIONS FUND(R)             potential for significant growth.

YIV              AXP(R) Variable                Objective: long-term capital appreciation.     IDS Life, adviser; AEFC,
                 Portfolio - S&P 500            Non-diversified fund that invests primarily    subadviser.
                 Index Fund                     in securities that are expected to provide
                                                investment results that correspond to the
                                                performance of the S&P 500(R) Index.

YSM              AXP(R) Variable                Objective: long-term capital growth. Invests   IDS Life, adviser; AEFC,
                 Portfolio - Small Cap          primarily in equity stocks of small companies  subadviser; Kenwood Capital
                 Advantage Fund                 that are often included in the Russell 2000    Management LLC, subadviser.
                                                Index and/or have market
                                                capitalization under $2 billion.

YSA              AXP(R) Variable                Objective: capital appreciation. Invests       IDS Life, adviser; AEFC,
                 Portfolio - Strategy           primarily in equity securities of growth       subadviser.
                 Aggressive Fund                companies.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS


SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
YCA              AIM V.I. Capital               Objective: growth of capital. Invests          A I M Advisors, Inc.
                 Appreciation Fund,             principally in common stocks of companies
                 Series I Shares                likely to benefit from new or innovative
                                                products, services or processes as
                                                well as those with above-average
                                                growth and excellent prospects for
                                                future growth. The Fund may invest up
                                                to 25% of its assets in foreign
                                                securities.

YCD              AIM V.I. Capital               Objective: long-term growth of capital.        A I M Advisors, Inc.
                 Development Fund,              Invests primarily in securities (including
                 Series I Shares                common stocks, convertible securities and
                                                bonds) of small- and medium-sized companies.
                                                The Fund may invest up to 25% of its assets
                                                in foreign securities.

YGI              AIM V.I. Core Equity           Objective: growth of capital. Invests          A I M Advisors, Inc.
                 Fund, Series I Shares          normally at least 80% of its net assets, plus
                                                the amount of any borrowings for investment
                                                purposes, in equity securities,
                                                including convertible securities of
                                                established companies that have
                                                long-term above-average growth in
                                                earnings and dividends and growth
                                                companies that are believed to have
                                                the potential for above-average growth
                                                in earnings and dividends. The Fund
                                                may invest up to 25% of its assets in
                                                foreign securities.

YIR              American Century(R) VP         Objective: long-term capital growth. Invests   American Century Investment
                 International, Class I         primarily in stocks of growing foreign         Management, Inc.
                                                companies in developed countries.

YVL              American Century(R) VP         Objective: long-term capital growth, with      American Century Investment
                 Value, Class I                 income as a secondary objective. Invests       Management, Inc.
                                                primarily in stocks of companies that
                                                management believes to be undervalued at the
                                                time of purchase.

YSB              Calvert Variable               Objective: income and capital growth. Invests  Calvert Asset Management
                 Series, Inc. Social            primarily in stocks, bonds and money market    Company, Inc. (CAMCO),
                 Balanced Portfolio             instruments which offer income and capital     investment adviser. SsgA
                                                growth opportunity and which satisfy the       Funds Management, Inc. and
                                                investment and social criteria.                Brown Capital Management
                                                                                               are the investment
                                                                                               subadvisers.

YEG              Credit Suisse Trust -          Objective: maximum capital appreciation.       Credit Suisse Asset
                 Emerging Growth                Invests in U.S. equity securities of           Management, LLC
                 Portfolio                      emerging-growth companies with growth
                                                characteristics such as positive earnings
                                                and potential for accelerated growth.

YSC              Credit Suisse Trust -          Objective: capital growth. Invests in equity   Credit Suisse Asset
                 Small Cap Growth               securities of small U.S. growth companies      Management, LLC
                 Portfolio                      which are either developing or older
                                                companies in a growth stage, or are
                                                providing products or services with a
                                                high-unit volume growth rate.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
YGC              Fidelity(R) VIP Growth &       Objective: seeks high total return through a   Fidelity Management &
                 Income Portfolio               combination of current income and capital      Research Company (FMR),
                 Service Class                  appreciation. Normally invests a majority of   investment manager; FMR
                                                assets in common stocks of foreign and         U.K., FMR Far East,
                                                domestic issuers with a focus on those that    current sub-investment advisers.
                                                pay dividends and show potential for capital
                                                appreciation. May invest in bonds, including
                                                lower-quality debt securities, as well as
                                                stocks that are not currently paying
                                                dividends, but offer prospects for future
                                                income or capital appreciation.

YMP              Fidelity(R) VIP Mid Cap        Objective: seeks long-term growth of capital.  FMR; FMR U.K., FMR Far
                 Portfolio Service Class        Normally invests at least 80% of assets in     East, sub-investment
                                                securities of foreign and domestic companies   advisers.
                                                with medium market capitalization common
                                                stocks. Invests in growth or value common
                                                stocks. May invest in companies with smaller
                                                or larger market capitalizations.

YOS              Fidelity(R) VIP Overseas       Strategy: seeks long-term growth of capital.   FMR; FMR U.K., FMR Far
                 Portfolio Service Class        Normally invests primarily in common stocks    East, Fidelity
                                                of foreign securities. Normally invests at     International Investment
                                                least 80% of assets in non-U.S. securities.    Advisors (FIIA) and FIIA
                                                                                               U.K., sub-investment
                                                                                               advisers.

YRE              FTVIPT Franklin Real           Objective: seeks capital appreciation, with    Franklin Advisers, Inc.
                 Estate Fund - Class 2          current income as a secondary goal. The Fund
                                                normally invests at least 80% of its
                                                net assets in investments of companies
                                                operating in the real estate sector.
                                                The Fund invests primarily in equity
                                                real estate investment trusts (REITs)
                                                and generally in small to medium
                                                capitalization companies.

YSV              FTVIPT Franklin Small          Objective: seeks long-term total return. The   Franklin Advisory Services, LLC
                 Cap Value Securities           Fund normally invests at least 80% of its net
                 Fund - Class 2                 assets in investments of small capitalization
                                                companies. For this Fund, small cap
                                                companies are those with market cap
                                                values not exceeding $2.5 billion, at
                                                the time of purchase. The Fund's
                                                manager invests in small companies
                                                that it believes are undervalued.

YIF              FTVIPT Templeton               Objective: seeks long-term capital growth.     Templeton Investment Counsel, LLC
                 Foreign Securities             The Fund normally invests at least 80% of its
                 Fund - Class 2                 net assets in investments, primarily equity
                                                securities, of issuers located outside the
                                                U.S.; including those in emerging markets.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
YSE              Goldman Sachs VIT CORE(SM)     Objective: The Goldman Sachs VIT CORE Small    Goldman Sachs Asset
                 Small Cap Equity Fund          Cap Equity Fund seeks long-term growth of      Management, L.P.
                                                capital. The Fund invests, under normal
                 CORE(SM) is a service mark of  circumstances, at least 80% of its net assets
                 Goldman, Sachs & Co.           plus any borrowings for investment purposes
                                                (measured at time or purchase) in a broadly
                                                diversified portfolio of equity
                                                investments in small-cap U.S. issuers,
                                                including foreign issuers that are
                                                traded in the United States, within
                                                the range of the market capitalization
                                                of companies constituting the Russell
                                                2000 Index at the time of investment.

YUE              Goldman Sachs VIT CORE(SM)     Objective: The Goldman Sachs VIT CORE U.S.     Goldman Sachs Asset
                 U.S. Equity Fund               Equity Fund seeks long-term growth of capital  Management, L.P.
                                                and dividend income. The Fund invests, under
                 CORE(SM) is a                  normal circumstances, at least 90% of its
                 service mark of                total assets (not including securities
                 Goldman, Sachs & Co.           lending collateral and any investment of that
                                                collateral) measured at time of
                                                purchase in a broadly diversified
                                                portfolio of large-cap and blue chip
                                                equity investments representing all
                                                major sectors of the U.S. economy.

YMC              Goldman Sachs VIT Mid          Objective: The Goldman Sachs VIT Mid Cap       Goldman Sachs Asset
                 Cap Value Fund                 Value Fund seeks long-term capital             Management, L.P.
                                                appreciation. The Fund invests, under normal
                                                circumstances, at least 80% of its net
                                                assets plus any borrowing for
                                                investment purposes (measured at time
                                                of purchase) in a diversified
                                                portfolio of equity investments in
                                                mid-capitalization issuers within the
                                                range of the market capitalization of
                                                companies constituting the Russell
                                                Midcap Value Index at the time of
                                                investment.

YGT              Janus Aspen Series             Objective: long-term growth of capital.        Janus Capital
                 Global Technology              Non-diversified mutual fund that invests,
                 Portfolio: Service             under normal circumstances, at least 80% of
                 Shares                         its net assets in securities of companies
                                                that the portfolio manager believes will
                                                benefit significantly from advances or
                                                improvements in technology. It
                                                implements this policy by investing
                                                primarily in equity securities of U.S.
                                                and foreign companies selected for
                                                their growth potential.

YIG              Janus Aspen Series             Objective: long-term growth of capital.        Janus Capital
                 International Growth           Invests, under normal circumstances, at
                 Portfolio: Service             least 80% of its net assets in securities of
                 Shares                         issuers from at least five different
                                                countries, excluding the United States.
                                                Although the Portfolio intends to invest
                                                substantially all of its assets in
                                                issuers located outside the United
                                                States, it may at times invest in U.S.
                                                issuers and under unusual
                                                circumstances, it may invest all of
                                                its assets in fewer than five
                                                countries or even a single country.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
YAG              Janus Aspen Series Mid         Objective: invests, under normal               Janus Capital
                 Cap Growth Portfolio:          circumstances, at least 80% of its net assets
                 Service Shares                 in equity securities of mid-sized companies
                                                whose market capitalization falls, at the time
                 (previously Janus              of initial purchase, in the 12-month average
                 Aspen Series                   of the capitalization ranges of the Russell
                 Aggressive Growth              Midcap Growth Index.
                 Portfolio: Service Shares)

YIP              Lazard Retirement              Objective: long-term capital appreciation.     Lazard Asset Management, LLC
                 International Equity           Invests primarily in equity securities,
                 Portfolio                      principally common stocks, of relatively
                                                large non-U.S. companies with market
                                                capitalizations in the range of the
                                                Morgan Stanley Capital International
                                                (MSCI) Europe, Australia and Far East
                                                (EAFE(R)) Index that the Investment
                                                Manager believes are undervalued based
                                                on their earnings, cash flow or asset
                                                values.

YGW              MFS(R) Investors Growth        Objective: long-term growth of capital and     MFS Investment Management(R)
                 Stock Series - Service         future income. Invests at least 80% of its
                 Class                          net assets in common stocks and related
                                                securities of companies which MFS(R) believes
                                                offer better than average prospects
                                                for long-term growth.

YDS              MFS(R) New Discovery           Objective: capital appreciation. Invests in    MFS Investment Management(R)
                 Series - Service Class         at least 65% of its net assets in equity
                                                securities of emerging growth companies.

YPH              Putnam VT High Yield           Objective: seeks high current income. Capital  Putnam Investment
                 Fund - Class IB Shares         growth is a secondary goal when consistent     Management, LLC
                                                with  achieving high current income. The
                                                fund pursues its goal by investing
                                                mainly in bonds that are (i)
                                                obligations of U.S. companies, (ii)
                                                are below investment-grade in quality
                                                (junk bonds) and (iii) have
                                                intermediate to long-term maturities
                                                (three years or longer). Under normal
                                                circumstances, the fund invests at
                                                least 80% of its net assets in
                                                securities rated below
                                                investment-grade.

YIO              Putnam VT                      Objective: long-term capital appreciation.     Putnam Investment
                 International New              The fund pursues its goal by investing mainly  Management, LLC
                 Opportunities Fund -           in common stocks of companies outside the
                 Class IB Shares                United States with a focus on growth stocks.

YNO              Putnam VT New                  Objective: long-term capital appreciation.     Putnam Investment
                 Opportunities Fund -           The fund pursues its goal by investing mainly  Management, LLC
                 Class IA Shares                in common stocks of U.S. companies with a
                                                focus on growth stocks in sectors of the
                                                economy that Putnam Management
                                                believes to have high growth
                                                potential.

YVS              Putnam VT Vista Fund -         Objective: capital appreciation. The fund      Putnam Investment
                 Class IB Shares                pursues its goal by investing mainly in        Management, LLC
                                                common stocks of U.S. companies with a focus
                                                on growth stocks.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
---------------- ------------------------------ ---------------------------------------------- ----------------------------------
FMI              Royce Micro-Cap                Objective: long-term growth of capital.        Royce & Associates, LLC
                 Portfolio                      Invests primarily in a broadly diversified
                                                portfolio of equity securities issued by
                                                micro-cap companies (companies with stock
                                                market capitalizations below $400 million).

YVA              Third Avenue Value             Objective: long-term capital appreciation.     Third Avenue Management LLC
                 Portfolio                      Invests primarily in common stocks of well
                                                financed, well managed companies at a
                                                substantial discount to what the Adviser
                                                believes is their true value.

YIC              Wanger International           Objective: long-term growth of capital.        Liberty Wanger Asset
                 Small Cap                      Invests primarily in stocks of small and       Management, L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion at
                                                time of purchase.

YSP              Wanger U.S. Smaller            Objective: long-term growth of capital.        Liberty Wanger Asset
                 Companies                      Invests primarily in stocks of small- and      Management, L.P.
                                                medium-size U.S. companies with
                                                capitalizations of less than $5 billion at
                                                time of purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges".)

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only was a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.


ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.


We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


FIXED ACCOUNT


We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is:

-  3 years if the youngest insured's insurance age is 35-39

-  2 years if the youngest insured's insurance age is 40-49

-  1 year if the youngest insured's insurance age is 50 and over

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

DEATH BENEFIT GUARANTEE (DBG)

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

-  the sum of premiums paid; minus


-  partial surrenders; minus


-  outstanding indebtedness; equals or exceeds

-  the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS
                                       26
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Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the last surviving insured dies.


OPTION 1 (LEVEL AMOUNT): Under this Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

-  the specified amount on the date of the last surviving insured's death; or

- the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

-  the policy value plus the specified amount; or

- the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES                                                              OPTION 1       OPTION 2
 Specified amount                                                   $  1,000,000   $  1,000,000
 Policy value                                                       $     50,000   $     50,000
 Death benefit                                                      $  1,000,000   $  1,050,000
 Policy value increases to                                          $     80,000   $     80,000
 Death benefit                                                      $  1,000,000   $  1,080,000
 Policy value decreases to                                          $     30,000   $     30,000
 Death benefit                                                      $  1,000,000   $  1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the amount payable is the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:

- Monthly deduction because the cost of insurance benefits depends upon the specified amount.

-  Minimum monthly premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time.


DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.


A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.

-  Charges for certain optional insurance benefits may decrease.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC and the New York Superintendent of Insurance.

RESTRICTIONS ON TRANSFERS


This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

-  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-  None.

From the fixed account to a subaccount:

-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES


- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                     NUMBER
BY INVESTING AN EQUAL NUMBER                                       AMOUNT               ACCUMULATION                OF UNITS
OF DOLLARS EACH MONTH ...                  MONTH                  INVESTED               UNIT VALUE                 PURCHASED
                                            Jan                    $ 100                   $ 20                        5.00
you automatically buy                       Feb                      100                     16                        6.25
more units when the                         Mar                      100                      9                       11.11
per unit market price is low ...  ----->    Apr                      100                      5                       20.00
                                            May                      100                      7                       14.29
and fewer units                             June                     100                     10                       10.00
when the per unit                           July                     100                     15                        6.67
market price is high.             ----->    Aug                      100                     20                        5.00
                                            Sept                     100                     17                        5.88
                                            Oct                      100                     12                        8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exception - see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500.00 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

-  85% of the policy value minus surrender charges.

-  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

2 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday - Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)

TTY service for the hearing impaired:

(800) 869-8613 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS


We will pay proceeds when:


-  you surrender the policy;

-  the last surviving insured dies; or

-  the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE OF NEW YORK'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes.

MATURITY VALUE PROCEEDS: The policy matures when the youngest insured is alive at attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the youngest insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                       TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
Full surrender:                                          Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                                   Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowment contracts):       Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments
(modified endowment contracts):                          Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowment contracts):   Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
(not modified endowment contracts):                      None.**

Payment options:                                         OPTION A: Taxed as full surrender (and may be subject to additional 10%
                                                         penalty tax if modified endowment contracts). Interest taxed (and not subject to additional 10% penalty tax).

                                                         OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy* and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender
                                                         (and may be subject to additional 10% penalty tax if modified endowment contract). Payments made after the investment in the policy* fully recovered taxed and, if a modified endowment contract, may be subject to an additional 10% penalty tax.


* Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


-  the distribution occurs after the owner attains age 591/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if the policy is owned by a business or a corporation.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS v. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

-  Cost of insurance charges;

-  Policy fees;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

-  Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.01% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes a male insurance age 60 and a female age 55, in our nonsmoker risk classification. Illustrated policy values would be lower if one or both of the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $925,000 is paid in full at the beginning of each policy year. Results would differ if:

-  Premiums were not paid in full at the beginning of each policy year;

-  Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION


INITIAL SPECIFIED AMOUNT $925,000              MALE -- INSURANCE AGE 60 -- NONSMOKER                         CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                        FEMALE -- INSURANCE AGE 55 -- NONSMOKER                       ANNUAL PREMIUM $18,000
----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                       POLICY VALUE                     CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST      ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%         6%         12%           0%         6%         12%            0%         6%         12%
----------------------------------------------------------------------------------------------------------------------------------
   1    $    18,900  $ 925,000  $  925,000  $  925,000   $  15,515  $   16,477  $    17,440   $  11,815  $   12,777  $    13,740
   2         38,745    925,000     925,000     925,000      30,630      33,521       36,529      26,930      29,821       32,829
   3         59,582    925,000     925,000     925,000      45,251      51,053       57,331      41,551      47,353       53,631
   4         81,461    925,000     925,000     925,000      59,396      69,101       80,028      55,696      65,401       76,328
   5        104,434    925,000     925,000     925,000      72,978      87,594      104,722      69,278      83,894      101,022

   6        128,556    925,000     925,000     925,000      85,919     106,462      131,533      82,589     103,132      128,203
   7        153,884    925,000     925,000     925,000      98,339     125,839      160,804      95,379     122,879      157,844
   8        180,478    925,000     925,000     925,000     110,161     145,665      192,717     107,571     143,075      190,127
   9        208,402    925,000     925,000     925,000     121,405     165,979      227,578     119,185     163,759      225,358
  10        237,722    925,000     925,000     925,000     131,999     186,732      265,643     130,149     184,882      263,793

  15        407,835    925,000     925,000     925,000     174,985     297,817      518,443     174,985     297,817      518,443
  20        624,947    925,000     925,000   1,000,013     199,949     424,691      934,592     199,949     424,691      934,592
  25        902,042    925,000     925,000   1,693,592     183,201     561,245    1,612,945     183,201     561,245    1,612,945
  30      1,255,694    925,000     925,000   2,822,196      60,558     704,313    2,687,806      60,558     704,313    2,687,806
  35      1,707,054         --     936,406   4,580,336          --     891,815    4,362,225          --     891,815    4,362,225

  40      2,283,116         --   1,198,822   7,261,743          --   1,141,735    6,915,946          --   1,141,735    6,915,946
  45      3,018,333         --   1,460,219  11,081,559          --   1,445,762   10,971,841          --   1,445,762   10,971,841



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION


INITIAL SPECIFIED AMOUNT $925,000              MALE -- INSURANCE AGE 60 -- NONSMOKER                      GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                        FEMALE -- INSURANCE AGE 55 -- NONSMOKER                       ANNUAL PREMIUM $18,000
----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED          DEATH BENEFIT                         POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST     ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%       0%         6%         12%             0%         6%         12%             0%         6%         12%
----------------------------------------------------------------------------------------------------------------------------------
   1    $    18,900  $ 925,000  $  925,000  $  925,000   $  15,515  $   16,477  $    17,440   $  11,815  $   12,777  $    13,740
   2         38,745    925,000     925,000     925,000      30,630      33,521       36,529      26,930      29,821       32,829
   3         59,582    925,000     925,000     925,000      45,251      51,053       57,331      41,551      47,353       53,631
   4         81,461    925,000     925,000     925,000      59,396      69,101       80,028      55,696      65,401       76,328
   5        104,434    925,000     925,000     925,000      72,978      87,594      104,722      69,278      83,894      101,022

   6        128,556    925,000     925,000     925,000      85,919     106,462      131,533      82,589     103,132      128,203
   7        153,884    925,000     925,000     925,000      98,241     125,741      160,707      95,281     122,781      157,747
   8        180,478    925,000     925,000     925,000     109,872     145,372      192,423     107,282     142,782      189,833
   9        208,402    925,000     925,000     925,000     120,647     165,207      226,806     118,427     162,987      224,586
  10        237,722    925,000     925,000     925,000     130,503     185,200      264,112     128,653     183,350      262,262

  15        407,835    925,000     925,000     925,000     162,021     284,506      506,028     162,021     284,506      506,028
  20        624,947    925,000     925,000     961,215     146,426     371,676      898,332     146,426     371,676      898,332
  25        902,042    925,000     925,000   1,622,844      22,688     412,354    1,545,566      22,688     412,354    1,545,566
  30      1,255,694         --     925,000   2,682,223          --     329,553    2,554,498          --     329,553    2,554,498
  35      1,707,054         --          --   4,292,421          --          --    4,088,020          --          --    4,088,020

  40      2,283,116         --          --   6,649,744          --          --    6,333,090          --          --    6,333,090
  45      3,018,333         --          --   9,804,521          --          --    9,707,446          --          --    9,707,446



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full or the amount payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MATURITY DATE: The youngest insured's attained insurance age 100, if living.


MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon policy maturity at the youngest insured's attained insurance age 100, proceeds will be the cash surrender value.

-  On surrender of the policy, the proceeds will be the cash surrender value.

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.


VARIABLE ACCOUNT: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.


VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

    IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-5213

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251

WEB SITE ADDRESS:
americanexpress.com
                                                                 S-6185 J (5/03)

PROSPECTUS

MAY 1, 2003

IDS LIFE OF NEW YORK

SUCCESSION SELECT(SM)

VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:    IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
              20 Madison Avenue Extension
              Albany, NY 12203
              Phone: (800) 541-2251
              Web site address: americanexpress.com
              IDS LIFE OF NEW YORK ACCOUNT 8


This prospectus contains information about the life insurance policy that you should know before investing in IDS Life of New York Succession Select(SM) Variable Life Insurance (Succession Select-NY).


The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

-   A fixed account to which we credit interest.

-   Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-   Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                      3
     Policy Benefits                                           3
     Policy Risks                                              5
     Fund Risks                                                6
FEE TABLES                                                     7
     Transaction Fees                                          7
     Charges Other than Fund Operating Expenses                7
     Annual Operating Expenses of the Funds                    9
LOADS, FEES AND CHARGES                                       12
     Premium Expense Charge                                   12
     Monthly Deduction                                        12
     Surrender Charge                                         13
     Partial Surrender Charge                                 14
     Mortality and Expense Risk Charge                        14
     Transfer Charge                                          14
     Annual Operating Expenses of the Funds                   14
     Effect of Loads, Fees and Charges                        14
     Other Information on Charges                             14
IDS LIFE OF NEW YORK                                          14
THE VARIABLE ACCOUNT                                          14
THE FUNDS                                                     15
     Relationship Between Funds and Subaccounts               23
     Substitution of Investments                              23
     Voting Rights                                            23
THE FIXED ACCOUNT                                             23
PURCHASING YOUR POLICY                                        23
     Application                                              23
     Premiums                                                 24
POLICY VALUE CREDITS                                          24
POLICY VALUE                                                  25
     Fixed Account                                            25
     Subaccounts                                              25
KEEPING THE POLICY IN FORCE                                   26
     Minimum Initial Premium Period                           26
     Death Benefit Guarantee                                  26
     Grace Period                                             26
     Reinstatement                                            27
     Exchange Right                                           27
PROCEEDS PAYABLE UPON DEATH                                   28
     Change in Death Benefit Option                           28
     Changes in Specified Amount                              29
     Misstatement of Age or Sex                               29
     Suicide                                                  29
     Beneficiary                                              29
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS           29
     Restrictions on Transfers                                29
     Fixed Account Transfer Policies                          30
     Minimum Transfer Amounts                                 30
     Maximum Transfer Amounts                                 30
     Maximum Number of Transfers Per Year                     30
     Automated Transfers                                      30
     Automated Dollar-Cost Averaging                          31
     Asset Rebalancing                                        31
POLICY LOANS                                                  32
     Minimum Loan Amounts                                     32
     Maximum Loan Amounts                                     32
     Allocation of Loans to Accounts                          32
     Repayments                                               32
     Overdue Interest                                         32
     Effect of Policy Loans                                   32
POLICY SURRENDERS                                             32
     Total Surrenders                                         32
     Partial Surrenders                                       33
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER             33
PAYMENT OF POLICY PROCEEDS                                    34
     Payment Options                                          34
     Deferral of Payments                                     34
FEDERAL TAXES                                                 34
     IDS Life of New York's Tax Status                        35
     Taxation of Policy Proceeds                              35
     Modified Endowment Contracts                             36
     Other Tax Considerations                                 36
LEGAL PROCEEDINGS                                             37
POLICY ILLUSTRATIONS                                          37
     Understanding the Illustrations                          37
KEY TERMS                                                     41
FINANCIAL STATEMENTS                                          42


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


   POLICY BENEFIT                   WHAT IT MEANS                                            HOW IT WORKS
DEATH BENEFIT            We will pay a benefit to the              The relationship between the policy value and the death benefit
                         beneficiary of the policy when both       depends on which of two death benefit options you choose:
                         insureds have died. Before the youngest
                         insured's attained insurance age 100,     - OPTION 1 (LEVEL AMOUNT): The death benefit on the date of the
                         your policy's death benefit on the last     last surviving insured's death is the greater of the specified
                         surviving insured's death can never be      amount or a percentage of policy value.
                         less than the specified amount unless
                         you change that amount or your policy     - OPTION 2 (VARIABLE AMOUNT): The death benefit on the date of
                         has outstanding indebtedness.               the last surviving insured's death is the greater of the
                                                                     specified amount plus the policy value, or a percentage of policy value.

                                                                   You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.

                                                                   On or after the youngest insured's attained insurance age 100, the death benefit of the last surviving insured will be the greater of:

                                                                   - the policy value on the date of death of the last surviving insured minus any indebtedness on the date of the death of the last surviving insured; or

                                                                   - the policy value of the youngest insured's age 100 minus any indebtedness on the date of the last surviving insured's death.

OPTIONAL INSURANCE       You may add optional benefits to your     AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                 policy at an additional cost, in the
                         form of riders (if you meet certain       - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specifed
                         requirements). The amounts of these         amount of term insurance. The FYT death benefit is paid if both
                         benefits do not vary with investment        insureds die during the first four policy years.
                         experience of the variable account.
                         Certain restrictions apply and are        - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                         clearly described in the applicable         split into two individual permanent plans of life insurance
                         rider.                                      then offered by us for exchange, one on the life of each
                                                                     insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. (See "Federal
                                                                     Taxes")

                                                                   - SURVIVOR TERM INSURANCE RIDER (STR): STR provides a level, term death benefit payable upon the death of the last surviving insured before the youngest insured's attained insurance age
                                                                     100.

MINIMUM INITIAL          Your policy will not lapse (end without   MINIMUM INITIAL PREMIUM PERIOD: A period of time during the
GUARANTEE PERIOD AND     value) if the Minimum Initial Premium     early years of the policy when you may choose to pay the minimum
DEATH BENEFIT            Period or any of the DBG option is in     initial premium as long as the policy value minus indebtedness
GUARANTEE (DBG)          effect, even if the cash surrender        equals or exceeds the monthly deduction.
                         value is less than the amount needed to
                         pay the monthly deduction.
                                                                   DEATH BENEFIT GUARANTEE: The policy has the following DBG option which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus
                                                                   surrender charges:

                                                                   - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

   POLICY BENEFIT                    WHAT IT MEANS                                          HOW IT WORKS
FLEXIBLE PREMIUMS        You choose when to pay premiums and how   When you apply for your policy, you state how much you intend to
                         much premium to pay.                      pay and whether you will pay quarterly, semiannually or
                                                                   annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the
                                                                   Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

POLICY VALUE CREDITS     You may receive a credit to your policy   If you have met certain premium requirements, we currently
                         value beginning in the second policy      credit the policy value on a pro rata basis with an amount equal
                         year.                                     on an annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

RIGHT TO EXAMINE         You may return your policy for any        You may mail or deliver the policy to our home office or to your
YOUR POLICY ("FREE       reason and receive a full refund of all   sales representative with a written request for cancellation by
Look")                   premiums paid.                            the 20th day after you receive it. On the date your request is postmarked or received, the policy will immediately be
                                                                   considered void from the start.

                                                                   Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be
                                                                   honored if received at our home office within 30 days from the latest of the following dates:

                                                                   - The date we mail the policy from our office.

                                                                   - The policy date (only if the policy is issued in force).

                                                                   - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign  and date.

                                                                   We reserve the right to change or discontinue this
                                                                   administrative practice at any time.

EXCHANGE RIGHT           For two years after the policy is         Because the policy itself offers a fixed return option, all you
                         issued, you can exchange it for one       need to do is transfer all of the policy value in the
                         that provides benefits that do not vary   subaccounts to the fixed account. This exchange does not require
                         with the investment return of the         our underwriting approval. We do not issue a new policy.
                         subaccounts.

INVESTMENT CHOICES       You may direct your net premiums or
                         transfer your policy's value to:

                         - THE VARIABLE ACCOUNT which consists     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                           of subaccounts, each of which invests     decrease daily, depending on the investment return. No minimum
                           in a fund with a particular investment    amount is guaranteed.
                           objective; or

                         - THE FIXED ACCOUNT  which is our         - THE FIXED ACCOUNT earns interest rates that we adjust
                           general investment account.               periodically. This rate will never be lower than 4%.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

   POLICY BENEFIT                   WHAT IT MEANS                                            HOW IT WORKS
SURRENDERS               You may cancel the policy while it is     The cash surrender value is the policy value minus indebtedness
                         in force and receive its cash surrender   minus any applicable surrender charges. Partial surrenders are
                         value or take a partial surrender out     available within certain limits for a fee.
                         of your policy.

LOANS                    You may borrow against your policy's      Your policy secures the loan.
                         cash surrender value.

TRANSFERS                You may transfer your policy's value.     You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. Certain restrictions may apply to transfers. You can also arrange for automated transfers among the fixed account and subaccounts.

POLICY RISKS


  POLICY RISK                     WHAT IT MEANS                                           WHAT CAN HAPPEN
INVESTMENT RISK          You direct your net premiums or           - You can lose cash values due to adverse investment
                         transfer your policy's value to a           experience.  No minimum amount is guaranteed under the
                         subaccount that drops in value.             subaccounts of the variable account.

                                                                   - Your death benefit under Option 2 may be lower due to adverse investment experience.

                                                                   - Your policy could lapse due to adverse investment experience if neither the Minimum Initial Guarantee Period nor the DBG is in effect and you do not pay premium needed to maintain
                                                                     coverage.

                         You transfer your policy's value          - The value of the subaccount from which you transferred could
                         between subaccounts.                        increase while the value of the subaccount to which you
                                                                     transferred could decrease.

RISK OF LIMITED          The policy is not suitable as a           - If you are unable to afford the premiums needed to keep the
POLICY VALUES IN EARLY   short-term investment.                      policy in force for a long period of time, your policy could
YEARS                                                                lapse with no value.

                         Your policy has little or no cash         - Surrender charges apply to this policy for the first 15 policy
                         surrender value in the early policy         years. Surrender charges can significantly reduce policy value.
                         years.                                      Poor investment performance can also significantly reduce
                                                                     policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

                         Your ability to take partial surrenders   - You cannot take partial surrenders during the first policy
                         is limited.                                 year.

LAPSE RISK               You do not pay the premiums needed to     - We will not pay a death benefit if your policy lapses.
                         maintain coverage.

                         Your policy may lapse due to surrender    - Surrender charges affect the surrender value, which is a
                         charges.                                    measure we use to determine whether your contract will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the DBG.

                         You take a loan against your policy.      - Taking a loan increases the risk that your policy will lapse, will have a permanent effect on the policy value, will reduce the death benefit and may terminate the DBG.

                         Your policy can lapse due to poor         - Your policy could lapse due to adverse investment experience
                         investment performance.                     if neither the Minimum Initial Premium Period nor the DBG is in effect and you do not pay premium needed to maintain coverage.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

  POLICY RISK                       WHAT IT MEANS                                        WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT     You drop another policy to buy this       - You may pay surrender charges on the policy you drop.
RISK                     one.
                                                                   - This policy has surrender charges, which may extend beyond those in the policy you drop.

                                                                   - You will be subject to new incontestability and suicide
                                                                     periods.

                                                                   - You may be in a higher insurance risk-rating category now and you may pay higher premiums.

                         You use cash values or dividends from     - If you borrow from another policy to buy this one, the loan
                         another policy to buy this one.             reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy ends with a loan against it.

                                                                   - The exchange may have adverse tax consequences.

TAX RISK                 Congress may change current tax law at    - You could lose any or all of the specific federal income tax
                         any time.                                   attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death
                         The Internal Revenue Service (IRS) may      benefits.
                         change how it interprets tax law.

                         The policy fails to qualify as life       - Increases in cash value are taxable as ordinary income. Your
                         insurance for federal income tax            beneficiary may have to pay income tax on part of the death
                         purposes.                                   benefit.

                         Certain changes you make to the policy    - Cash values taken from or assigned under a modified endowment
                         may cause it to become a "modified          contract before the owner's age 59 1/2 will be subject to a 10%
                         endowment contract" for federal income      penalty tax in most cases in addition to federal income taxes.
                         tax purposes.

                         The IRS determines that you, not the      - You may be taxed on the income of each subaccount to the
                         Variable Account, are the owner of the      extent of your investment.
                         fund shares held by our Variable
                         Account.

                         You buy this policy to fund a             - The tax-deferred accrual of cash values provided by the policy
                         tax-deferred retirement plan.               is unnecessary because tax deferral is provided by the
                                                                     tax-deferred retirement plan.


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


       CHARGE                    WHEN CHARGE IS DEDUCTED                                AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE   When you pay premium.                     3.5% of each premium payment.

SURRENDER CHARGE*        When you surrender your policy for its    RATE PER $1,000 OF THE INITIAL SPECIFIED AMOUNT:
                         full cash surrender value, or the
                         policy lapses, during the first 15        MINIMUM: $1.81 -- Female, Standard Nonsmoker, Age 15; Male,
                         policy years.                             Standard Nonsmoker, Age 90

                                                                   MAXIMUM: $34.51 -- Female, Nonsmoker, Age 70; Male, Nonsmoker,
                                                                   Age 70

                                                                   REPRESENTATIVE INSUREDS: $18.69 -- Male, Standard Nonsmoker, Age
                                                                   55; Female, Preferred Nonsmoker, Age 55

PARTIAL SURRENDER        When you surrender part of the value      The lesser of:
CHARGE                   of your policy.                           - $25; or
                                                                   - 2% of the amount surrendered.

TRANSFER CHARGE          Upon transfer, if we impose a limit of    MAXIMUM: Up to $25 per transfer in excess of five.
                         five transfers per year by mail or
                         phone per policy year.                    CURRENT: No charge.

FEES FOR EXPRESS MAIL    When we pay policy proceeds by express    - $15 -- United States
AND WIRE TRANSFERS OF    mail or wire transfer.                    - $30 -- International
LOAN PAYMENTS AND
SURRENDERS


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES

     CHARGE                     WHEN CHARGE IS DEDUCTED                                   AMOUNT DEDUCTED
COST OF INSURANCE        Monthly.                                  MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:
CHARGES+
                                                                   MINIMUM: $.00006 -- Female, Standard, Age 15; Female, Standard,
                                                                   Age 15: Duration 1

                                                                   MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age 90:
                                                                   Duration 15

                                                                   REPRESENTATIVE INSUREDS: $.0044-- Male, Standard Nonsmoker, Age
                                                                   55; Female, Preferred, Nonsmoker, Age 55: Duration 1

POLICY FEE               Monthly.                                   MAXIMUM:

                                                                   - $20 per month for first 10 policy years; and
                                                                   - $7.50 per month for policy years 11+.

                                                                   CURRENT:

                                                                   - $20 per month for the first 10 policy years.

+ This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

     CHARGE                     WHEN CHARGE IS DEDUCTED                                   AMOUNT DEDUCTED
ADMINISTRATIVE CHARGE+   Monthly.                                  MONTHLY RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:

                                                                   MAXIMUM:

                                                                   Years 1-10  $.07
                                                                   Years 11+   $.02

                                                                   CURRENT:

                                                                                     YOUNGEST INSURED'S AGE
                                                                       Per $1,000 of initial specified amount per month

                                                                                  15-39         40-59             60+
                                                                                  -----         -----             ----
                                                                   Years 1-10      $.04          $.05             $.06
                                                                   Years 11+       $.00          $.00             $.00

                                                                   REPRESENTATIVE INSUREDS: Male, Standard Nonsmoker, Age 55;
                                                                   Female, Preferred, Nonsmoker, Age 55
                                                                   Years 1-10   $.05
                                                                   Years 11+    $.00

MORTALITY AND EXPENSE    Daily.                                    MAXIUMUM:
RISK CHARGE
                                                                   - .90% of the average daily net asset value of the subaccounts for  all policy years.

                                                                   CURRENT:

                                                                   - .90% of the average daily net asset value of the subaccounts for policy years 1-10; and
                                                                   - .45% of the average daily net asset value of the subaccounts for policy years 11+.

INTEREST RATE ON LOANS   Charged daily and due at the end of       MAXIMUM: 6% per year.
                         the policy year.
                                                                   CURRENT:

                                                                   - 6% for policy years 1-10;
                                                                   - 4% for policy years 11+.

FOUR-YEAR TERM           Monthly.                                  MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE AMOUNT:
INSURANCE RIDER
(FYT)+**                                                           MINIMUM: $.00006 -- Female, Standard, Age 15; Female, Standard,
                                                                   Age 15; Duration 1

                                                                   MAXIMUM: $18.51 -- Male, Smoker, Age 85; $18.51 -- Male, Smoker,
                                                                   Age 90: Duration 4

                                                                   REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker, Age
                                                                   55; Female, Preferred Nonsmoker, Age 55: Duration 1

POLICY SPLIT OPTION      Monthly.                                  Monthly rate is $.06 per $1,000 of the current base policy
RIDER (PSO)                                                        specified amount plus the STR specified amount.

SURVIVOR TERM  RIDER     Monthly.                                  MONTHLY RATE PER $1,000 OF THE COST OF INSURANCE AMOUNT:
(STR)+***
                                                                   MINIMUM: $.00006 -- Female, Standard Nonsmoker, Age 15; Female,
                                                                   Standard Nonsmoker, Age 15; Duration 1

                                                                   MAXIMUM: $83.33 -- Male, Smoker, Age 75; $83.33-- Male, Smoker,
                                                                   Age 75; Duration 25

                                                                   REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker, Age
                                                                   55 and $.0044 - Female, Preferred, Nonsmoker, Age 55; Duration 1


  + This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or phone number shown on the first page of this prospectus.

 ** This rider will terminate if one of the following circumstances occurs:
    (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

*** The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                  MINIMUM     MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements        .69%        3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER         ANNUAL
                                                                           FEES          FEES         EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
        Blue Chip Advantage Fund                                           .53%          .13%           .13%         .79%(1)
        Bond Fund                                                          .60           .13            .07          .80(1)
        Capital Resource Fund                                              .62           .13            .05          .80(1)
        Cash Management Fund                                               .51           .13            .05          .69(1)
        Diversified Equity Income Fund                                     .56           .13            .18          .87(1)
        Emerging Markets Fund                                             1.18           .13           1.05         2.36(2)
        Equity Select Fund                                                 .69           .13            .57         1.39(2)
        Extra Income Fund                                                  .62           .13            .08          .83(1)
        Federal Income Fund                                                .61           .13            .09          .83(1)
        Global Bond Fund                                                   .84           .13            .11         1.08(1)
        Growth Fund                                                        .56           .13            .12          .81(1)
        International Fund                                                 .84           .13            .10         1.07(1)
        Managed Fund                                                       .60           .13            .04          .77(1)
        NEW DIMENSIONS FUND(R)                                             .61           .13            .05          .79(1)
        Partners Small Cap Value Fund                                     1.03           .13            .32         1.48(1)
        S&P 500 Index Fund                                                 .29           .13            .40          .82(2)
        Small Cap Advantage Fund                                           .73           .13            .25         1.11(1)
        Stock Fund                                                         .56           .13           1.75         2.44(2)
        Strategy Aggressive Fund                                           .62           .13            .06          .81(1)
AIM V.I.
        Capital Appreciation Fund, Series II Shares                        .61           .25            .24         1.10(3)
        Capital Development Fund, Series II Shares                         .75           .25            .39         1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
        AllianceBernstein Growth and Income Portfolio (Class B)            .63           .25            .05          .93(4)
        AllianceBernstein International Value Portfolio (Class B)         1.00           .25           1.22         2.47(5)
American Century(R) Variable Portfolios, Inc.
        VP International, Class II                                        1.20           .25             --         1.45(6)
        VP Value, Class II                                                 .85           .25             --         1.10(6)
Calvert Variable Series, Inc.
        Social Balanced Portfolio                                          .70            --            .21          .91(7)
Evergreen VA
        Capital Growth Fund - Class 2                                      .80           .25            .22         1.27(8)


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                 GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES     EXPENSES
Fidelity(R) VIP
        Growth & Income Portfolio Service Class 2                          .48%          .25%           .12%         .85%(4)
        Mid Cap Portfolio Service Class 2                                  .58           .25            .12          .95(4)
        Overseas Portfolio Service Class 2                                 .73           .25            .18         1.16(4)
FTVIPT
        Franklin Real Estate Fund - Class 2                                .53           .25            .04          .82(9),(10)
        Franklin Small Cap Value Securities Fund - Class 2                 .59           .25            .20         1.04(10),(11)
        Mutual Shares Securities Fund - Class 2                            .60           .25            .21         1.06(10),(11)
Goldman Sachs VIT
        CORE(SM) U.S. Equity Fund                                          .70            --            .16          .86(12)
        Mid Cap Value Fund                                                 .80            --            .13          .93(12)
INVESCO VIF
        Dynamics Fund                                                      .75            --            .37         1.12(13),(14)
        Financial Services Fund                                            .75            --            .34         1.09(13),(14)
        Technology Fund                                                    .75            --            .36         1.11(13),(14)
        Telecommunications Fund                                            .75            --            .47         1.22(13),(14)
Janus Aspen Series
        Global Technology Portfolio: Service Shares                        .65           .25            .07          .97(15)
        International Growth Portfolio: Service Shares                     .65           .25            .09          .99(15)
Lazard Retirement Series
        International Equity Portfolio                                     .75           .25            .65         1.65(16)
MFS(R)
        Investors Growth Stock Series - Service Class                      .75           .25            .13         1.13(17),(18)
        New Discovery Series - Service Class                               .90           .25            .15         1.30(17),(18)
        Utilities Series - Service Class                                   .75           .25            .19         1.19(17),(18)
Pioneer VCT
        Pioneer Equity Income VCT Portfolio - Class II Shares              .65           .25            .17         1.07(19)
        Pioneer Europe VCT Portfolio - Class II Shares                    1.00           .25           1.41         2.66(19)
Putnam Variable Trust
        Putnam VT Health Sciences Fund - Class IB Shares                   .70           .25            .13         1.08(4)
        Putnam VT International Equity Fund - Class IB Shares              .77           .25            .22         1.24(4)
        (previously Putnam VT International Growth Fund -
          Class IB Shares)
        Putnam VT Vista Fund - Class IB Shares                             .64           .25            .10          .99(4)
Strong Funds
        Strong Opportunity Fund II - Advisor Class                         .75           .25            .39         1.39(20)
Wanger
        International Small Cap                                           1.24            --            .23         1.47(21)
        U.S. Smaller Companies                                             .94            --            .11         1.05(21)
Wells Fargo VT
        Asset Allocation Fund                                              .55           .25            .23         1.03(22)
        International Equity Fund                                          .75           .25           2.14         3.14(22)
        Small Cap Growth Fund                                              .75           .25            .33         1.33(22)


We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

 (1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

 (2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life of New York and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund.

 (3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 (4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

 (5) From 1/1/02 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund was capped at 1.45%. After such waivers, "Management fees," "Other expenses," and "Gross total annual expenses" would be 0.71%, 0.32% and 1.44%.

 (6) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

 (7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

 (8) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2.

 (9) The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(12) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(13) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(16) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(19) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2002 before fee waivers and expense reimbursements. The expenses reflect the contractual expense limitation in effect through Dec. 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. After the expense limitation Management fees would have been 0.20%.

(20) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's other expenses. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.38% and 1.38% for Strong Opportunity Fund II - Advisor Class.

(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(22) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges compensate us for:

-   providing the insurance benefits of the policy;

-   issuing the policy;

-   administering the policy;

-   assuming certain risks in connection with the policy; and

-   distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.  the cost of insurance for the policy month;

2.  the policy fee shown in your policy;

3.  the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.


We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: the cost providing the death benefit under your policy. The cost of insurance for a policy month is calculated as: [a X (b - c)] where:

     (a) IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

          We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

     (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

     (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge, and any charges for optional riders;

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables - Charges Other than Fund Operating Expenses.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $950,000.


               LAPSE OR SURRENDER                       MAXIMUM
              AT BEGINNING OF YEAR                 SURRENDER CHARGE
                       1                              $ 17,760.11
                       2                                17,760.11
                       3                                17,760.11
                       4                                17,760.11
                       5                                17,760.11
                       6                                17,760.11
                       7                                15,984.09
                       8                                14,208.08
                       9                                12,432.11
                      10                                10,656.06
                      11                                 8,880.06
                      12                                 7,104.04
                      13                                 5,328.03
                      14                                 3,552.02
                      15                                 1,776.01
                      16                                        0

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $950,000 and the insureds are male, insurance age 55, qualifying for standard rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $950 multiplied by $21.0979 multiplied by $0.8861,which equals $17,760.11.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this charge will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first ten policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to our company for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. Any further deficit will have to be made up from our general assets.

TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to five per policy year. If we allow more than five transfers by mail or phone per policy year, we also reserve the right to access a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-   cost of insurance charges;

-   administrative charges;

-   surrender charges;

-   cost of optional insurance benefits;

-   policy fees;

-   mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.


We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT

The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YBC             AXP(R) Variable          Objective: long-term total return exceeding    IDS Life, adviser;  American
                Portfolio - Blue Chip    that of the U.S. stock market. Invests         Express Financial Corporation
                Advantage Fund           primarily in blue chip stocks. Blue chip       (AEFC), subadviser.
                                         stocks are issued by companies with a market
                                         capitalization of at least $1 billion, an
                                         established management, a history of
                                         consistent earnings and a leading position
                                         within their respective industries.

YBD             AXP(R) Variable          Objective: high level of current income        IDS Life, adviser; AEFC,
                Portfolio - Bond Fund    while conserving the value of the investment   subadviser.
                (effective 6/27/03       and continuing a high level of income for
                AXP(R) Variable          the longest time period. Invests primarily
                Portfolio - Bond Fund    in bonds and other debt obligations.
                will change to AXP(R)
                Variable Portfolio -
                Diversified Bond Fund)

YCR             AXP(R) Variable          Objective: capital appreciation. Invests       IDS Life, adviser; AEFC,
                Portfolio - Capital      primarily in U.S. common stocks and other      subadviser.
                Resource Fund            securities convertible into common stocks.

YCM             AXP(R) Variable          Objective: maximum current income              IDS Life, adviser; AEFC,
                Portfolio - Cash         consistent with liquidity and stability of     subadviser.
                Management Fund          principal. Invests primarily in money market
                                         securities.

YDE             AXP(R) Variable          Objective: high level of current income        IDS Life, adviser; AEFC,
                Portfolio -              and, as a secondary goal, steady growth of     subadviser.
                Diversified Equity       capital. Invests primarily in
                Income Fund              dividend-paying common and preferred stocks.

YEM             AXP(R) Variable          Objective: long-term capital growth.           IDS Life, adviser; AEFC,
                Portfolio - Emerging     Invests primarily in equity securities of      subadviser; American Express
                Markets Fund             companies in emerging market countries.        Asset Management International,
                                                                                        Inc., a wholly-owned
                                                                                        subsidiary of AEFC, subadviser.

YES             AXP(R) Variable          Objective: growth of capital. Invests          IDS Life, adviser; AEFC,
                Portfolio - Equity       primarily in equity securities of              subadviser.
                Select Fund              medium-sized companies.

YEX             AXP(R) Variable          Objective: high current income, with           IDS Life, adviser; AEFC,
                Portfolio - Extra        capital growth as a secondary objective.       subadviser.
                Income Fund (effective   Invests primarily in high-yielding,
                6/27/03 AXP(R) Variable  high-risk corporate bonds (junk bonds)
                Portfolio - Extra        issued by U.S. and foreign companies and
                Income Fund will         governments.
                change to AXP(R)
                Variable Portfolio -
                High Yield Bond Fund)

YFI             AXP(R) Variable          Objective: a high level of current income      IDS Life, adviser; AEFC,
                Portfolio - Federal      and safety of principal consistent with an     subadviser.
                Income Fund (effective   investment in U.S. government and government
                6/27/03 AXP(R) Variable  agency securities. Invests primarily in debt
                Portfolio - Federal      obligations issued or guaranteed as to
                Income Fund will         principal and interest by the U.S.
                change to AXP(R)         government, its agencies or
                Variable Portfolio -     instrumentalities.
                Short Term  U.S.
                Government Fund)


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YGB             AXP(R) Variable          Objective: high total return through income    IDS Life, adviser; AEFC,
                Portfolio - Global       and growth of capital. Non-diversified         subadviser.
                Bond Fund                mutual fund that invests primarily in debt
                                         obligations of U.S. and foreign issuers.

YGR             AXP(R) Variable          Objective: long-term capital growth.           IDS Life, adviser; AEFC,
                Portfolio - Growth Fund  Invests primarily in common stocks and         subadviser.
                                         securities convertible into common stocks
                                         that appear to offer growth opportunities.

YIE             AXP(R) Variable          Objective: capital appreciation. Invests       IDS Life, adviser; AEFC,
                Portfolio -              primarily in common stocks or convertible      subadviser; American Express
                International Fund       securities of foreign issuers that offer       Asset Management International,
                                         strong growth potential.                       Inc., a wholly-owned subsidiary
                                                                                        of AEFC, subadviser.

YMF             AXP(R) Variable          Objective: maximum total investment return     IDS Life, adviser; AEFC,
                Portfolio - Managed      through a combination of capital growth and    subadviser.
                Fund                     current income. Invests primarily in a
                                         combination of common and preferred stocks,
                                         convertible securities, bonds and other
                                         debt securities.

YND             AXP(R) Variable          Objective: long-term growth of capital.        IDS Life, adviser; AEFC,
                Portfolio - NEW          Invests primarily in common stocks showing     subadviser.
                DIMENSIONS FUND(R)       potential for significant growth.

YPS             AXP(R) Variable          Objective: long-term capital appreciation.     IDS Life, adviser; AEFC,
                Portfolio - Partners     Non-diversified fund that invests primarily    subadviser; Royce & Associates,
                Small Cap Value Fund     in equity securities.                          LLC., Third Avenue Management
                                                                                        LLC and National City
                                                                                        Investment Company, subadvisers.

YIV             AXP(R) Variable          Objective: long-term capital appreciation.     IDS Life, adviser; AEFC,
                Portfolio - S&P 500      Non-diversified fund that invests primarily    subadviser.
                Index Fund               in securities that are expected to provide
                                         investment results that correspond to the
                                         performance of the S&P 500(R) Index.

YSM             AXP(R) Variable          Objective: long-term capital growth.           IDS Life, adviser; AEFC,
                Portfolio - Small Cap    Invests primarily in equity stocks of small    subadviser; Kenwood Capital
                Advantage Fund           companies that are often included in the       Management LLC, subadviser.
                                         Russell 2000 Index and/or have market
                                         capitalization under $2 billion.

YST             AXP(R) Variable          Objective: current income and growth of        IDS Life, adviser; AEFC,
                Portfolio - Stock Fund   capital. Invests primarily in common stocks    subadviser.
                                         and securities convertible into common stock.

YSA             AXP(R) Variable          Objective: capital appreciation. Invests       IDS Life, adviser; AEFC,
                Portfolio - Strategy     primarily in equity securities of growth       subadviser.
                Aggressive Fund          companies.

YAC             AIM V.I. Capital         Objective: growth of capital. Invests          A I M Advisors, Inc.
                Appreciation Fund,       principally in common stocks of companies
                Series II Shares         likely to benefit from new or innovative
                                         products, services or processes as well as
                                         those with above-average growth and
                                         excellent prospects for future growth. The
                                         Fund may invest up to 25% of its assets in
                                         foreign securities.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YAD             AIM V.I. Capital         Objective: long-term growth of capital.        A I M Advisors, Inc.
                Development Fund,        Invests primarily in securities (including
                Series II Shares         common stocks, convertible securities and
                                         bonds) of small- and medium-sized companies.
                                         The Fund may invest up to 25% of its assets
                                         in foreign securities.

YAL             AllianceBernstein  VP    Objective: reasonable current income and       Alliance Capital Management,
                Growth and Income        reasonable appreciation. Invests primarily     L.P.
                Portfolio (Class B)      in dividend-paying common stocks of good
                                         quality.

YAB             AllianceBernstein  VP    Objective: long-term growth of capital.        Alliance Capital Management,
                International Value      Invests primarily in a diversified portfolio   L.P.
                Portfolio (Class B)      of foreign equity securities.

YAI             American Century(R) VP   Objective: long-term capital growth. Invests   American Century Investment
                International, Class II  primarily in stocks of growing foreign         Management, Inc.
                                         companies in developed countries.

YAV             American Century(R) VP   Objective: long-term capital growth, with      American Century Investment
                Value, Class II          income as a secondary objective. Invests       Management, Inc.
                                         primarily in stocks of companies that
                                         management believes to be undervalued at the
                                         time of purchase.

YSB             Calvert Variable         Objective: income and capital growth.          Calvert Asset Management
                Series, Inc. Social      Invests primarily in stocks, bonds and money   Company, Inc. (CAMCO),
                Balanced Portfolio       market instruments which offer income and      investment adviser. SsgA Funds
                                         capital growth opportunity and which satisfy   Management, Inc. and Brown
                                         the investment and social criteria.            Capital Management are the
                                                                                        investment subadvisers.

YCG             Evergreen VA Capital     Objective: long-term capital growth. The       Evergreen Investment Management
                Growth Fund -  Class 2   Fund seeks to achieve its goal by investing    Company, LLC; Pilgrim Baxter &
                                         primarily in common stocks of large U.S.       Associates, Ltd, is the
                                         companies, which the portfolio managers        sub-investment adviser.
                                         believe have the potential for capital
                                         growth over the intermediate- and long-term.

YFG             Fidelity(R) VIP Growth   Objective: seeks high total return through a   Fidelity Management & Research
                & Income Portfolio       combination of current income and capital      Company (FMR), investment
                Service Class 2          appreciation. Normally invests a majority of   manager; FMR U.K., FMR Far
                                         assets in common stocks of foreign and         East, sub-investment advisers.
                                         domestic issuers with a focus on those that
                                         pay current dividends and show potential for
                                         capital appreciation. May invest in bonds,
                                         including lower-quality debt securities, as
                                         well as stocks that are not currently paying
                                         dividends, but offer prospects for future
                                         income or capital appreciation.

YFM             Fidelity(R) VIP Mid Cap  Objective: seeks long-term growth of           FMR, investment manager;  FMR
                Portfolio Service        capital. Normally invests at least 80% of      U.K., FMR Far East,
                Class 2                  assets in securities of foreign and domestic   sub-investment advisers.
                                         companies with medium market capitalization
                                         common stocks. Invests in growth or value
                                         common stocks. May invest in companies with
                                         smaller or larger market capitalizations.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YFO             Fidelity(R) VIP          Objective: seeks long-term growth of           FMR, investment manager; FMR
                Overseas Portfolio       capital. Normally invests primarily in         U.K., FMR Far East, Fidelity
                Service Class 2          common stocks of foreign securities.           International Investment
                                         Normally invests at least 80% of assets in     Advisors (FIIA) and FIIA U.K.,
                                         non-U.S. securities.                           sub-investment advisers.

YRE             FTVIPT Franklin Real     Objective: seeks capital appreciation, with    Franklin Advisers, Inc.
                Estate Fund - Class 2    current income as a secondary goal. The Fund
                                         normally invests at least 80% of its net
                                         assets in investments of companies operating
                                         in the real estate sector. The Fund invests
                                         primarily in equity real estate investment
                                         trusts (REITs).

YSV             FTVIPT Franklin Small    Objective: seeks long-term total return. The   Franklin Advisory Services, LLC
                Cap Value Securities     Fund normally invests at least 80% of its
                Fund -  Class 2          net assets in investments of small
                                         capitalization companies. For this Fund,
                                         small cap companies are those with market
                                         cap values not exceeding  $2.5 billion, at
                                         the time of purchase. The Fund's manager
                                         invests in small companies that it believes
                                         are undervalued.

YMS             FTVIPT Mutual Shares     Objective: seeks capital appreciation, with    Franklin Mutual Advisers, LLC
                Securities Fund -        income as a secondary goal. The Fund
                Class 2                  normally invests mainly in U.S. equity
                                         securities that the Fund's manager believes
                                         are available at market prices less than
                                         their intrinsic value on certain recognized
                                         or objective criteria, including undervalued
                                         stocks, restructuring companies and
                                         distressed companies.

YUE             Goldman Sachs VIT        Objective: The Goldman Sachs VIT CORE U.S.     Goldman Sachs Asset
                CORE(SM) U.S. Equity     Equity Fund seeks long-term growth of          Management, L.P.
                Fund                     capital and dividend income. The Fund
                                         invests, under normal circumstances, at
                CORE(SM) is a service    least 90% of its total assets (not including
                mark of Goldman, Sachs   securities lending collateral and any
                & Co.                    investment of that collateral) measured at
                                         time of purchase in a broadly diversified
                                         portfolio of large-cap and blue chip equity
                                         investments representing all major sectors
                                         of the U.S. economy.

YMC             Goldman Sachs VIT  Mid   Objective: The Goldman Sachs VIT Mid Cap       Goldman Sachs  Asset
                Cap Value Fund           Value Fund seeks long-term capital             Management, L.P.
                                         appreciation. The Fund invests, under normal
                                         circumstances, at least 80% of its net
                                         assets plus any borrowing for investment
                                         purposes (measured at time of purchase) in a
                                         diversified portfolio of equity investments
                                         in mid-capitalization issuers within the
                                         range of the market capitalization of
                                         companies constituting the Russell Midcap
                                         Value Index at the time of investment.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YID             INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                Dynamics Fund            Invests primarily in common stocks of
                                         mid-sized companies -- companies included in
                                         the Russell Midcap(R) Growth Index at the time
                                         of purchase, or if not included in that
                                         Index, those with market capitalizations
                                         between $2.5 billion and $15 billion at the
                                         time of purchase. The Fund also has the
                                         flexibility to invest in other types of
                                         securities, including preferred stocks,
                                         convertible securities and bonds.

YFS             INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                Financial Services Fund  Aggressively managed. Invests at least 80%
                                         of its assets in the equity securities and
                                         equity-related instruments of companies
                                         involved in the financial services sector.
                                         These companies include, but are not limited
                                         to, banks, insurance companies, investment
                                         and miscellaneous industries (asset
                                         managers, brokerage firms, and
                                         government-sponsored agencies and suppliers
                                         to financial services companies).

YTC             INVESCO VIF -            Objective: long-term growth of capital. The    INVESCO Funds Group, Inc.
                Technology Fund          Fund is aggressively managed. Invests at
                                         least 80% of its assets in equity securities
                                         and equity-related instruments of companies
                                         engaged in technology-related industries.
                                         These include, but are not limited to,
                                         various applied technologies, hardware,
                                         software, semiconductors, telecommunications
                                         equipment and services, and service-related
                                         companies in information technology. Many of
                                         these products and services are subject to
                                         rapid obsolescence, which may lower the
                                         market value of securities of the companies
                                         in this sector.

YTL             INVESCO VIF -            Objective: long-term growth of capital.        INVESCO Funds Group, Inc.
                Telecommunications Fund  Current income is a secondary objective. The
                                         Fund is aggressively managed. Invests at
                                         least 80% of its assets in equity securities
                                         and equity-related instruments of companies
                                         involved in the design, development
                                         manufacture, distribution or sale of
                                         communications services and equipment, and
                                         companies that are involved in supplying
                                         equipment or services to such companies. The
                                         telecommunications sector includes, but is
                                         not limited to companies that offer
                                         telephone services, wireless communications,
                                         satellite communications, television and
                                         movie programming, broadcasting and Internet
                                         access. Many of these products and services
                                         are subject to rapid obsolescence, which may
                                         lower the market value of securities of the
                                         companies in this sector.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YGT             Janus Aspen Series       Objective: long-term growth of capital.        Janus Capital
                Global Technology        Non-diversified mutual fund that invests,
                Portfolio: Service       under normal circumstances, at least 80% of
                Shares                   its net assets in securities of companies
                                         that the portfolio manager believes will
                                         benefit significantly from advances or
                                         improvements in technology. It implements
                                         this policy by investing primarily in equity
                                         securities of U.S. and foreign companies
                                         selected for their growth potential.

YIG             Janus Aspen Series       Objective: long-term growth of capital.        Janus Capital
                International Growth     Invests, under normal circumstances, at
                Portfolio: Service       least 80% of its net assets in securities of
                Shares                   issuers from at least five different
                                         countries, excluding the United States.
                                         Although the Portfolio intends to invest
                                         substantially all of its assets in issuers
                                         located outside the United States, it may at
                                         times invest in U.S. issuers and under
                                         unusual circumstances, it may invest all of
                                         its assets in fewer than five countries or
                                         even a single country.

YIP             Lazard Retirement        Objective: long-term capital appreciation.     Lazard Asset Management, LLC
                International Equity     Invests primarily in equity securities,
                Portfolio                principally common stocks, of relatively
                                         large non-U.S. companies with market
                                         capitalizations in the range of the Morgan
                                         Stanley Capital International (MSCI) Europe,
                                         Australia and Far East (EAFE(R)) Index that
                                         the Investment Manager believes are
                                         undervalued based on their earnings, cash
                                         flow or asset values.

YGW             MFS(R) Investors Growth  Objective: long-term growth of capital and     MFS Investment Management(R)
                Stock Series - Service   future income. Invests at least 80% of its
                Class                    net assets in common stocks and related
                                         securities of companies which MFS(R) believes
                                         offer better than average prospects for
                                         long-term growth.

YDS             MFS(R) New Discovery     Objective: capital appreciation. Invests in    MFS Investment Management(R)
                Series - Service Class   at least 65% of its net assets in equity
                                         securities of emerging growth companies.

YUT             MFS(R) Utilities Series  Objective: capital growth and current          MFS Investment Management(R)
                - Service Class          income. Invests primarily in equity and debt
                                         securities of domestic and foreign companies
                                         in the utilities industry.

YPE             Pioneer Equity           Objective: current income and long-term        Pioneer Investment Management, Inc.
                Income  VCT Portfolio    growth of capital from a portfolio
                -  Class II Shares       consisting primarily of income producing
                                         equity securities of  U.S. corporations.
                                         Invests primarily in common stocks,
                                         preferred stocks and interests in real
                                         estate investment trusts (REITs). Normally,
                                         the portfolio invests at least 80% of its
                                         total assets in income producing equity
                                         securities. The remainder of the portfolio
                                         may be invested in debt securities, most of
                                         which are expected to be convertible into
                                         common stocks.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YEU             Pioneer Europe VCT       Objective: long-term growth of capital.        Pioneer Investment Management, Inc.
                Portfolio - Class II     Invests primarily in equity securities of
                Shares                   European issuers including common stocks,
                                         preferred stocks, rights, depositary
                                         receipts, warrants and debt securities
                                         convertible into common stock. Normally, the
                                         portfolio invests 80% of its total assets in
                                         equity securities of European issuers. The
                                         portfolio may also purchase and sell forward
                                         foreign currency contracts in connection
                                         with its investments.

YHS             Putnam VT Health         Objective: capital appreciation. The fund      Putnam Investment Management, LLC
                Sciences Fund - Class    pursues its goal by investing mainly in
                IB Shares                growth stocks of companies in the health
                                         sciences industries. Under normal
                                         circumstances, the fund invests at least 80%
                                         of the fund's net assets in securities of
                                         (a) companies that derive at least 50% of
                                         their assets, revenues or profits from the
                                         pharmaceutical, health care services,
                                         applied research and development and medical
                                         equipment and supplies industries, or  (b)
                                         companies we think have the potential for
                                         growth as a result of their particular
                                         products, technology, patents or other
                                         market advantages in the health sciences
                                         industries.

YPI             Putnam VT                Objective: capital appreciation. The fund      Putnam Investment Management, LLC
                International Equity     pursues its goal by investing mainly in
                Fund - Class IB          common stocks of companies outside the
                Shares (previously       United States.
                Putnam VT
                International Growth
                Fund - Class IB Shares)

YVS             Putnam VT Vista Fund -   Objective: capital appreciation. The fund      Putnam Investment Management, LLC
                Class IB Shares          pursues its goal by investing mainly in
                                         common stocks of U.S. companies with a focus
                                         on growth stocks.

YSO             Strong Opportunity       Objective: seeks capital growth. Invests       Strong Capital Management, Inc.
                Fund II - Advisor Class  primarily in common stocks of
                                         medium-capitalization companies that the
                                         Fund's managers believe are under priced,
                                         yet have attractive growth prospects.

YIC             Wanger International     Objective: long-term growth of capital.        Liberty Wanger Asset
                Small Cap                Invests primarily in stocks of small and       Management, L.P.
                                         medium-size non-U.S. companies with
                                         capitalizations of less than $2 billion at
                                         time of purchase.

YSP             Wanger U.S. Smaller      Objective: long-term growth of capital.        Liberty Wanger Asset
                Companies                Invests primarily in stocks of small- and      Management, L.P.
                                         medium-size U.S. companies with
                                         capitalizations of less than $5 billion at
                                         time of purchase.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

SUBACCOUNT      INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES             INVESTMENT ADVISER
YAA             Wells Fargo VT  Asset    Objective: long-term total return consistent   Wells Fargo Funds Management,
                Allocation Fund          with reasonable risk. Invests in equity and    LLC, adviser; Wells Capital
                                         fixed-income securities in varying             Management Incorporated,
                                         proportions, with "neutral" target             subadviser.
                                         allocation of 60% equity securities and 40%
                                         fixed-income securities. The Fund invests
                                         its equity portion of assets in common
                                         stocks to replicate the S&P 500(R) Index and
                                         its fixed-income portion of assets in U.S.
                                         Treasury Bonds to replicate the Lehman
                                         Brothers 20+ Treasury Index. The Fund seeks
                                         to maintain a 95% or better performance
                                         correlation with the respective indexes.

YWI             Wells Fargo VT           Objective: total return with an emphasis on    Wells Fargo Funds Management,
                International Equity     long-term capital appreciation. Invests        LLC, adviser; Wells Capital
                Fund                     principally in equity securities of            Management Incorporated,
                                         companies based in developed foreign           subadviser.
                                         countries or emerging markets.

YWS             Wells Fargo VT  Small    Objective: long-term capital appreciation.     Wells Fargo Funds Management,
                Cap Growth Fund          Focus is on companies believed to have         LLC, adviser; Wells Capital
                                         above-average growth potential or that may     Management Incorporated,
                                         be involved in new or innovative products,     subadviser.
                                         services and processes. Invests principally
                                         in securities of companies with
                                         above-average growth potential and whose
                                         market capitalizations equal to or lower
                                         than the company with the largest market
                                         capitalization and falls within the range of
                                         the Russell 2000 Index, which is considered
                                         a small capitalization index.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may change the funds from which the subaccounts buy shares if the existing funds become unavailable or, in our judgment, the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. We will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-    select a specified amount of insurance;

-    select a death benefit option;

-    designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges".)

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.


ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.


We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

-    the sum of premiums paid, minus

-    partial surrenders, minus

-    outstanding indebtedness, equals or exceeds

-    $500,000

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as well as lower the policy credit percentage down to 0% at any time.


The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts for policies that have premiums paid in of $500,000 or more.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:


FIXED ACCOUNT


We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-    interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-    additional net premiums allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders and partial surrender fees;

-    surrender charges; and/or

-    monthly deductions.

Accumulation unit values will fluctuate due to:

-    changes in underlying fund net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of underlying funds;

-    fund operating expenses; and/or

-    mortality and expense risk charges.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any day the New York Stock Exchange is open for regular trading (valuation date). These transaction include:

-    premium payments;

-    loan requests and repayments;

-    surrender requests; and

-    transfers.


Payments or requests we receive after 4:00 p.m. Eastern time on a valuation date will be valued as of the end of the next valuation date. Valuation dates do not occur when the New York Stock Exchange is closed as, for example, on Saturdays, Sundays and national holidays.


KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEE (DBG)

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

-    the sum of premiums paid; minus

-    partial surrenders minus

-    outstanding indebtedness; equals or exceeds

-    the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD


If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.


We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-    a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

-    payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT


For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in this policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The death benefit is effective on the policy date.

OPTION 1 (LEVEL AMOUNT): Under this Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

-    the specified amount on the date of the last surviving insured's death; or

- the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit is the greater of:

-    the policy value plus the specified amount; or

- the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES                                             OPTION 1            OPTION 2
 Specified amount                                  $ 1,000,000         $ 1,000,000
 Policy value                                      $    50,000         $    50,000
 Death benefit                                     $ 1,000,000         $ 1,050,000
 Policy value increases to                         $    80,000         $    80,000
 Death benefit                                     $ 1,000,000         $ 1,080,000
 Policy value decreases to                         $    30,000         $    30,000
 Death benefit                                     $ 1,000,000         $ 1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit of the last surviving insured will be the greater of:

- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of the death of the last surviving insured; or

- the policy value of the youngest insured's age 100 minus any indebtedness on the date of the last surviving insured's death.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following costs:

- Monthly deduction because the cost of insurance charges apply to the specified amount.

-    Minimum monthly premium.

-    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to decrease the specified amount.


DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charges apply to the specified amount.

-    Charges for certain optional insurance benefits may decrease.

-    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

-    the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-    the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC and the New York Superintendent of Insurance.


RESTRICTIONS ON TRANSFERS

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

- limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-    For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-    None.

From the fixed account to a subaccount:

-    Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. If, in the alternative, we allow more than five transfers by mail or phone, we reserve the right to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

- You may make twelve automated transfers per policy year. In addition, we reserve the right to limit mail and phone transfers to five per policy year and to charge a fee for more than five transfers per year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                    NUMBER
                                                             AMOUNT          ACCUMULATION          OF UNITS
                                           MONTH            INVESTED          UNIT VALUE           PURCHASED
By investing an equal number
of dollars each month...                    Jan              $ 100               $ 20                 5.00

                                            Feb                100                 16                 6.25

you automatically buy more                  Mar                100                  9                11.11
units when the per unit market
price is low...          --->               Apr                100                  5                20.00

                                            May                100                  7                14.29

                                            June               100                 10                10.00

                                            July               100                 15                 6.67
and fewer units
when the per unit
market price is high.    --->               Aug                100                 20                 5.00

                                            Sept               100                 17                 5.88

                                            Oct                100                 12                 8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exception - see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

 MAXIMUM LOAN AMOUNTS

-    90% of the policy value minus surrender charges.

-    For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday - Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)

TTY service for the hearing impaired:

(800) 869-8613 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither our affiliates nor we will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS


We will pay proceeds when:

-    you surrender the policy;

-    the last surviving insured dies; or

-    the youngest insured attains insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10, or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-    the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the client should make the decision as to who the owner and the beneficiary will be after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

DIVERSIFICATION AND INVESTMENT CONTROL: The IRS has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE OF NEW YORK'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. All payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.


SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------
Full surrender:                                     Amount received plus any indebtedness, minus
                                                    your investment in the policy.*

Lapse:                                              Any outstanding indebtedness minus your
                                                    investment in the policy.*

Partial surrenders (modified endowment contracts):  Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments (modified              Lesser of: The amount of the loan/assignment or policy
endowment contracts):                               value minus your investment in the policy.*

Partial surrenders (not modified
endowment contracts):                               Generally, if the amount received is greater
                                                    than your investment in the policy,* the
                                                    amount in excess of your investment is
                                                    taxable. However, during the first 15 policy
                                                    years, a different amount may be taxable if
                                                    the partial surrender results in or is
                                                    necessitated by a reduction in benefits.

Policy loans and assignments (not modified          None.**
endowment contracts):

Payment options:                                    OPTION A: Taxed as full surrender (and may be
                                                    subject to additional 10% penalty tax if
                                                    modified endowment contract). Interest taxed
                                                    (and not subject to additional 10% penalty
                                                    tax).

                                                    OPTIONS B AND C: Portion of each payment
                                                    taxed and portion considered a return on
                                                    investment in the policy* and not taxed. Any
                                                    outstanding indebtedness at the time the
                                                    option is elected taxed as a partial
                                                    surrender (and may be subject to additional
                                                    10% penalty tax if modified endowment
                                                    contract). Payments made after the investment
                                                    in the policy* fully recovered taxed and if a
                                                    modified endowment contract, may be subject
                                                    to an additional 10% penalty tax.


 * Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-    you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


-    the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if a business or a corporation owns the policy.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.

POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

-    Cost of insurance charges;

-    Administrative charges;

-    Policy fees;

-    Mortality and expense risk charges; and

-    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-    Current charges in all years illustrated; and

-    Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.20% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:

-    Premiums were not paid in full at the beginning of each policy year;

-    Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $950,000     MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER                   ANNUAL PREMIUM $17,000


        PREMIUM(1)
        ACCUMULATED            DEATH BENEFIT                       POLICY VALUE                     CASH SURRENDER VALUE
END OF  WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST       ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%         6%          12%          0%         6%         12%           0%          6%          12%
--------------------------------------------------------------------------------------------------------------------------------
   1    $    17,850  $ 950,000  $  950,000  $   950,000  $  15,230  $   16,187  $    17,145  $      --  $        --  $        --
   2         36,593    950,000     950,000      950,000     30,074      32,937       35,916     12,313       15,177       18,156
   3         56,272    950,000     950,000      950,000     44,525      50,257       56,461     26,765       32,497       38,701
   4         76,936    950,000     950,000      950,000     58,578      68,157       78,943     40,817       50,396       61,183
   5         98,633    950,000     950,000      950,000     72,222      86,640      103,537     54,462       68,880       85,776

   6        121,414    950,000     950,000      950,000     85,451     105,716      130,439     69,467       89,732      114,455
   7        145,335    950,000     950,000      950,000     98,247     125,385      159,860     84,039      111,177      145,652
   8        170,452    950,000     950,000      950,000    110,600     145,654      192,040     98,168      133,222      179,608
   9        196,824    950,000     950,000      950,000    122,487     166,519      227,235    111,831      155,863      216,579
  10        224,515    950,000     950,000      950,000    133,888     187,982      265,735    125,008      179,102      256,855

  15        385,177    950,000     950,000      950,000    190,651     315,236      536,398    190,651      315,236      536,398
  20        590,227    950,000     950,000    1,049,928    232,538     465,310      981,241    232,538      465,310      981,241
  25        851,929    950,000     950,000    1,797,581    250,126     642,820    1,711,981    250,126      642,820    1,711,981
  30      1,185,933    950,000     950,000    3,042,454    210,250     860,826    2,897,575    210,250      860,826    2,897,575
  35      1,612,217    950,000   1,207,972    5,062,489     39,633   1,150,449    4,821,418     39,633    1,150,449    4,821,418

  40      2,156,276         --   1,523,928    8,036,854         --   1,508,840    7,957,281         --    1,508,840    7,957,281
  45      2,850,648         --   1,974,688   13,230,292         --   1,974,688   13,230,292         --    1,974,688   13,230,292


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $950,000      MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                  GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER                   ANNUAL PREMIUM $17,000


         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                       POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%         6%          12%          0%         6%         12%           0%          6%          12%
--------------------------------------------------------------------------------------------------------------------------------
   1    $    17,850  $ 950,000  $  950,000  $   950,000  $  14,986  $   15,935  $  16,885    $      --  $        --  $        --
   2         36,593    950,000     950,000      950,000     29,547      32,378     35,325       11,787       14,618       17,565
   3         56,272    950,000     950,000      950,000     43,672      49,329     55,453       25,912       31,569       37,693
   4         76,936    950,000     950,000      950,000     57,347      66,785     77,416       39,587       49,025       59,656
   5         98,633    950,000     950,000      950,000     70,553      84,738    101,371       52,793       66,978       83,611

   6        121,414    950,000     950,000      950,000     83,264     103,176    127,485       67,280       87,192      111,501
   7        145,335    950,000     950,000      950,000     95,445     122,074    155,937       81,237      107,866      141,729
   8        170,452    950,000     950,000      950,000    107,046     141,397    186,914       94,613      128,965      174,482
   9        196,824    950,000     950,000      950,000    118,001     161,094    220,618      107,345      150,438      209,962
  10        224,515    950,000     950,000      950,000    128,239     181,107    257,273      119,359      172,227      248,393

  15        385,177    950,000     950,000      950,000    169,125     287,713    500,266      169,125      287,713      500,266
  20        590,227    950,000     950,000      950,000    171,656     389,283    886,188      171,656      389,283      886,188
  25        851,929    950,000     950,000    1,591,174     84,362     456,923  1,515,404       84,362      456,923    1,515,404
  30      1,185,933         --     950,000    2,614,345         --     426,889  2,489,852           --      426,889    2,489,852
  35      1,612,217         --     950,000    4,147,662         --      23,926  3,950,154           --       23,926    3,950,154

  40      2,156,276         --          --    6,289,289         --          --  6,227,018           --           --    6,227,018
  45      2,850,648         --          --   10,090,984         --          -- 10,090,984           --           --   10,090,984



(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m., Eastern time.


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.


MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

     -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

     -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.
-    On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.


VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS

Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-5213

[AMERICAN EXPRESS (R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 541-2251

                                                                 S-6203 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                              IDS LIFE OF NEW YORK

                    VARIABLE SECOND-T0-DIE LIFE INSURANCE(SM)

                                   MAY 1, 2003

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203
            Phone: (800) 541-2251
            Web site address: americanexpress.com

            IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS

INFORMATION ABOUT IDS LIFE OF NEW YORK                                        3
   Ownership                                                                  3
   State Regulation                                                           3
   Reports                                                                    3
   Rating Agencies                                                            3
PRINCIPAL UNDERWRITER                                                         4
DISTRIBUTION OF THE POLICY                                                    4
THE VARIABLE ACCOUNT                                                          4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                    4
   Additional Information on Payment Options                                  4
PERFORMANCE INFORMATION                                                       5
   Average Annual Total Return                                                5
   Rates of Return of the Funds                                               6
   Rates of Return of the Subaccounts                                         8
   Annualized Yield for a Subaccount Investing in a Money Market Fund        14
   Annualized Yield for a Subaccount Investing in an Income Fund             14
INDEPENDENT AUDITORS                                                         15

FINANCIAL INFORMATION


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

INFORMATION ABOUT IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.


We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

IDS Life of New York, a New York corporation is a wholly owned subsidiary of IDS Life, a Minnesota Corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at american express.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.


Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Our representatives are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been:
2002: $1,983,108; 2001: $3,177,060; and 2000: $1,656,378. AEFA retains no underwriting commission from the sale of the policy.


DISTRIBUTION OF THE POLICY

We are the sole distributors of the policy. We pay our representatives a commission of up to 77% of the initial target, plus up to 3.3% of all premiums in excess of the target premium. Each year, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness. We pay additional commissions if an increase in coverage occurs.

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                   MONTHLY PAYMENT PER $1,000
                    (YEARS)                         PLACED UNDER OPTION B
                      10                                   $ 9.61
                      15                                     6.87
                      20                                     5.51
                      25                                     4.71
                      30                                     4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

    CALENDAR YEAR                                      CALENDAR YEAR
  OF PAYEE'S BIRTH         ADJUSTMENT                 OF PAYEE'S BIRTH         ADJUSTMENT
    Before 1920                 0                         1945-1949                 6
      1920-1924                 1                         1950-1959                 7
      1925-1929                 2                         1960-1969                 8
      1930-1934                 3                         1970-1979                 9
      1935-1939                 4                         1980-1989                10
      1940-1944                 5                        After 1989                11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                                  LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------------
                                                 10 YEARS               15 YEARS                20 YEARS
ADJUSTED AGE PAYEE                           MALE       FEMALE      MALE       FEMALE       MALE      FEMALE
50                                          $4.22       $3.89      $4.17       $3.86       $4.08      $3.82
55                                           4.62        4.22       4.53        4.18        4.39       4.11
60                                           5.14        4.66       4.96        4.57        5.71       4.44
65                                           5.81        5.22       5.46        5.05        5.02       4.79
70                                           6.61        5.96       5.96        5.60        5.27       5.12
75                                           7.49        6.89       6.38        6.14        5.42       5.35

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:        P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period,  at the end of the period
                  (or fractional portion thereof)

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

RATES OF RETURN OF THE FUNDS


In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                                  10 YEARS OR SINCE
FUND                                                                                 1 YEAR   3 YEARS   5 YEARS      COMMENCEMENT
IDS LIFE SERIES FUND, INC. -
      Equity Portfolio (1/86)(1)                                                     (34.05%)  (30.18%)   (7.66%)          4.63%
      Equity Income Portfolio (6/99)(1)                                              (18.95)    (6.08)       --           (5.79)
      Government Securities Portfolio (1/86)(1)                                       10.03      9.39      6.82            6.80
      Income Portfolio (1/86)(1)                                                       8.00      7.61      5.72            6.98
      International Equity Portfolio (10/94)(1)                                      (17.63)   (23.32)    (5.57)           3.78
      Managed Portfolio (1/86)(1)                                                    (23.45)   (18.98)    (5.38)           3.94
      Money Market Portfolio (1/86)(1)                                                 1.30      3.71      4.18            4.24
AXP(R) VARIABLE PORTFOLIO -
      Blue Chip Advantage Fund (9/99)(1)                                             (22.66)   (16.69)       --          (12.00)
      Bond Fund (10/81)(1)                                                             5.53      6.20      4.34            6.83
      Capital Resource Fund (10/81)(1)                                               (22.03)   (19.23)    (4.14)           3.77
      Cash Management Fund (10/81)(1)                                                  1.14      3.55      4.10            4.26
      Diversified Equity Income Fund (9/99)(1)                                       (19.03)    (6.38)       --           (4.49)
      Emerging Markets Fund (5/00)(1)                                                 (5.44)       --        --          (13.22)
      Extra Income Fund (5/96)(1)                                                     (6.58)    (3.85)    (2.02)           1.19
      Federal Income Fund (9/99)(1)                                                    5.83      6.85        --            6.37
      Global Bond Fund (5/96)(1)                                                      14.98      6.36      4.44            5.10
      Growth Fund (9/99)(1)                                                          (26.10)   (25.60)       --          (19.21)
      International Fund (1/92)(1)                                                   (18.25)   (24.08)    (5.89)           1.86
      Managed Fund (4/86)(1)                                                         (12.92)    (8.72)     0.23            6.47
      NEW DIMENSIONS FUND(R) (5/96)(1)                                               (21.89)   (16.05)     0.09            5.12
      S&P 500 Index Fund (5/00)(1)                                                   (22.42)       --        --          (16.79)
      Small Cap Advantage Fund (9/99)(1)                                             (17.06)    (6.88)       --           (2.65)
      Strategy Aggressive Fund (1/92)(1)                                             (31.95)   (28.23)    (8.29)           1.69
AIM V.I.
      Capital Appreciation Fund, Series I Shares (5/93)(1)                           (24.35)   (19.74)    (2.26)           7.32
      Capital Development Fund, Series I Shares (5/98)(1)                            (21.36)    (7.57)       --           (1.25)
      Core Equity Fund, Series I Shares (5/94)(1)                                    (15.58)   (17.74)    (0.94)           7.86
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
      VP International, Class I (5/94)(1)                                            (20.54)   (26.40)    (5.08)           2.40
      VP Value, Class I (5/96)(1)                                                    (18.19)     8.50      1.31            7.17
CALVERT VARIABLE SERIES, INC.
      Social Balanced Portfolio (9/86)(1)                                            (12.15)    (7.48)     0.66            6.60
CREDIT SUISSE TRUST
      Emerging Growth Portfolio (9/99)(1)                                            (29.30)   (16.51)       --           (7.69)
      Small Cap Growth Portfolio (6/95)(1)                                           (33.69)   (23.03)    (5.61)           2.85
FIDELITY(R) VIP
      Growth & Income Portfolio Service Class (12/96)(1),(2)                         (16.69)   (9.90)      0.61            4.84
      Mid Cap Portfolio Service Class (12/98)(1),(2)                                  (9.90)    5.15         --           15.55
      Overseas Portfolio Service Class (1/87)(1),(2)                                 (20.34)  (20.27)     (4.04)           4.21


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE


                                                                                                                  10 YEARS OR SINCE
FUND                                                                                 1 YEAR   3 YEARS   5 YEARS      COMMENCEMENT
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(3)                                2.07%    13.16%     2.45%           9.62%
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(3)                (9.26)     8.88        --            0.42
      Templeton Foreign Securities Fund - Class 2 (5/92)(1),(4)                      (18.56)   (12.59)    (2.13)           6.63
GOLDMAN SACHS VIT
      CORE(SM) Small Cap Equity Fund (2/98)(1)                                       (14.97)    (3.29)       --           (0.74)
      CORE(SM) U.S. Equity Fund (2/98)(1)                                            (21.89)   (14.64)       --           (2.44)
      Mid Cap Value Fund (5/98)(1)                                                    (4.69)    11.85        --            3.95
JANUS ASPEN SERIES
      Global Technology Portfolio: Service Shares (1/00)(1),(5)                      (40.93)       --        --          (37.98)
      International Growth Portfolio: Service Shares (5/94)(1),(5)                   (25.76)   (21.88)     0.01            8.08
      Mid Cap Growth Portfolio: Service Shares(1),(5)                                (28.12)   (33.34)    (2.36)           6.97
      (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
LAZARD RETIREMENT SERIES
      International Equity Portfolio (9/98)(1)                                       (10.71)   (15.05)       --           (4.06)
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(6)                    (27.71)   (20.13)       --           (8.81)
      New Discovery Series - Service Class (5/98)(1),(6)                             (31.80)   (14.14)       --            2.49
PUTNAM VARIABLE TRUST
      Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(7)                       (0.85)       --     (1.29)           5.33
      Putnam VT International New Opportunities Fund - Class IB Shares (1/97)(1),(7) (13.63)       --     (2.42)          (2.07)
      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)                   (30.51)       --     (5.53)           5.53
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(7)                           (30.60)       --     (4.20)          (0.12)
ROYCE CAPITAL FUND
      Micro-Cap Portfolio (12/96)(1)                                                 (12.78)    10.24     12.31           13.75
THIRD AVENUE
      Value Portfolio (9/99)(1)                                                      (10.72)    12.56        --           14.20
WANGER
      International Small Cap (5/95)(1)                                              (13.83)   (21.19)     5.21           11.19
      U.S. Smaller Companies (5/95)(1)                                               (16.81)    (5.23)     2.95           12.96

(1) Commencement date of the fund.

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 9.5% premium expense charge. In the second table the rates of return do not reflect the 9.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                                      PERFORMANCE SINCE
                                                                                                COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
Equity          Equity Portfolio (8/87; 1/86)(1)                                           (40.86%)  (10.30%)    2.66%      5.26%
Equity Income   Equity Income Portfolio (11/00; 6/99)(1)                                   (27.30)       --        --     (12.35)
Government
Securities      Government Securities Portfolio (8/87; 1/86)(1)                             (1.31)     3.76      4.79       6.25
Income          Income Portfolio (8/87; 1/86)(1)                                            (3.14)     2.70      4.97       6.40
International
Equity          International Equity Portfolio (10/94; 10/94)(1)                           (26.12)    (8.27)       --        1.61
Managed         Managed Portfolio (8/87; 1/86)(1)                                          (31.34)    (8.08)     1.98       5.55
Money Market    Money Market Portfolio (8/87; 1/86)(1)                                      (9.14)     1.20      2.29       3.38
              AXP(R) VARIABLE PORTFOLIO -
YBC             Blue Chip Advantage Fund (11/00; 9/99)(1)                                  (30.64)       --        --     (23.90)
YBD             Bond Fund (11/00; 10/81)(1)                                                 (5.35)       --        --       1.66
YCR             Capital Resource Fund (11/00; 10/81)(1)                                    (30.07)       --        --     (24.17)
YCM             Cash Management Fund (11/00; 10/81)(1)                                      (9.27)       --        --      (2.92)
YDE             Diversified Equity Income Fund (11/00; 9/99)(1)                            (27.38)       --        --     (12.23)
YEM             Emerging Markets Fund (11/00; 5/00)(1)                                     (15.19)       --        --     (10.49)
YEX             Extra Income Fund (11/00; 5/96)(1)                                         (16.15)       --        --      (7.35)
YFI             Federal Income Fund (11/00; 9/99)(1)                                        (5.08)       --        --       0.97
YGB             Global Bond Fund (11/00; 5/96)(1)                                            3.12        --        --       4.25
YGR             Growth Fund (11/00; 9/99)(1)                                               (33.72)       --        --     (34.07)
YIE             International Fund (11/00; 1/92)(1)                                        (26.67)       --        --     (26.89)
YMF             Managed Fund (11/00; 4/86)(1)                                              (21.90)       --        --     (15.57)
YND             NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                                    (29.95)       --        --     (23.19)
YIV             S&P 500 Index Fund (11/00; 5/00)(1)                                        (30.41)       --        --     (21.94)
YSM             Small Cap Advantage Fund (11/00; 9/99)(1)                                  (25.61)       --        --     (15.17)
YSA             Strategy Aggressive Fund (11/00; 1/92)(1)                                  (38.97)       --        --     (36.88)
              AIM V.I.
YCA             Capital Appreciation Fund,
                Series I Shares (11/00; 5/93)(1)                                           (32.16)       --        --     (28.86)
YCD             Capital Development Fund,
                Series I Shares (11/00; 5/98)(1)                                           (29.47)       --        --     (17.95)
YGI             Core Equity Fund,
                Series I Shares (11/96; 5/94)(1)                                           (24.29)    (3.76)       --       0.49

                                                                                                      PERFORMANCE SINCE
                                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
Equity          Equity Portfolio (8/87; 1/86)(1)                                           (40.86%)  (10.30%)    2.66%      6.66%
Equity Income   Equity Income Portfolio (11/00; 6/99)(1)                                   (27.30)       --        --      (9.23)
Government
Securities      Government Securities Portfolio (8/87; 1/86)(1)                             (1.31)     3.76      4.79       5.61
Income          Income Portfolio (8/87; 1/86)(1)                                            (3.14)     2.70      4.97       5.78
International
Equity          International Equity Portfolio (10/94; 10/94)(1)                           (26.12)    (8.27)       --       1.61
Managed         Managed Portfolio (8/87; 1/86)(1)                                          (31.34)    (8.08)     1.98       6.41
Money Market    Money Market Portfolio (8/87; 1/86)(1)                                      (9.14)     1.20      2.29       3.50
              AXP(R) VARIABLE PORTFOLIO -
YBC             Blue Chip Advantage Fund (11/00; 9/99)(1)                                  (30.64)       --        --     (15.40)
YBD             Bond Fund (11/00; 10/81)(1)                                                 (5.35)     1.37      4.96       8.56
YCR             Capital Resource Fund (11/00; 10/81)(1)                                    (30.07)    (6.88)     1.82       8.68
YCM             Cash Management Fund (11/00; 10/81)(1)                                      (9.27)     1.15      2.32       4.70
YDE             Diversified Equity Income Fund (11/00; 9/99)(1)                            (27.38)       --        --      (8.17)
YEM             Emerging Markets Fund (11/00; 5/00)(1)                                     (15.19)       --        --     (17.16)
YEX             Extra Income Fund (11/00; 5/96)(1)                                         (16.15)    (4.80)       --      (1.19)
YFI             Federal Income Fund (11/00; 9/99)(1)                                        (5.08)       --        --       2.24
YGB             Global Bond Fund (11/00; 5/96)(1)                                            3.12      1.43        --       2.59
YGR             Growth Fund (11/00; 9/99)(1)                                               (33.72)       --        --     (22.33)
YIE             International Fund (11/00; 1/92)(1)                                        (26.67)    (8.57)    (0.01)     (0.21)
YMF             Managed Fund (11/00; 4/86)(1)                                              (21.90)    (2.63)     4.54       7.04
YND             NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                                    (29.95)    (2.77)       --       2.63
YIV             S&P 500 Index Fund (11/00; 5/00)(1)                                        (30.41)       --        --     (20.56)
YSM             Small Cap Advantage Fund (11/00; 9/99)(1)                                  (25.61)       --        --      (6.41)
YSA             Strategy Aggressive Fund (11/00; 1/92)(1)                                  (38.97)   (10.91)    (0.20)      0.55
              AIM V.I.
YCA             Capital Appreciation Fund,
                Series I Shares (11/00; 5/93)(1)                                           (32.16)    (5.04)       --       5.27
YCD             Capital Development Fund,
                Series I Shares (11/00; 5/98)(1)                                           (29.47)       --        --      (4.21)
YGI             Core Equity Fund,
                Series I Shares (11/96; 5/94)(1)                                           (24.29)    (3.76)       --       5.66


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                                     PERFORMANCE SINCE
                                                                                                COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR             VP International, Class I (11/00; 5/94)(1)                                 (28.58%)      --%       --%    (27.01%)
YVL             VP Value, Class I (11/00; 5/96)(1)                                         (21.63)       --        --      (2.71)
              CALVERT VARIABLE SERIES, INC.
YSB             Social Balanced Portfolio (11/00; 9/86)(1)                                 (21.25)       --        --     (14.70)
              CREDIT SUISSE TRUST
YEG             Emerging Growth Portfolio (11/00; 9/99)(1)                                  36.59)       --        --     (26.22)
YSC             Small Cap Growth Portfolio (11/00; 6/95)(1)                                (40.53)       --        --     (28.57)
              FIDELITY(R) VIP
YGC             Growth & Income Portfolio
                Service Class (11/00; 12/96)(1),(2)                                        (25.28)       --        --     (16.99)
YMP             Mid Cap Portfolio
                Service Class (11/00; 12/98)(1),(2)                                        (19.19)       --        --      (8.67)
YOS             Overseas Portfolio
                Service Class (11/00; 1/87)(1),(2)                                         (28.56)       --        --     (24.73)
              FTVIPT
YRE             Franklin Real Estate Fund -
                Class 2 (11/00; 1/89)(1),(3)                                                (8.45)       --        --       2.69
YSV             Franklin Small Cap Value Securities Fund -
                Class 2 (11/00; 5/98)(1),(3)                                               (18.62)       --        --      (0.56)
YIF             Templeton Foreign Securities Fund -
                Class 2 (11/00; 5/92)(1),(4)                                               (26.96)       --        --     (19.30)
              GOLDMAN SACHS VIT
YSE             CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                            (23.74)       --        --      (9.18)
YUE             CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                                 (29.95)       --        --     (21.57)
YMC             Mid Cap Value Fund (11/00; 5/98)(1)                                        (14.52)       --        --       2.54
              JANUS ASPEN SERIES
YGT             Global Technology Portfolio:
                Service Shares (11/00; 1/00)(1),(5)                                        (47.02)       --        --     (44.61)
YIG             International Growth Portfolio:
                Service Shares (11/00; 5/94)(1),(5)                                        (33.41)       --        --     (28.77)
YAG             Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)                     (35.53)       --        --     (39.62)
                (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
YIP             International Equity Portfolio (11/00; 9/98)(1)                            (19.91)       --        --     (20.46)
              MFS(R)
YGW             Investors Growth Stock Series -
                Service Class (11/00; 5/99)(1),(6)                                         (35.17)       --        --     (30.00)
YDS             New Discovery Series -
                Service Class (11/00; 5/98)(1),(6)                                         (38.83)       --        --     (23.21)

                                                                                                      PERFORMANCE SINCE
                                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR             VP International, Class I (11/00; 5/94)(1)                                 (28.58%)   (5.69%)      --%      0.18%
YVL             VP Value, Class I (11/00; 5/96)(1)                                         (21.63)     0.94        --       5.85
              CALVERT VARIABLE SERIES, INC.
YSB             Social Balanced Portfolio (11/00; 9/86)(1)                                 (21.25)    (2.22)     4.60       6.25
              CREDIT SUISSE TRUST
YEG             Emerging Growth Portfolio (11/00; 9/99)(1)                                 (36.59)       --        --     (11.25)
YSC             Small Cap Growth Portfolio (11/00; 6/95)(1)                                (40.53)    (8.31)       --       0.58
              FIDELITY(R) VIP
YGC             Growth & Income Portfolio
                Service Class (11/00; 12/96)(1),(2)                                        (25.28)    (2.26)       --       2.36
YMP             Mid Cap Portfolio
                Service Class (11/00; 12/98)(1),(2)                                        (19.19)       --        --
YOS             Overseas Portfolio
                Service Class (11/00; 1/87)(1),(2)                                         (28.56)    (6.78)     2.68       2.56
              FTVIPT
YRE             Franklin Real Estate Fund -
                Class 2 (11/00; 1/89)(1),(3)                                                (8.45)    (0.48)     7.97       7.86
YSV             Franklin Small Cap Value Securities Fund -
                Class 2 (11/00; 5/98)(1),(3)                                               (18.62)       --        --      (2.59)
YIF             Templeton Foreign Securities Fund -
                Class 2 (11/00; 5/92)(1),(4)                                               (26.96)    (4.93)     5.74       4.69
              GOLDMAN SACHS VIT
YSE             CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                            (23.74)       --        --      (3.65)
YUE             CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                                 (29.95)       --        --      (5.29)
YMC             Mid Cap Value Fund (11/00; 5/98)(1)                                        (14.52)       --        --       0.82
              JANUS ASPEN SERIES
YGT             Global Technology Portfolio:
                Service Shares (11/00; 1/00)(1),(5)                                        (47.02)       --        --     (40.49)
YIG             International Growth Portfolio:
                Service Shares (11/00; 5/94)(1),(5)                                        (33.41)    (2.83)       --       6.00
YAG             Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)                     (35.53)    (5.14)       --       4.89
                (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
YIP             International Equity Portfolio (11/00; 9/98)(1)                            (19.91)       --        --      (7.08)
              MFS(R)
YGW             Investors Growth Stock Series -
                Service Class (11/00; 5/99)(1),(6)                                         (35.17)       --        --     (12.08)
YDS             New Discovery Series -
                Service Class (11/00; 5/98)(1),(6)                                         (38.83)       --        --      (0.60)


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                                     PERFORMANCE SINCE
                                                                                                COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              PUTNAM VARIABLE TRUST
YPH             Putnam VT High Yield -
                Class IB Shares (11/00; 2/88)(1),(7)                                       (10.96%)      --%       --%     (4.90%)
YIO             Putnam VT International New Opportunities
                Fund - Class IB Shares (11/00; 1/97)(1),(7)                                (22.54)       --        --     (26.21)
YNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                                           (37.48)    (8.05)       --      (3.89)
YVS             Putnam VT Vista Fund -
                Class IB Shares (11/00; 1/97)(1),(7)                                       (37.76)       --        --     (35.56)
              ROYCE CAPITAL FUND
YMI             Micro-Cap Portfolio (11/00; 12/96)(1)                                      (21.86)       --        --       2.76
              THIRD AVENUE
YVA             Value Portfolio (11/00; 9/99)(1)                                           (19.93)       --        --      (0.69)
              WANGER
YIC             International Small Cap (11/00; 5/95)(1)                                   (22.72)       --        --     (24.23)
YSP             U.S. Smaller Companies (11/00; 5/95)(1)                                    (25.39)       --        --      (6.09)

                                                                                                      PERFORMANCE SINCE
                                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              PUTNAM VARIABLE TRUST
YPH             Putnam VT High Yield -
                Class IB Shares (11/00; 2/88)(1),(7)                                       (10.96%)  (4.11%)     3.35%      5.25%
YIO             Putnam VT International New Opportunities
                Fund - Class IB Shares (11/00; 1/97)(1),(7)                                (22.54)    (5.21)       --      (4.55)
YNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                                           (37.48)    (8.05)       --       3.56
YVS             Putnam VT Vista Fund -
                Class IB Shares (11/00; 1/97)(1),(7)                                       (37.76)    (6.92)       --      (2.61)
              ROYCE CAPITAL FUND
YMI             Micro-Cap Portfolio (11/00; 12/96)(1)                                      (21.86)     9.08        --      10.87
              THIRD AVENUE
YVA             Value Portfolio (11/00; 9/99)(1)                                           (19.93)       --        --       9.80
              WANGER
YIC             International Small Cap (11/00; 5/95)(1)                                   (22.72)     2.22        --       8.79
YSP             U.S. Smaller Companies (11/00; 5/95)(1)                                    (25.39)    (0.01)       --      10.49


See accompanying notes to the performance information.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                                                     PERFORMANCE SINCE
                                                                                                COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
Equity          Equity Portfolio (8/87; 1/86)(1)                                           (34.65%)   (8.49%)    3.69%      6.25%
Equity Income   Equity Income Portfolio (11/00; 6/99)(1)                                   (19.67)       --        --      (6.63)
Government
Securities      Government Securities Portfolio (8/87; 1/86)(1)                              9.05      5.86      5.84       6.65
Income          Income Portfolio (8/87; 1/86)(1)                                             7.02      4.77      6.02       6.72
International
Equity          International Equity Portfolio (10/94; 10/94)(1)                           (18.36)    (6.42)       --       2.85
Managed         Managed Portfolio (8/87; 1/86)(1)                                          (24.14)    (6.23)     3.00       6.26
Money Market    Money Market Portfolio (8/87; 1/86)(1)                                       0.39      3.24      3.32       4.06
              AXP(R) VARIABLE PORTFOLIO -
YBC             Blue Chip Advantage Fund (11/00; 9/99)(1)                                  (23.36)       --        --     (19.45)
YBD             Bond Fund (11/00; 10/81)(1)                                                  4.59        --        --       7.13
YCR             Capital Resource Fund (11/00; 10/81)(1)                                    (22.73)       --        --     (21.27)
YCM             Cash Management Fund (11/00; 10/81)(1)                                       0.25        --        --       2.37
YDE             Diversified Equity Income Fund (11/00; 9/99)(1)                            (19.76)       --        --      (8.08)
YEM             Emerging Markets Fund (11/00; 5/00)(1)                                      (6.29)       --        --     (12.21)
YEX             Extra Income Fund (11/00; 5/96)(1)                                          (7.35)       --        --      (4.20)
YFI             Federal Income Fund (11/00; 9/99)(1)                                         4.88        --        --       6.71
YGB             Global Bond Fund (11/00; 5/96)(1)                                           13.95        --        --       8.04
YGR             Growth Fund (11/00; 9/99)(1)                                               (26.76)       --        --     (30.37)
YIE             International Fund (11/00; 1/92)(1)                                        (18.97)       --        --     (23.63)
YMF             Managed Fund (11/00; 4/86)(1)                                              (13.70)       --        --     (10.90)
YND             NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                                    (22.59)       --        --     (11.95)
YIV             S&P 500 Index Fund (11/00; 5/00)(1)                                        (23.11)       --        --     (17.42)
YSM             Small Cap Advantage Fund (11/00; 9/99)(1)                                  (17.80)       --        --      (9.98)
YSA             Strategy Aggressive Fund (11/00; 1/92)(1)                                  (32.56)       --        --     (30.18)
              AIM V.I.
YCA             Capital Appreciation Fund,
                Series I Shares (11/00; 5/93)(1)                                           (25.03)       --        --     (23.18)
YCD             Capital Development Fund,
                Series I Shares (11/00; 5/98)(1)                                           (22.06)       --        --     (12.14)
YGI             Core Equity Fund, Series I Shares (11/96; 5/94)(1)                         (16.34)    (1.82)       --       2.14
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR             VP International, Class I (11/00; 5/94)(1)                                 (21.09)       --        --     (23.04)
YVL             VP Value, Class I (11/00; 5/96)(1)                                         (13.40)       --        --       0.02
              CALVERT VARIABLE SERIES, INC.
YSB             Social Balanced Portfolio (11/00; 9/86)(1)                                 (12.98)       --        --      (9.01)
              CREDIT SUISSE TRUST
YEG             Emerging Growth Portfolio (11/00; 9/99)(1)                                 (29.94)       --        --     (19.33)
YSC             Small Cap Growth Portfolio (11/00; 6/95)(1)                                (34.29)       --        --      (7.05)

                                                                                                      PERFORMANCE SINCE
                                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              IDS LIFE SERIES FUND, INC. -
Equity          Equity Portfolio (8/87; 1/86)(1)                                           (34.65%)  (8.49%)     3.69%      7.29%
Equity Income   Equity Income Portfolio (11/00; 6/99)(1)                                   (19.67)       --        --      (6.63)
Government
Securities      Government Securities Portfolio (8/87; 1/86)(1)                              9.05      5.86      5.84       6.23
Income          Income Portfolio (8/87; 1/86)(1)                                             7.02      4.77      6.02       6.40
International
Equity          International Equity Portfolio (10/94; 10/94)(1)                           (18.36)    (6.42)       --       2.85
Managed         Managed Portfolio (8/87; 1/86)(1)                                          (24.14)    (6.23)     3.00       7.04
Money Market    Money Market Portfolio (8/87; 1/86)(1)                                       0.39      3.24      3.32       4.11
              AXP(R) VARIABLE PORTFOLIO -
YBC             Blue Chip Advantage Fund (11/00; 9/99)(1)                                  (23.36)       --        --     (12.79)
YBD             Bond Fund (11/00; 10/81)(1)                                                  4.59      3.42      6.01       9.07
YCR             Capital Resource Fund (11/00; 10/81)(1)                                    (22.73)    (5.00)     2.84       9.19
YCM             Cash Management Fund (11/00; 10/81)(1)                                       0.25     3.18       3.34       5.19
YDE             Diversified Equity Income Fund (11/00; 9/99)(1)                            (19.76)       --        --      (5.35)
YEM             Emerging Markets Fund (11/00; 5/00)(1)                                      (6.29)       --        --     (14.00)
YEX             Extra Income Fund (11/00; 5/96)(1)                                          (7.35)    (2.89)       --       0.30
YFI             Federal Income Fund (11/00; 9/99)(1)                                         4.88        --        --       5.47
YGB             Global Bond Fund (11/00; 5/96)(1)                                           13.95      3.51        --       4.15
YGR             Growth Fund (11/00; 9/99)(1)                                               (26.76)       --        --     (19.94)
YIE             International Fund (11/00; 1/92)(1)                                        (18.97)    (6.73)     0.99       0.71
YMF             Managed Fund (11/00; 4/86)(1)                                              (13.70)    (0.67)     5.58       7.69
YND             NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                                    (22.59)    (0.81)       --       4.18
YIV             S&P 500 Index Fund (11/00; 5/00)(1)                                        (23.11)       --        --     (17.53)
YSM             Small Cap Advantage Fund (11/00; 9/99)(1)                                  (17.80)       --        --      (3.53)
YSA             Strategy Aggressive Fund (11/00; 1/92)(1)                                  (32.56)    (9.11)     0.80       1.47
              AIM V.I.
YCA             Capital Appreciation Fund,
                Series I Shares (11/00; 5/93)(1)                                           (25.03)    (3.13)       --       6.36
YCD             Capital Development Fund,
                Series I Shares (11/00; 5/98)(1)                                           (22.06)       --        --      (2.14)
YGI             Core Equity Fund, Series I Shares (11/96; 5/94)(1)                         (16.34)    (1.82)       --       6.88
              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YIR             VP International, Class I (11/00; 5/94)(1)                                 (21.09)    (3.79)       --       1.34
YVL             VP Value, Class I (11/00; 5/96)(1)                                         (13.40)     2.97        --       7.45
              CALVERT VARIABLE SERIES, INC.
YSB             Social Balanced Portfolio (11/00; 9/86)(1)                                 (12.98)    (0.24)     5.65       6.90
              CREDIT SUISSE TRUST
YEG             Emerging Growth Portfolio (11/00; 9/99)(1)                                 (29.94)       --        --      (8.52)
YSC             Small Cap Growth Portfolio (11/00; 6/95)(1)                                (34.29)    (6.46)       --       1.93


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                                     PERFORMANCE SINCE
                                                                                                COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              FIDELITY(R) VIP
YGC             Growth & Income Portfolio
                Service Class (11/00; 12/96)(1),(2)                                        (17.44%)      --%       --%    (10.86%)
YMP             Mid Cap Portfolio
                Service Class (11/00; 12/98)(1),(2)                                        (10.70)       --        --       0.25
YOS             Overseas Portfolio
                Service Class (11/00; 1/87)(1),(2)                                         (21.06)       --        --     (20.69)
              FTVIPT
YRE             Franklin Real Estate Fund -
                Class 2 (11/00; 1/89)(1),(3)                                                 1.16        --        --       8.93
YSV             Franklin Small Cap Value Securities Fund -
                Class 2 (11/00; 5/98)(1),(3)                                               (10.08)       --        --       5.51
YIF             Templeton Foreign Securities Fund -
                Class 2 (11/00; 5/92)(1),(4)                                               (19.29)       --        --      (8.37)
              GOLDMAN SACHS VIT
YSE             CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                            (15.73)       --        --      (4.47)
YUE             CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                                 (22.60)       --        --     (17.01)
YMC             Mid Cap Value Fund (11/00; 5/98)(1)                                         (5.55)       --        --       9.08
              JANUS ASPEN SERIES
YGT             Global Technology Portfolio:
                Service Shares (11/00; 1/00)(1),(5)                                        (41.46)       --        --     (39.95)
YIG             International Growth Portfolio:
                Service Shares (11/00; 5/94)(1),(5)                                        (26.42)       --        --     (25.16)
YAG             Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)                     (28.76)       --        --     (35.12)
                (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
YIP             International Equity Portfolio (11/00; 9/98)(1)                            (11.51)       --        --     (15.58)
              MFS(R)
YGW             Investors Growth Stock Series -
                Service Class (11/00; 5/99)(1),(6)                                         (28.36)       --        --     (23.60)
YDS             New Discovery Series -
                Service Class (11/00; 5/98)(1),(6)                                         (32.41)       --        --     (16.96)
              PUTNAM VARIABLE TRUST
YPH             Putnam VT High Yield -
                Class IB Shares (11/00; 2/88)(1),(7)                                        (1.62)       --        --      (2.49)
YIO             Putnam VT International New Opportunities
                Fund - Class IB Shares (11/00; 1/97)(1),(7)                                (14.41)       --        --     (27.09)
YNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                                           (30.92)    (6.20)       --      (2.31)
YVS             Putnam VT Vista Fund -
                Class IB Shares (11/00; 1/97)(1),(7)                                       (31.22)       --        --     (28.73)
              ROYCE CAPITAL FUND
YMI             Micro-Cap Portfolio (11/00; 12/96)(1)                                      (13.66)       --        --       9.62

                                                                                                      PERFORMANCE SINCE
                                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              FIDELITY(R) VIP
YGC             Growth & Income Portfolio
                Service Class (11/00; 12/96)(1),(2)                                        (17.44%)   (0.29%)      --%      4.07%
YMP             Mid Cap Portfolio
                Service Class (11/00; 12/98)(1),(2)                                        (10.70)       --        --      14.56
YOS             Overseas Portfolio
                Service Class (11/00; 1/87)(1),(2)                                         (21.06)    (4.90)     3.71       3.20
              FTVIPT
YRE             Franklin Real Estate Fund -
                Class 2 (11/00; 1/89)(1),(3)                                                 1.16      1.53      9.06       8.64
YSV             Franklin Small Cap Value Securities Fund -
                Class 2 (11/00; 5/98)(1),(3)                                               (10.08)       --        --      (0.49)
YIF             Templeton Foreign Securities Fund -
                Class 2 (11/00; 5/92)(1),(4)                                               (19.29)    (3.01)     6.80       5.68
              GOLDMAN SACHS VIT
YSE             CORE(SM) Small Cap Equity Fund (11/00; 2/98)(1)                            (15.73)       --        --      (1.66)
YUE             CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                                 (22.60)       --        --      (3.33)
YMC             Mid Cap Value Fund (11/00; 5/98)(1)                                         (5.55)       --        --       3.00
              JANUS ASPEN SERIES
YGT             Global Technology Portfolio:
                Service Shares (11/00; 1/00)(1),(5)                                        (41.46)       --        --     (38.45)
YIG             International Growth Portfolio:
                Service Shares (11/00; 5/94)(1),(5)                                        (26.42)    (0.88)       --       7.23
YAG             Mid Cap Portfolio: Service Shares (11/00; 9/93)(1),(5)                     (28.76)    (3.23)       --       6.03
                (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
              LAZARD RETIREMENT SERIES
YIP             International Equity Portfolio (11/00; 9/98)(1)                            (11.51)       --        --      (4.91)
              MFS(R)
YGW             Investors Growth Stock Series -
                Service Class (11/00; 5/99)(1),(6)                                         (28.36)       --        --      (9.65)
YDS             New Discovery Series -
                Service Class (11/00; 5/98)(1),(6)                                         (32.41)       --        --       1.55
              PUTNAM VARIABLE TRUST
YPH             Putnam VT High Yield -
                Class IB Shares (11/00; 2/88)(1),(7)                                       (1.62)     (2.17)     4.39       5.96
YIO             Putnam VT International New Opportunities
                Fund - Class IB Shares (11/00; 1/97)(1),(7)                                (14.41)    (3.30)       --      (2.95)
YNO             Putnam VT New Opportunities Fund -
                Class IA Shares (11/96; 5/94)(1)                                           (30.92)    (6.20)       --       4.76
YVS             Putnam VT Vista Fund -
                Class IB Shares (11/00; 1/97)(1),(7)                                       (31.22)    (5.04)       --      (0.97)
              ROYCE CAPITAL FUND
YMI             Micro-Cap Portfolio (11/00; 12/96)(1)                                      (13.66)    11.28        --      12.72


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 9.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                                                     PERFORMANCE SINCE
                                                                                                COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              THIRD AVENUE
YVA             Value Portfolio (11/00; 9/99)(1)                                           (11.52%)      --%       --%      9.12%
              WANGER
YIC             International Small Cap (11/00; 5/95)(1)                                   (14.60)       --        --     (23.48)
YSP             U.S. Smaller Companies (11/00; 5/95)(1)                                    (17.56)       --        --      (1.47)

                                                                                                      PERFORMANCE SINCE
                                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT    INVESTING IN                                                                 1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              THIRD AVENUE
YVA             Value Portfolio (11/00; 9/99)(1)                                           (11.52%)      --%       --%     13.19%
              WANGER
YIC             International Small Cap (11/00; 5/95)(1)                                   (14.60)     4.28        --      10.22
YSP             U.S. Smaller Companies (11/00; 5/95)(1)                                    (17.56)     2.01        --      11.94



See accompanying notes to the performance information.

NOTES TO THE PERFORMANCE INFORMATION

(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

-   any declared dividends,

-   the value of any shares purchased with dividends paid during the period, and

-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable surrender charge, or

-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

     Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT        INVESTING IN                                          SIMPLE YIELD          COMPOUND YIELD
YCM               AXP(R) Variable Portfolio - Cash Management Fund         (0.07%)                (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

where:

            a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT        INVESTING IN                                          YIELD
YBD               AXP(R) Variable Portfolio - Bond Fund                 5.17%
YEX               AXP(R) Variable Portfolio - Extra Income Fund         5.04
YFI               AXP(R) Variable Portfolio - Federal Income Fund       2.96
YGB               AXP(R) Variable Portfolio - Global Bond Fund          2.46


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Variable Second-to-Die Life Insurance at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance (comprised of subaccounts YEQ, YEI, YGS, YIN, YIT, YMA, YMM, YBC, YBD, YCR, YCM, YDE, YEM, YEX, YFI, YGB, YGR, YIE, YMF, YND, YIV, YSM, YSA, YCA, YCD, YGI, YIR, YVL, YSB, YEG, YSC, YGC, YMP, YOS, YRE, YSV, YIF, YSE, YUE, YMC, YGT, YIG, YAG, YIP, YGW, YDS, YPH, YIO, YNO, YVS, YMI, YVA, YIC and YSP) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                    /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              YEQ            YEI            YGS            YIN            YIT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 75,158,373   $     92,892   $  1,183,860   $  6,549,477   $ 17,418,089
                                                           ------------------------------------------------------------------------
    at market value                                        $ 33,369,629   $     78,740   $  1,241,927   $  6,549,633   $  9,613,652
Dividends receivable                                                 --             --          3,870         28,514             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          3,088            840          1,784             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 33,369,629         81,828      1,246,637      6,579,931      9,613,652
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               26,380             57            978          5,192          7,592
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                        19,465             --             --             --          1,852
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                45,845             57            978          5,192          9,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $ 33,323,784   $     81,771   $  1,245,659   $  6,574,739   $  9,604,208
===================================================================================================================================
Accumulation units outstanding                               13,651,225         99,120        445,277      2,302,237      7,630,987
===================================================================================================================================
Net asset value per accumulation unit                      $       2.44   $       0.82   $       2.80   $       2.86   $       1.26
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YMA            YMM            YBC            YBD            YCR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 38,190,395   $  3,512,804   $     60,239   $  2,152,301   $     25,162
                                                           ------------------------------------------------------------------------
    at market value                                        $ 25,604,649   $  3,512,711   $     48,054   $  2,170,011   $     20,464
Dividends receivable                                                 --          3,071             --          9,251             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --              6          3,204            241
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 25,604,649      3,515,782         48,060      2,182,466         20,705
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               20,227          2,736             36          1,713             22
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                        17,455         28,146             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                37,682         30,882             36          1,713             22
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $ 25,566,967   $  3,484,900   $     48,024   $  2,180,753   $     20,683
===================================================================================================================================
Accumulation units outstanding                               10,071,203      1,893,767         78,876      1,935,255         38,164
===================================================================================================================================
Net asset value per accumulation unit                      $       2.54   $       1.84   $       0.61   $       1.13   $       0.54
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YCM            YDE            YEM            YEX            YFI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    962,670   $  1,527,585   $     64,111   $    950,108   $  1,025,386
                                                           ------------------------------------------------------------------------
    at market value                                        $    962,668   $  1,291,134   $     60,217   $    860,384   $  1,033,316
Dividends receivable                                                689             --             --          3,578          2,541
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 11,590            221             --          2,884          2,772
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    974,947      1,291,355         60,217        866,846      1,038,629
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  716          1,012             45            679            817
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --              5             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   716          1,012             50            679            817
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    974,231   $  1,290,343   $     60,167   $     866,16   $  1,037,812
===================================================================================================================================
Accumulation units outstanding                                  950,420      1,563,661         70,674        940,509        931,361
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       0.83   $       0.85   $       0.92   $       1.11
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YGB            YGR            YIE            YMF            YND
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    249,568   $    316,303   $     61,989   $    204,553   $  4,524,033
                                                           ------------------------------------------------------------------------
    at market value                                        $    265,095   $    256,283   $     54,388   $    178,329   $  3,762,528
Dividends receivable                                                535             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    815             23             --            777          4,794
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    266,445        256,306         54,388        179,106      3,767,322
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  207            198             41            138          2,942
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --              2             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   207            198             43            138          2,942
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    266,238   $    256,108   $     54,345   $    178,968   $  3,764,380
===================================================================================================================================
Accumulation units outstanding                                  220,669        572,111        124,434        251,766      6,545,663
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       0.45   $       0.44   $       0.71   $       0.58
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YIV            YSM            YSA            YCA            YCD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,682,506   $    219,042   $    177,549   $    148,128   $    242,938
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,411,017   $    189,438   $    124,001   $    114,794   $    204,092
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  2,476            831             16            108            875
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             90            161
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,413,493        190,269        124,017        114,992        205,128
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,090            151             96             90            161
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            108            875
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,090            151             96            198          1,036
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $  1,412,403   $    190,118   $    123,921   $    114,794   $    204,092
===================================================================================================================================
Accumulation units outstanding                                2,200,329        255,267        479,837        225,503        285,845
===================================================================================================================================
Net asset value per accumulation unit                      $       0.64   $       0.74   $       0.26   $       0.51   $       0.71
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YGI            YIR            YVL            YSB            YEG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 24,075,418   $    700,191   $  2,856,031   $    106,563   $     48,305
                                                           ------------------------------------------------------------------------
    at market value                                        $ 16,932,159   $    579,802   $  2,575,044   $     93,168   $     42,341
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  6,935            278          6,593             77             78
Receivable from mutual funds and portfolios
  for share redemptions                                          13,368            449          2,038             72             33
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 16,952,462        580,529      2,583,675         93,317         42,452
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               13,368            449          2,038             72             33
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       6,935            278          6,593             77             78
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                20,303            727          8,631            149            111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $ 16,932,159   $    579,802   $  2,575,044   $     93,168   $     42,341
===================================================================================================================================
Accumulation units outstanding                               14,871,791      1,041,948      2,475,202        124,757         75,965
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       0.56   $       1.04   $       0.75   $       0.56
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YSC            YGC            YMP            YOS            YRE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    233,361   $  2,325,327   $  3,093,727   $    402,105   $  1,100,952
                                                           ------------------------------------------------------------------------
    at market value                                        $    179,869   $  2,066,614   $  2,877,537   $    329,879   $  1,081,042
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     77         10,005          4,733          1,238          2,429
Receivable from mutual funds and portfolios
  for share redemptions                                             140          1,596          2,220            257            842
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    180,086      2,078,215      2,884,490        331,374      1,084,313
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  140          1,596          2,220            257            842
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          77         10,005          4,733          1,238          2,429
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   217         11,601          6,953          1,495          3,271
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    179,869   $  2,066,614   $  2,877,537   $    329,879   $  1,081,042
===================================================================================================================================
Accumulation units outstanding                                  434,856      2,805,554      3,250,659        555,349        924,112
===================================================================================================================================
Net asset value per accumulation unit                      $       0.41   $       0.74   $       0.89   $       0.59   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YSV            YIF            YSE            YUE            YMC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    491,360   $    937,667   $    306,277   $    316,714   $  1,744,733
                                                           ------------------------------------------------------------------------
    at market value                                        $    463,557   $    792,287   $    273,748   $    268,255   $  1,640,643
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    183          3,695             --             19            299
Receivable from mutual funds and portfolios
  for share redemptions                                             361            613            478            209          1,233
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    464,101        796,595        274,226        268,483      1,642,175
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  361            613            215            209          1,233
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         183          3,695            263             19            299
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   544          4,308            478            228          1,532
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    463,557   $    792,287   $    273,748   $    268,255   $  1,640,643
===================================================================================================================================
Accumulation units outstanding                                  423,218      1,147,191        317,003        417,680      1,455,865
===================================================================================================================================
Net asset value per accumulation unit                      $       1.10   $       0.69   $       0.86   $       0.64   $       1.13
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YGT            YIG            YAG            YIP            YGW
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    144,528   $  1,218,777   $    278,258   $    421,924   $    909,073
                                                           ------------------------------------------------------------------------
    at market value                                        $     95,541   $    956,613   $    204,653   $    374,938   $    693,921
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  3,142            628             40            238          1,400
Receivable from mutual funds and portfolios
  for share redemptions                                              72            750            159            288            539
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     98,755        957,991        204,852        375,464        695,860
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   72            750            159            288            539
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       3,142            628             40            238          1,400
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,214          1,378            199            526          1,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $     95,541   $    956,613   $    204,653   $    374,938   $    693,921
===================================================================================================================================
Accumulation units outstanding                                  310,275      1,825,532        562,638        566,542      1,364,169
===================================================================================================================================
Net asset value per accumulation unit                      $       0.31   $       0.52   $       0.36   $       0.66   $       0.51
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YDS            YPH            YIO            YNO            YVS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,179,958   $    239,281   $    371,197   $ 24,232,917   $    396,631
                                                           ------------------------------------------------------------------------
    at market value                                        $    909,181   $    229,797   $    322,065   $ 11,123,296   $    286,539
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    790          4,714             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             710            220            249         14,989            385
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    910,681        234,731        322,314     11,138,285        286,924
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  710            220            249          8,794            223
    Transaction charge                                               --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         790          4,714             --          6,195            162
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,500          4,934            249         14,989            385
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    909,181   $    229,797   $    322,065   $ 11,123,296   $    286,539
===================================================================================================================================
Accumulation units outstanding                                1,465,450        231,985        574,343     12,827,779        690,151
===================================================================================================================================
Net asset value per accumulation unit                      $       0.62   $       0.99   $       0.56   $       0.87   $       0.42
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                 YMI            YVA            YIC            YSP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $  2,256,096   $  2,879,614   $    537,675   $  1,181,572
                                                                          ---------------------------------------------------------
    at market value                                                       $  1,980,038   $  2,620,896   $    461,759   $  1,077,958
Dividends receivable                                                                --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                 3,896          7,991          1,543          4,821
Receivable from mutual funds and portfolios
  for share redemptions                                                          1,537          2,043            356            815
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 1,985,471      2,630,930        463,658      1,083,594
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                               1,537          2,043            356            815
    Transaction charge                                                              --             --             --             --
    Contract terminations                                                           --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                                      3,896          7,991          1,543          4,821
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                5,433         10,034          1,899          5,636
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                                     $  1,980,038   $  2,620,896   $    461,759   $  1,077,958
===================================================================================================================================
Accumulation units outstanding                                               1,758,262      2,397,087        772,204      1,133,052
===================================================================================================================================
Net asset value per accumulation unit                                     $       1.13   $       1.09   $       0.60   $       0.95
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YEQ             YEI           YGS            YIN            YIT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    141,725   $        941   $     43,812   $    331,557   $     82,569
Variable account expenses                                       371,001            548          9,139         58,210        100,624
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (229,276)           393         34,673        273,347        (18,055)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       5,412,231          4,921        261,576        785,738      1,916,273
    Cost of investments sold                                 10,467,739          6,068        256,596        803,604      3,118,411
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (5,055,508)        (1,147)         4,980        (17,866)    (1,202,138)
Distributions from capital gains                                     --            107             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (13,357,364)       (13,720)        46,804        181,017     (1,026,386)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (18,412,872)       (14,760)        51,784        163,151     (2,228,524)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(18,642,148)  $    (14,367)  $     86,457   $    436,498   $ (2,246,579)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMA            YMM            YBC             YBD            YCR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    517,378   $     44,084   $        337   $     74,015   $        146
Variable account expenses                                       265,827         30,770            370         13,033            240
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 251,551         13,314            (33)        60,982            (94)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,318,284      4,417,119          3,898        284,310         19,583
    Cost of investments sold                                  4,524,958      4,417,096          4,444        286,911         23,786
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,206,674)            23           (546)        (2,601)        (4,203)
Distributions from capital gains                                     --            182             --             --          1,659
Net change in unrealized appreciation or
  depreciation of investments                                (7,578,521)          (198)       (10,513)        22,711         (4,988)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (8,785,195)             7        (11,059)        20,110         (7,532)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (8,533,644)  $     13,321   $    (11,092)  $     81,092   $     (7,626)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YCM            YDE            YEM            YEX             YFI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      7,559   $     17,075   $         --   $     51,795   $     14,297
Variable account expenses                                         6,030          9,361            295          6,051          4,428
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,529          7,714           (295)        45,744          9,869
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,219,933         60,204          9,469        116,826         68,213
    Cost of investments sold                                  1,219,944         66,303         10,613        128,163         67,962
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (11)        (6,099)        (1,144)       (11,337)           251
Distributions from capital gains                                     --          2,881             --             --          4,241
Net change in unrealized appreciation or
  depreciation of investments                                        12       (244,502)        (3,660)       (76,839)         8,030
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1       (247,720)        (4,804)       (88,176)        12,522
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,530   $   (240,006)  $     (5,099)  $    (42,432)  $     22,391
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGB            YGR            YIE            YMF            YND
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $      7,294   $        195   $        349   $      3,575   $     16,195
Variable account expenses                                         1,404          1,705            309          1,174         27,380
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,890         (1,510)            40          2,401        (11,185)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          47,857         32,462          1,446         40,917        232,960
    Cost of investments sold                                     47,002         42,400          1,608         48,119        280,204
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    855         (9,938)          (162)        (7,202)       (47,244)
Distributions from capital gains                                     --             --             45         10,372          2,368
Net change in unrealized appreciation or
  depreciation of investments                                    16,935        (43,965)        (6,835)       (23,852)      (732,836)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,790        (53,903)        (6,952)       (20,682)      (777,712)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     23,680   $    (55,413)  $     (6,912)  $    (18,281)  $   (788,897)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YIV            YSM             YSA            YCA            YCD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,701   $         --   $         --   $         --   $         --
Variable account expenses                                        10,376          1,431          1,095            834          1,626
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,325         (1,431)        (1,095)          (834)        (1,626)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         286,444         31,065         18,070          8,245         44,121
    Cost of investments sold                                    341,472         31,805         24,240         10,327         51,581
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (55,028)          (740)        (6,170)        (2,082)        (7,460)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (267,680)       (32,165)       (41,812)       (24,039)       (39,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (322,708)       (32,905)       (47,982)       (26,121)       (46,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (321,383)  $    (34,336)  $    (49,077)  $    (26,955)  $    (48,313)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGI             YIR           YVL             YSB            YEG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     62,072   $      3,097   $     12,249   $      2,737   $         --
Variable account expenses                                       175,066          4,316         18,068            621            325
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (112,994)        (1,219)        (5,819)         2,116           (325)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,340,452         56,775        143,956          8,123         37,872
    Cost of investments sold                                  4,525,822         65,399        162,056          8,749         40,864
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,185,370)        (8,624)       (18,100)          (626)        (2,992)
Distributions from capital gains                                     --             --         79,253             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,307,532)      (100,639)      (350,745)       (10,893)        (7,181)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,492,902)      (109,263)      (289,592)       (11,519)       (10,173)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (3,605,896)  $   (110,482)  $   (295,411)  $     (9,403)  $    (10,498)
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSC            YGC             YMP           YOS            YRE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     12,901   $     12,595   $      1,228   $     17,103
Variable account expenses                                         1,398         13,811         20,474          2,405          6,160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,398)          (910)        (7,879)        (1,177)        10,943
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,729         50,204        167,939         44,112         46,923
    Cost of investments sold                                     24,848         55,095        184,400         49,396         48,482
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,119)        (4,891)       (16,461)        (5,284)        (1,559)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,690)      (267,734)      (271,957)       (60,448)       (29,029)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (63,809)      (272,625)      (288,418)       (65,732)       (30,588)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (65,207)  $   (273,535)  $   (296,297)  $    (66,909)  $    (19,645)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSV            YIF             YSE           YUE             YMC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        942   $      8,677   $        816   $      1,711   $     16,859
Variable account expenses                                         2,665          4,953          1,801          1,773         10,028
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,723)         3,724           (985)           (62)         6,831
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          24,230         61,939         12,819         12,351        101,689
    Cost of investments sold                                     26,492         68,890         14,291         14,118        108,309
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,262)        (6,951)        (1,472)        (1,767)        (6,620)
Distributions from capital gains                                  6,592             --             --             --          4,919
Net change in unrealized appreciation or
  depreciation of investments                                   (37,018)      (134,565)       (38,541)       (47,962)      (106,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (32,688)      (141,516)       (40,013)       (49,729)      (108,246)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (34,411)  $   (137,792)  $    (40,998)  $    (49,791)  $   (101,415)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGT            YIG             YAG           YIP            YGW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      6,634   $         --   $        271   $         --
Variable account expenses                                           821          7,847          1,747          2,866          6,477
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (821)        (1,213)        (1,747)        (2,595)        (6,477)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          21,727        144,839         50,605         66,794        222,363
    Cost of investments sold                                     29,370        179,784         67,299         78,490        297,295
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,643)       (34,945)       (16,694)       (11,696)       (74,932)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,219)      (246,590)       (48,027)       (29,344)      (182,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (49,862)      (281,535)       (64,721)       (41,040)      (257,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (50,683)  $   (282,748)  $    (66,468)  $    (43,635)  $   (263,979)
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YDS            YPH             YIO           YNO             YVS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     19,693   $      1,493   $         --   $         --
Variable account expenses                                         7,602          1,882          2,343        121,132          2,431
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,602)        17,811           (850)      (121,132)        (2,431)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         121,830        119,608         32,106      2,366,353         26,841
    Cost of investments sold                                    160,677        124,712         34,325      4,620,162         33,713
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (38,847)        (5,104)        (2,219)    (2,253,809)        (6,872)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (299,375)       (10,846)       (38,182)    (2,933,766)       (94,313)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (338,222)       (15,950)       (40,401)    (5,187,575)      (101,185)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (345,824)  $      1,861   $    (41,251)  $ (5,308,707)  $   (103,616)
===================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      YMI             YVA            YIC           YSP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $         --   $      4,712   $         --   $         --
Variable account expenses                                                       13,564         19,334          3,037          5,868
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                (13,564)       (14,622)        (3,037)        (5,868)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                         87,336        121,258         35,877         42,457
    Cost of investments sold                                                    94,184        130,905         42,880         47,697
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                (6,848)        (9,647)        (7,003)        (5,240)
Distributions from capital gains                                                59,988         41,040             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (332,872)      (315,372)       (64,456)      (116,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                (279,732)      (283,979)       (71,459)      (121,341)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $   (293,296)  $   (298,601)  $    (74,496)  $   (127,209)
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YEQ            YEI             YGS           YIN            YIT
OPERATIONS
Investment income (loss) -- net                            $   (229,276)  $        393   $     34,673   $    273,347   $    (18,055)
Net realized gain (loss) on sales of investments             (5,055,508)        (1,147)         4,980        (17,866)    (1,202,138)
Distributions from capital gains                                     --            107             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (13,357,364)       (13,720)        46,804        181,017     (1,026,386)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (18,642,148)       (14,367)        86,457        436,498     (2,246,579)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,785,150         25,039        113,205        613,662      1,956,088
Net transfers(1)                                             (4,671,548)        47,625        305,872       (166,395)    (1,981,568)
Transfers for policy loans                                     (163,173)           291          9,799         (5,245)       (56,771)
Policy charges                                               (3,089,728)        (3,487)       (83,892)      (485,798)      (713,517)
Contract terminations:
    Surrender benefits                                       (2,041,691)          (832)       (31,942)      (202,294)      (387,483)
    Death benefits                                              (24,800)            --         (6,746)        (4,207)        (5,038)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (3,205,790)        68,636        306,296       (250,277)    (1,188,289)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              55,171,722         27,502        852,906      6,388,518     13,039,076
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 33,323,784   $     81,771   $  1,245,659   $  6,574,739   $  9,604,208
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,771,075         26,777        332,451      2,394,245      8,457,563
Contract purchase payments                                    2,340,078         28,347         42,207        223,923      1,393,291
Net transfers(1)                                             (1,615,995)        48,417        112,650        (59,675)    (1,385,305)
Transfers for policy loans                                      (46,754)           284          3,785         (2,015)       (39,971)
Policy charges                                               (1,062,270)        (3,867)       (31,266)      (177,408)      (502,341)
Contract terminations:
    Surrender benefits                                         (725,739)          (838)       (12,080)       (75,294)      (288,513)
    Death benefits                                               (9,170)            --         (2,470)        (1,539)        (3,737)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,651,225         99,120        445,277      2,302,237      7,630,987
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMA            YMM             YBC            YBD            YCR
OPERATIONS
Investment income (loss) -- net                            $    251,551   $     13,314   $        (33)  $     60,982   $        (94)
Net realized gain (loss) on sales of investments             (1,206,674)            23           (546)        (2,601)        (4,203)
Distributions from capital gains                                     --            182             --             --          1,659
Net change in unrealized appreciation or
  depreciation of investments                                (7,578,521)          (198)       (10,513)        22,711         (4,988)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8,533,644)        13,321        (11,092)        81,092         (7,626)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,200,171      1,572,679         22,923        342,783         13,524
Net transfers(1)                                             (2,572,096)      (812,710)         5,489      1,146,621          5,948
Transfers for policy loans                                      (42,029)       (20,039)            --        (11,933)        (2,498)
Policy charges                                               (2,340,792)      (393,295)        (3,809)      (127,971)        (2,931)
Contract terminations:
    Surrender benefits                                       (1,032,734)      (204,520)           (79)       (36,556)            --
    Death benefits                                              (35,150)            --             --         (8,069)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,822,630)       142,115         24,524      1,304,875         14,043
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              35,923,241      3,329,464         34,592        794,786         14,266
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,566,967   $  3,484,900   $     48,024   $  2,180,753   $     20,683
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,735,398      1,816,416         43,561        737,760         20,340
Contract purchase payments                                    1,479,621        856,227         34,035        313,823         21,001
Net transfers(1)                                               (893,361)      (442,625)         7,065      1,052,489          5,901
Transfers for policy loans                                      (10,341)       (10,905)            --        (10,799)        (4,237)
Policy charges                                                 (839,111)      (211,377)        (5,640)      (114,525)        (4,841)
Contract terminations:
    Surrender benefits                                         (387,746)      (113,969)          (145)       (36,080)            --
    Death benefits                                              (13,257)            --             --         (7,413)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,071,203      1,893,767         78,876      1,935,255         38,164
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YCM            YDE            YEM            YEX            YFI
OPERATIONS
Investment income (loss) -- net                            $      1,529   $      7,714   $       (295)  $     45,744   $      9,869
Net realized gain (loss) on sales of investments                    (11)        (6,099)        (1,144)       (11,337)           251
Distributions from capital gains                                     --          2,881             --             --          4,241
Net change in unrealized appreciation or
  depreciation of investments                                        12       (244,502)        (3,660)       (76,839)         8,030
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,530       (240,006)        (5,099)       (42,432)        22,391
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      719,863        252,051         19,232        294,544        108,530
Net transfers(1)                                               (175,022)       659,472         34,637        302,743        810,094
Transfers for policy loans                                      (10,743)        (2,500)            10         (9,650)        (1,244)
Policy charges                                                 (102,459)       (52,192)        (1,453)       (44,165)       (48,080)
Contract terminations:
    Surrender benefits                                           (2,462)        (6,977)          (102)        (5,224)          (115)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  429,177        849,854         52,324        538,248        869,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 543,524        680,495         12,942        370,351        146,236
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    974,231   $  1,290,343   $     60,167   $    866,167   $  1,037,812
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          531,602        661,750         14,239        372,704        137,637
Contract purchase payments                                      702,781        282,004         20,527        313,349         99,001
Net transfers(1)                                               (171,040)       689,683         37,657        318,912        739,874
Transfers for policy loans                                      (10,486)        (2,973)            13        (10,622)        (1,129)
Policy charges                                                  (99,797)       (57,325)        (1,643)       (45,741)       (38,816)
Contract terminations:
    Surrender benefits                                           (2,640)        (9,478)          (119)        (8,093)        (5,206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                950,420      1,563,661         70,674        940,509        931,361
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YGB            YGR            YIE            YMF            YND
OPERATIONS
Investment income (loss) -- net                            $      5,890   $     (1,510)  $         40   $      2,401   $    (11,185)
Net realized gain (loss) on sales of investments                    855         (9,938)          (162)        (7,202)       (47,244)
Distributions from capital gains                                     --             --             45         10,372          2,368
Net change in unrealized appreciation or
  depreciation of investments                                    16,935        (43,965)        (6,835)       (23,852)      (732,836)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,680        (55,413)        (6,912)       (18,281)      (788,897)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       35,654        110,947         16,153         68,773      1,137,329
Net transfers(1)                                                123,947        101,708         33,577         42,776      1,552,822
Transfers for policy loans                                           10          2,001           (115)          (651)       (19,095)
Policy charges                                                  (10,053)       (17,688)        (3,015)       (15,922)      (214,109)
Contract terminations:
    Surrender benefits                                             (403)       (11,456)            --         (5,905)       (54,571)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  149,155        185,512         46,600         89,071      2,402,376
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  93,403        126,009         14,657        108,178      2,150,901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    266,238   $    256,108   $     54,345   $    178,968   $  3,764,380
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           88,217        205,883         27,197        131,326      2,894,751
Contract purchase payments                                       32,132        216,067         34,450         92,320      1,754,319
Net transfers(1)                                                109,592        208,567         69,394         58,730      2,353,335
Transfers for policy loans                                            9          3,762           (247)          (925)       (30,736)
Policy charges                                                   (8,905)       (32,972)        (6,360)       (21,122)      (329,489)
Contract terminations:
    Surrender benefits                                             (376)       (29,196)            --         (8,563)       (96,517)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                220,669        572,111        124,434        251,766      6,545,663
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YIV            YSM            YSA            YCA            YCD
OPERATIONS
Investment income (loss) -- net                            $      1,325   $     (1,431)  $     (1,095)  $       (834)  $     (1,626)
Net realized gain (loss) on sales of investments                (55,028)          (740)        (6,170)        (2,082)        (7,460)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (267,680)       (32,165)       (41,812)       (24,039)       (39,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (321,383)       (34,336)       (49,077)       (26,955)       (48,313)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      452,027         64,565         60,655         54,300         62,050
Net transfers(1)                                                516,842         66,149            362         34,634         71,162
Transfers for policy loans                                          168             26           (171)          (857)          (658)
Policy charges                                                  (73,671)       (10,485)        (9,214)        (7,722)       (10,660)
Contract terminations:
    Surrender benefits                                          (18,945)            --             --             --           (740)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  876,421        120,255         51,632         80,355        121,154
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 857,365        104,199        121,366         61,394        131,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,412,403   $    190,118   $    123,921   $    114,794   $    204,092
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,027,037        115,002        316,802         90,451        143,098
Contract purchase payments                                      637,692         78,568        195,523         93,675         74,524
Net transfers(1)                                                662,594         74,746          4,508         56,515         82,951
Transfers for policy loans                                          322             27           (490)        (1,560)          (641)
Policy charges                                                 (102,324)       (13,076)       (36,506)       (13,578)       (13,171)
Contract terminations:
    Surrender benefits                                          (24,992)            --             --             --           (916)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,200,329        255,267        479,837        225,503        285,845
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YGI            YIR            YVL            YSB            YEG
OPERATIONS
Investment income (loss) -- net                            $   (112,994)  $     (1,219)  $     (5,819)  $      2,116   $       (325)
Net realized gain (loss) on sales of investments             (1,185,370)        (8,624)       (18,100)          (626)        (2,992)
Distributions from capital gains                                     --             --         79,253             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,307,532)      (100,639)      (350,745)       (10,893)        (7,181)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,605,896)      (110,482)      (295,411)        (9,403)       (10,498)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,558,515        134,525        613,460         39,467         12,887
Net transfers(1)                                             (3,412,611)       288,926      1,257,547         21,052         18,757
Transfers for policy loans                                      (21,594)         2,263        (22,167)          (189)          (831)
Policy charges                                               (1,275,191)       (28,893)      (117,673)        (5,387)        (1,956)
Contract terminations:
    Surrender benefits                                         (699,691)        (1,899)       (19,303)          (508)            --
    Death benefits                                              (10,676)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,861,248)       394,922      1,711,864         54,435         28,857
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,399,303        295,362      1,158,591         48,136         23,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,932,159   $    579,802   $  2,575,044   $     93,168   $     42,341
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       16,461,529        418,865        964,264         56,091         30,109
Contract purchase payments                                    2,862,517        218,332        556,732         49,719         19,584
Net transfers(1)                                             (2,814,822)       450,989      1,101,183         26,748         30,712
Transfers for policy loans                                      (18,868)         3,864        (21,207)          (240)        (1,224)
Policy charges                                               (1,009,997)       (45,748)      (107,057)        (6,902)        (3,216)
Contract terminations:
    Surrender benefits                                         (599,697)        (4,354)       (18,713)          (659)            --
    Death benefits                                               (8,871)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,871,791      1,041,948      2,475,202        124,757         75,965
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YSC            YGC            YMP            YOS            YRE
OPERATIONS
Investment income (loss) -- net                            $     (1,398)  $       (910)  $     (7,879)  $     (1,177)  $     10,943
Net realized gain (loss) on sales of investments                 (6,119)        (4,891)       (16,461)        (5,284)        (1,559)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,690)      (267,734)      (271,957)       (60,448)       (29,029)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,207)      (273,535)      (296,297)       (66,909)       (19,645)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,006        655,914        792,847        114,653        212,155
Net transfers(1)                                                 79,580        796,165      1,244,042        142,373        632,134
Transfers for policy loans                                         (234)        (1,820)        (2,308)           195        (14,450)
Policy charges                                                   (8,755)      (102,669)      (137,969)       (15,951)       (27,386)
Contract terminations:
    Surrender benefits                                           (6,588)        (5,463)       (38,003)       (11,678)       (10,458)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,009      1,342,127      1,858,609        229,592        791,995
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 115,067        998,022      1,315,225        167,196        308,692
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    179,869   $  2,066,614   $  2,877,537   $    329,879   $  1,081,042
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          182,535      1,118,507      1,326,273        222,013        266,956
Contract purchase payments                                      139,974        837,114        843,456        172,230        178,499
Net transfers(1)                                                149,340        991,313      1,286,849        203,473        522,639
Transfers for policy loans                                         (646)        (2,610)        (2,624)           162        (11,922)
Policy charges                                                  (15,053)      (128,415)      (159,350)       (20,717)       (22,589)
Contract terminations:
    Surrender benefits                                          (21,294)       (10,355)       (43,945)       (21,812)        (9,471)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                434,856      2,805,554      3,250,659        555,349        924,112
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YSV            YIF            YSE            YUE            YMC
OPERATIONS
Investment income (loss) -- net                            $     (1,723)  $      3,724   $       (985)  $        (62)  $      6,831
Net realized gain (loss) on sales of investments                 (2,262)        (6,951)        (1,472)        (1,767)        (6,620)
Distributions from capital gains                                  6,592             --             --             --          4,919
Net change in unrealized appreciation or
  depreciation of investments                                   (37,018)      (134,565)       (38,541)       (47,962)      (106,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (34,411)      (137,792)       (40,998)       (49,791)      (101,415)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,792        159,203        105,724         82,644        447,144
Net transfers(1)                                                279,071        590,468        119,316        109,759        808,448
Transfers for policy loans                                       (3,479)        (1,213)          (347)           782          1,707
Policy charges                                                  (16,066)       (36,152)       (12,619)       (13,305)       (61,358)
Contract terminations:
    Surrender benefits                                             (361)        (6,773)          (126)          (213)       (11,608)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  338,957        705,533        211,948        179,667      1,184,333
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 159,011        224,546        102,798        138,379        557,725
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    463,557   $    792,287   $    273,748   $    268,255   $  1,640,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          130,527        262,314        100,370        166,993        468,122
Contract purchase payments                                       69,162        210,317        107,511        116,756        373,261
Net transfers(1)                                                241,370        734,022        123,005        152,108        674,796
Transfers for policy loans                                       (3,190)        (1,566)          (319)         1,148          1,384
Policy charges                                                  (14,118)       (46,683)       (13,234)       (19,000)       (51,160)
Contract terminations:
    Surrender benefits                                             (533)       (11,213)          (330)          (325)       (10,538)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                423,218      1,147,191        317,003        417,680      1,455,865
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YGT            YIG            YAG            YIP            YGW
OPERATIONS
Investment income (loss) -- net                            $       (821)  $     (1,213)  $     (1,747)  $     (2,595)  $     (6,477)
Net realized gain (loss) on sales of investments                 (7,643)       (34,945)       (16,694)       (11,696)       (74,932)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,219)      (246,590)       (48,027)       (29,344)      (182,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,683)      (282,748)       (66,468)       (43,635)      (263,979)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,602        307,455        105,639         75,919        299,521
Net transfers(1)                                                 10,818        360,395          9,098        174,212         76,688
Transfers for policy loans                                         (257)        (9,026)       (10,729)          (305)         2,355
Policy charges                                                   (9,715)       (50,502)       (17,826)       (11,477)       (50,119)
Contract terminations:
    Surrender benefits                                           (3,141)       (13,310)        (5,718)        (1,747)       (26,134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   59,307        595,012         80,464        236,602        302,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  86,917        644,349        190,657        181,971        655,589
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     95,541   $    956,613   $    204,653   $    374,938   $    693,921
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          165,437        904,684        373,056        243,588        923,086
Contract purchase payments                                      159,442        513,978        257,543        107,560        507,995
Net transfers(1)                                                 23,358        548,082         24,602        234,324         65,533
Transfers for policy loans                                         (459)       (16,634)       (28,699)          (393)         3,902
Policy charges                                                  (27,568)       (99,851)       (43,922)       (15,795)       (84,253)
Contract terminations:
    Surrender benefits                                           (9,935)       (24,727)       (19,942)        (2,742)       (52,094)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                310,275      1,825,532        562,638        566,542   $  1,364,169
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YDS            YPH            YIO            YNO            YVS
OPERATIONS
Investment income (loss) -- net                            $     (7,602)  $     17,811   $       (850)  $   (121,132)  $     (2,431)
Net realized gain (loss) on sales of investments                (38,847)        (5,104)        (2,219)    (2,253,809)        (6,872)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (299,375)       (10,846)       (38,182)    (2,933,766)       (94,313)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (345,824)         1,861        (41,251)    (5,308,707)      (103,616)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,869         28,378        113,568      3,171,154        108,452
Net transfers(1)                                                432,824         51,395         82,736     (2,645,734)        70,713
Transfers for policy loans                                       (3,645)            18           (936)       (28,861)            98
Policy charges                                                  (60,287)        (6,510)       (17,586)      (965,532)       (20,120)
Contract terminations:
    Surrender benefits                                          (13,811)           (84)          (577)      (535,004)        (1,739)
    Death benefits                                                   --             --             --        (11,927)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  649,950         73,197        177,205     (1,015,904)       157,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 605,055        154,739        186,111     17,447,907        232,751
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    909,181   $    229,797   $    322,065   $ 11,123,296   $    286,539
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          658,726        153,689        284,078     13,899,882        385,448
Contract purchase payments                                      396,646         29,373        186,556      3,118,977        223,843
Net transfers(1)                                                534,779         55,658        135,325     (2,657,857)       126,890
Transfers for policy loans                                       (6,768)            20         (1,447)       (29,152)           194
Policy charges                                                  (92,521)        (6,462)       (29,060)      (924,908)       (37,129)
Contract terminations:
    Surrender benefits                                          (25,412)          (293)        (1,109)      (568,754)        (9,095)
    Death benefits                                                   --             --             --        (10,409)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,465,450        231,985        574,343     12,827,779        690,151
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                       YMI            YVA            YIC            YSP
OPERATIONS
Investment income (loss) -- net                                           $    (13,564)  $    (14,622)  $     (3,037)  $     (5,868)
Net realized gain (loss) on sales of investments                                (6,848)        (9,647)        (7,003)        (5,240)
Distributions from capital gains                                                59,988         41,040             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (332,872)      (315,372)       (64,456)      (116,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (293,296)      (298,601)       (74,496)      (127,209)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     487,903        685,241        141,022        284,461
Net transfers(1)                                                             1,149,401        974,924        302,172        688,313
Transfers for policy loans                                                     (11,822)        (4,110)           741         11,272
Policy charges                                                                 (82,996)      (116,070)       (22,115)       (45,985)
Contract terminations:
    Surrender benefits                                                         (29,875)       (17,745)       (11,228)        (8,700)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               1,512,611      1,522,240        410,592        929,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                760,723      1,397,257        125,663        275,806
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  1,980,038   $  2,620,896   $    461,759   $  1,077,958
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         583,110      1,130,675        179,523        239,021
Contract purchase payments                                                     397,878        590,315        212,513        281,874
Net transfers(1)                                                               880,791        797,669        433,554        655,901
Transfers for policy loans                                                     (10,150)        (3,833)           165          9,916
Policy charges                                                                 (66,532)       (93,581)       (34,308)       (45,872)
Contract terminations:
    Surrender benefits                                                         (26,835)       (24,158)       (19,243)        (7,788)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             1,758,262      2,397,087        772,204      1,133,052
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                    YEQ            YEI            YGS            YIN            YIT
OPERATIONS
Investment income (loss) -- net                            $   (464,081)  $         21   $     31,198   $    330,412   $      4,472
Net realized gain (loss) on sales of investments             (1,536,055)          (117)         1,515        (19,125)      (698,536)
Distributions from capital gains                              8,139,832             15             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (32,415,854)          (432)         3,195        120,401     (4,668,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (26,276,158)          (513)        35,908        431,688     (5,362,212)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,584,846          9,475        111,248        688,464      2,752,496
Net transfers(1)                                             (2,947,832)        20,331        162,229         72,601     (1,379,062)
Transfers for policy loans                                     (365,935)        (1,217)         3,922        (33,688)       (63,995)
Policy charges                                               (3,379,635)          (574)       (59,097)      (429,456)      (793,505)
Contract terminations:
    Surrender benefits                                       (1,620,997)            --        (18,626)      (247,311)      (351,318)
    Death benefits                                              (44,684)            --           (449)        (1,839)        (6,567)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  225,763         28,015        199,227         48,771        158,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              81,222,117             --        617,771      5,908,059     18,243,239
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 55,171,722   $     27,502   $    852,906   $  6,388,518   $ 13,039,076
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,763,855             --        253,205      2,372,773      8,453,750
Contract purchase payments                                    2,133,881          9,228         45,002        269,088      1,602,904
Net transfers(1)                                               (759,340)        19,372         64,035         29,413       (865,000)
Transfers for policy loans                                     (113,239)        (1,252)           929        (16,267)       (51,824)
Policy charges                                                 (814,414)          (571)       (23,419)      (162,876)      (441,957)
Contract terminations:
    Surrender benefits                                         (432,369)            --         (7,085)       (97,161)      (237,367)
    Death benefits                                               (7,299)            --           (216)          (725)        (2,943)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,771,075         26,777        332,451      2,394,245      8,457,563
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YMA            YMM            YBC            YBD            YCR
OPERATIONS
Investment income (loss) -- net                            $    372,079   $     89,905   $        (37)  $     15,335   $         (3)
Net realized gain (loss) on sales of investments               (285,190)            65           (176)          (536)            (3)
Distributions from capital gains                                  7,654             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,122,556)           103         (1,672)        (5,001)           290
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (9,028,013)        90,073         (1,885)         9,798            284
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,149,590      1,701,379         28,884        119,558            528
Net transfers(1)                                               (920,670)      (663,210)         9,084        695,403         13,717
Transfers for policy loans                                     (139,622)       (31,608)            --            693             --
Policy charges                                               (2,337,861)      (341,433)        (1,491)       (30,666)          (263)
Contract terminations:
    Surrender benefits                                       (1,027,467)      (222,316)            --             --             --
    Death benefits                                              (25,836)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  698,134        442,812         36,477        784,988         13,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              44,253,120      2,796,579             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 35,923,241   $  3,329,464   $     34,592   $    794,786   $     14,266
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,575,568      1,570,725             --             --             --
Contract purchase payments                                    1,503,524        948,571         34,377        112,238            766
Net transfers(1)                                               (284,448)      (369,922)        10,946        653,481         19,946
Transfers for policy loans                                      (64,795)       (21,212)            --            632             --
Policy charges                                                 (666,014)      (187,527)        (1,762)       (28,591)          (372)
Contract terminations:
    Surrender benefits                                         (323,454)      (124,219)            --             --             --
    Death benefits                                               (4,983)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,735,398      1,816,416         43,561        737,760         20,340
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YCM            YDE            YEM            YEX            YFI
OPERATIONS
Investment income (loss) -- net                            $      4,319   $      1,010   $        (79)  $     14,735   $      2,454
Net realized gain (loss) on sales of investments                     (2)          (643)           (60)           192             75
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (14)         8,051           (234)       (12,885)          (100)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,303          8,418           (373)         2,042          2,429
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      424,973         80,698            904         64,510         22,660
Net transfers(1)                                                179,266        596,306         12,676        309,063        131,732
Transfers for policy loans                                           --          8,939             --          6,439             --
Policy charges                                                  (38,638)        (8,874)          (265)       (11,703)       (10,585)
Contract terminations:
    Surrender benefits                                          (26,380)        (4,992)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  539,221        672,077         13,315        368,309        143,807
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    543,524   $    680,495   $     12,942   $    370,351   $    146,236
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      417,903         81,474          1,057         65,612         21,523
Net transfers(1)                                                177,478        585,203         13,500        312,290        126,149
Transfers for policy loans                                           --          9,370             --          6,612             --
Policy charges                                                  (37,971)        (8,873)          (318)       (11,810)       (10,035)
Contract terminations:
    Surrender benefits                                          (25,808)        (5,424)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                531,602        661,750         14,239        372,704        137,637
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YGB            YGR            YIE            YMF            YND
OPERATIONS
Investment income (loss) -- net                            $      1,173   $       (633)  $         34   $        731   $     (4,575)
Net realized gain (loss) on sales of investments                     62           (862)           (68)          (674)          (498)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,408)       (16,055)          (766)        (2,372)       (28,669)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (173)       (17,550)          (800)        (2,315)       (33,742)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       18,955         80,001          6,947         53,766        703,111
Net transfers(1)                                                 75,983         70,898          9,190         66,145      1,548,905
Transfers for policy loans                                           --          1,270             --           (238)         1,515
Policy charges                                                   (1,362)        (8,427)          (680)        (9,180)       (62,054)
Contract terminations:
    Surrender benefits                                               --           (183)            --             --         (6,852)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   93,576        143,559         15,457        110,493      2,184,625
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             18
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     93,403   $    126,009   $     14,657   $    108,178   $  2,150,901
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             20
Contract purchase payments                                       18,015        120,530         12,366         64,956        937,348
Net transfers(1)                                                 71,485         96,255         16,051         77,783      2,050,332
Transfers for policy loans                                           --          2,230             --           (307)           704
Policy charges                                                   (1,283)       (12,724)        (1,220)       (11,106)       (83,708)
Contract terminations:
    Surrender benefits                                               --           (408)            --             --         (9,945)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 88,217        205,883         27,197        131,326      2,894,751
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YIV            YSM            YSA            YCA            YCD
OPERATIONS
Investment income (loss) -- net                            $        667   $       (351)  $       (410)  $       (321)  $       (483)
Net realized gain (loss) on sales of investments                 (2,013)          (244)        (4,550)        (1,582)          (187)
Distributions from capital gains                                     --             --             --          4,859             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,809)         2,561        (11,736)        (9,295)           381
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (5,155)         1,966        (16,696)        (6,339)          (289)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      168,253         34,591         84,981         40,190         48,412
Net transfers(1)                                                715,661         72,673         59,044         32,342         87,690
Transfers for policy loans                                       (1,128)        (1,524)           965           (180)          (160)
Policy charges                                                  (20,266)        (3,507)        (6,190)        (4,619)        (4,357)
Contract terminations:
    Surrender benefits                                               --             --           (756)            --            (45)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  862,520        102,233        138,044         67,733        131,540
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             18             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    857,365   $    104,199   $    121,366   $     61,394   $    131,251
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             32             --             --
Contract purchase payments                                      202,736         39,370        206,881         54,742         53,834
Net transfers(1)                                                850,458         81,538        124,628         42,656         94,377
Transfers for policy loans                                       (1,376)        (1,891)         2,596           (262)          (174)
Policy charges                                                  (24,781)        (4,015)       (15,618)        (6,685)        (4,885)
Contract terminations:
    Surrender benefits                                               --             --         (1,717)            --            (54)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,027,037        115,002        316,802         90,451        143,098
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YGI            YIR            YVL            YSB            YEG
OPERATIONS
Investment income (loss) -- net                            $   (202,489)  $       (995)  $     (3,118)  $      1,670   $        (98)
Net realized gain (loss) on sales of investments               (282,732)          (526)        (2,581)          (175)            27
Distributions from capital gains                                     --            446             --            886             --
Net change in unrealized appreciation or
  depreciation of investments                                (6,193,691)       (19,750)        69,758         (2,502)         1,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,678,912)       (20,825)        64,059           (121)         1,146
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,982,727        116,321        211,511         24,755         12,204
Net transfers(1)                                             (1,113,227)       206,652        900,638         25,368         11,513
Transfers for policy loans                                     (163,426)         2,911          1,515           (134)            --
Policy charges                                               (1,336,079)        (9,631)       (19,131)        (1,732)          (881)
Contract terminations:
    Surrender benefits                                         (324,107)           (66)            (1)            --             --
    Death benefits                                               (5,104)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,040,784        316,187      1,094,532         48,257         22,836
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              27,037,431             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 22,399,303   $    295,362   $  1,158,591   $     48,136   $     23,982
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       15,192,641             --             --             --             --
Contract purchase payments                                    3,383,268        153,236        187,897         28,848         16,045
Net transfers(1)                                               (843,790)       274,667        792,046         29,405         15,225
Transfers for policy loans                                     (127,229)         4,163          1,282           (151)            --
Policy charges                                                 (874,578)       (13,120)       (16,961)        (2,011)        (1,161)
Contract terminations:
    Surrender benefits                                         (266,784)           (81)            --             --             --
    Death benefits                                               (1,999)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             16,461,529        418,865        964,264         56,091         30,109
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YSC            YGC            YMP            YOS            YRE
OPERATIONS
Investment income (loss) -- net                            $       (487)  $     (2,533)  $     (4,174)  $       (518)  $        939
Net realized gain (loss) on sales of investments                   (101)        (4,916)          (144)          (194)           (31)
Distributions from capital gains                                     --          2,667             --            151             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,198          9,021         55,767        (11,778)         9,119
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,610          4,239         51,449        (12,339)        10,027
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       44,847        221,942        305,032         61,910         60,416
Net transfers(1)                                                 69,361        811,385        988,153        123,626        245,142
Transfers for policy loans                                          667         (8,569)         7,461         (1,148)        (2,747)
Policy charges                                                   (3,373)       (30,979)       (31,722)        (4,808)        (4,146)
Contract terminations:
    Surrender benefits                                              (45)            --         (5,148)           (45)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  111,457        993,779      1,263,776        179,535        298,665
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --              4             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    115,067   $    998,022   $  1,315,225   $    167,196   $    308,692
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --              4             --             --             --
Contract purchase payments                                       75,288        252,452        321,520         77,046         54,477
Net transfers(1)                                                112,195        911,444      1,036,311        152,875        218,569
Transfers for policy loans                                          947         (9,963)         7,406         (1,601)        (2,372)
Policy charges                                                   (5,813)       (35,430)       (32,821)        (6,201)        (3,718)
Contract terminations:
    Surrender benefits                                              (82)            --         (6,143)          (106)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                182,535      1,118,507      1,326,273        222,013        266,956
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YSV            YIF            YIS            YSE            YUE
OPERATIONS
Investment income (loss) -- net                            $       (402)  $        153   $        344   $        (44)  $        132
Net realized gain (loss) on sales of investments                   (935)        (1,492)          (506)            (1)          (255)
Distributions from capital gains                                    412          6,167             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     9,215        (10,815)         1,267          6,012           (497)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,290         (5,987)         1,105          5,967           (620)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,674         25,126          8,444         46,442         64,830
Net transfers(1)                                                134,133        209,278         57,277         58,218         86,397
Transfers for policy loans                                          745          1,860            397         (3,741)        (7,522)
Policy charges                                                   (1,831)        (5,731)          (642)        (4,088)        (4,706)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  150,721        230,533         65,476         96,831        138,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    159,011   $    224,546   $     66,581   $    102,798   $    138,379
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       15,433         30,390          9,304         48,718         76,902
Net transfers(1)                                                116,181        237,626         59,712         59,670        104,338
Transfers for policy loans                                          543          1,065            374         (3,710)        (8,565)
Policy charges                                                   (1,630)        (6,767)          (693)        (4,308)        (5,682)
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                130,527        262,314         68,697        100,370        166,993
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YMC            YAG            YGT            YIG            YIP
OPERATIONS
Investment income (loss) -- net                            $      2,588   $       (841)  $        (44)  $       (267)  $       (691)
Net realized gain (loss) on sales of investments                  4,112           (623)        (2,806)        (2,474)        (1,062)
Distributions from capital gains                                 24,529             --             --             --            370
Net change in unrealized appreciation or
  depreciation of investments                                     2,455        (25,578)        (6,768)       (15,574)       (17,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      33,684        (27,042)        (9,618)       (18,315)       (19,025)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      139,486        137,825         42,092        167,107         21,997
Net transfers(1)                                                398,819         91,354         60,244        507,729        186,151
Transfers for policy loans                                        1,329         (1,668)           (68)         3,011         (3,577)
Policy charges                                                  (15,073)        (9,771)        (5,751)       (15,144)        (3,575)
Contract terminations:
    Surrender benefits                                             (520)           (41)            --            (43)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  524,041        217,699         96,517        662,660        200,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             18              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    557,725   $    190,657   $     86,917   $    644,349   $    181,971
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             22              5             --
Contract purchase payments                                      125,302        239,111         77,156        232,767         28,867
Net transfers(1)                                                356,414        155,559         98,442        689,973        223,382
Transfers for policy loans                                          314         (3,509)          (121)         3,746         (4,315)
Policy charges                                                  (13,340)       (18,022)       (10,062)       (21,719)        (4,346)
Contract terminations:
    Surrender benefits                                             (568)           (83)            --            (88)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                468,122        373,056        165,437        904,684        243,588
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YGW            YDS            YPH            YIO            YNO
OPERATIONS
Investment income (loss) -- net                            $     (2,272)  $     (1,708)  $        770   $       (804)  $   (169,601)
Net realized gain (loss) on sales of investments                 (1,253)          (710)          (349)          (480)      (846,328)
Distributions from capital gains                                    541            779             --             --      3,611,875
Net change in unrealized appreciation or
  depreciation of investments                                   (32,582)        28,598          1,362        (10,951)   (10,052,007)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (35,566)        26,959          1,783        (12,235)    (7,456,061)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      167,859        138,472         99,132        110,269      4,705,041
Net transfers(1)                                                531,356        456,644         55,527         96,470     (1,296,068)
Transfers for policy loans                                        8,771            (50)            --            576       (129,827)
Policy charges                                                  (16,831)       (16,970)        (1,703)        (8,987)    (1,098,931)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (327,193)
    Death benefits                                                   --             --             --             --         (3,851)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  691,155        578,096        152,956        198,328      1,849,171
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             18     23,054,797
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    655,589   $    605,055   $    154,739   $    186,111   $ 17,447,907
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             19     12,742,567
Contract purchase payments                                      229,012        161,446         99,163        163,770      3,397,902
Net transfers(1)                                                704,657        517,273         56,235        132,693     (1,085,937)
Transfers for policy loans                                       12,587           (116)            --            850       (109,124)
Policy charges                                                  (23,170)       (19,877)        (1,709)       (13,254)      (764,849)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (278,482)
    Death benefits                                                   --             --             --             --         (2,195)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                923,086        658,726        153,689        284,078     13,899,882
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YVS            YMI            YVA            YIC            YSP
OPERATIONS
Investment income (loss) -- net                            $     (1,010)  $     (2,179)  $     (3,429)  $       (420)  $       (815)
Net realized gain (loss) on sales of investments                 (3,216)        (7,135)          (736)          (998)          (156)
Distributions from capital gains                                  2,658         10,442          4,671          4,172             --
Net change in unrealized appreciation or
  depreciation of investments                                   (15,779)        56,814         56,654        (11,460)        12,487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,347)        57,942         57,160         (8,706)        11,516
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      133,677        111,652        226,660         43,615         92,534
Net transfers(1)                                                129,725        601,698      1,144,058         90,443        167,465
Transfers for policy loans                                       (2,956)         1,557         (3,638)         7,741         14,605
Policy charges                                                  (10,266)       (12,009)       (25,840)        (3,004)        (5,404)
Contract terminations:
    Surrender benefits                                              (82)          (117)        (1,143)        (4,426)        (4,910)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  250,098        702,781      1,340,097        134,369        264,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    232,751   $    760,723   $  1,397,257   $    125,663   $    275,806
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      216,841         96,158        193,960         57,872         85,101
Net transfers(1)                                                191,407        496,764        963,711        122,539        150,393
Transfers for policy loans                                       (5,609)           399         (3,842)         9,433         13,050
Policy charges                                                  (16,678)       (10,040)       (21,657)        (4,070)        (4,848)
Contract terminations:
    Surrender benefits                                             (513)          (171)        (1,497)        (6,251)        (4,675)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                385,448        583,110      1,130,675        179,523        239,021
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                                                       SHARES
----------------------------------------------------------------------------------------------------------------
YEQ              IDS Life Series Fund - Equity Portfolio                                               2,931,299
YEI              IDS Life Series Fund - Equity Income Portfolio                                           10,130
YGS              IDS Life Series Fund - Government Securities Portfolio                                  114,701
YIN              IDS Life Series Fund - Income Portfolio                                                 669,442
YIT              IDS Life Series Fund - International Equity Portfolio                                 1,077,003
YMA              IDS Life Series Fund - Managed Portfolio                                              2,288,405

YMM              IDS Life Series Fund - Money Market Portfolio                                         3,512,949
YBC              AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                      7,645
YBD              AXP(R) Variable Portfolio - Bond Fund(1)                                                206,643
YCR              AXP(R) Variable Portfolio - Capital Resource Fund                                         1,317
YCM              AXP(R) Variable Portfolio - Cash Management Fund                                        963,014
YDE              AXP(R) Variable Portfolio - Diversified Equity Income Fund                              160,831

YEM              AXP(R) Variable Portfolio - Emerging Markets Fund                                         8,599
YEX              AXP(R) Variable Portfolio - Extra Income Fund(2)                                        151,610
YFI              AXP(R) Variable Portfolio - Federal Income Fund(3)                                       97,724
YGB              AXP(R) Variable Portfolio - Global Bond Fund                                             25,319
YGR              AXP(R) Variable Portfolio - Growth Fund                                                  53,330
YIE              AXP(R) Variable Portfolio - International Fund                                            8,310

YMF              AXP(R) Variable Portfolio - Managed Fund                                                 14,884
YND              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      303,491
YIV              AXP(R) Variable Portfolio - S&P 500 Index Fund                                          234,878
YSM              AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     21,813
YSA              AXP(R) Variable Portfolio - Strategy Aggressive Fund                                     21,838
YCA              AIM V.I. Capital Appreciation Fund, Series I Shares                                       6,987

YCD              AIM V.I. Capital Development Fund, Series I Shares                                       21,735
YGI              AIM V.I. Core Equity Fund, Series I Shares                                              996,596
YIR              American Century(R) VP International, Class I                                           111,286
YVL              American Century(R) VP Value, Class I                                                   420,759
YSB              Calvert Variable Series, Inc. Social Balanced Portfolio                                  62,112
YEG              Credit Suisse Trust - Emerging Growth Portfolio                                           5,571

YSC              Credit Suisse Trust - Small Cap Growth Portfolio                                         19,362
YGC              Fidelity(R) VIP Growth & Income Portfolio Service Class                                 191,353
YMP              Fidelity(R) VIP Mid Cap Portfolio Service Class                                         164,807
YOS              Fidelity(R) VIP Overseas Portfolio Service Class                                         30,153
YRE              FTVIPT Franklin Real Estate Fund - Class 2                                               60,461
YSV              FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                48,237

YIF              FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                    84,107
YSE              Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                         29,788
YUE              Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                              31,597
YMC              Goldman Sachs VIT Mid Cap Value Fund                                                    154,632
YGT              Janus Aspen Series Global Technology Portfolio: Service Shares                           39,644
YIG              Janus Aspen Series International Growth Portfolio: Service Shares                        55,682

YAG              Janus Aspen Series Mid Cap Portfolio: Service Shares                                     13,102
                   (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
YIP              Lazard Retirement International Equity Portfolio                                         46,232
YGW              MFS(R) Investors Growth Stock Series - Service Class                                     99,273
YDS              MFS(R) New Discovery Series - Service Class                                              87,590
YPH              Putnam VT High Yield Fund - Class IB Shares                                              32,595

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                                                      SHARES
----------------------------------------------------------------------------------------------------------------
YIO              Putnam VT International New Opportunities Fund - Class IB Shares                         38,479
YNO              Putnam VT New Opportunities Fund - Class IA Shares                                      957,254
YVS              Putnam VT Vista Fund - Class IB Shares                                                   36,409
YMI              Royce Micro-Cap Portfolio                                                               260,531
YVA              Third Avenue Value Portfolio                                                            174,843
YIC              Wanger International Small Cap                                                           34,797
YSP              Wanger U.S. Smaller Companies                                                            58,236

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Variable Second-To-Die Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

Some products may also charge a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,168,295 in 2002 and $1,093,596 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the IDS Life Series Funds and American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                    0.70%
IDS Life Series Fund - Equity Income Portfolio                             0.70%
IDS Life Series Fund - Government Securities Portfolio                     0.70%
IDS Life Series Fund - Income Portfolio                                    0.70%
IDS Life Series Fund - International Equity Portfolio                      0.95%
IDS Life Series Fund - Managed Portfolio                                   0.70%

IDS Life Series Fund - Money Market Portfolio                              0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                           0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%

AXP(R) Variable Portfolio - Emerging Markets Fund               1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                   0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                 0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                         0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                  0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                      MAXIMUM                 MAXIMUM
                                                                     ADJUSTMENT              ADJUSTMENT
FUND                                                          (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.08%                    0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                       N/A                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.08%                    0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                      0.12%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                0.12%                    0.12%

AXP(R) Variable Portfolio - International Fund                          N/A                     0.12%
AXP(R) Variable Portfolio - Managed Fund                                N/A                     0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      N/A                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.12%                    0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                    N/A                     0.12%

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund               0.100% to 0.050%

AXP(R) Variable Portfolio - Extra Income Fund                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%

The IDS Life Series Funds and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT      INVESTMENT                                                                        PURCHASES
------------------------------------------------------------------------------------------------------------
YEQ             IDS Life Series Fund - Equity Portfolio                                          $ 2,002,596
YEI             IDS Life Series Fund - Equity Income Portfolio                                        71,061
YGS             IDS Life Series Fund - Government Securities Portfolio                               601,410
YIN             IDS Life Series Fund - Income Portfolio                                              808,271
YIT             IDS Life Series Fund - International Equity Portfolio                                714,953
YMA             IDS Life Series Fund - Managed Portfolio                                           1,761,462

YMM             IDS Life Series Fund - Money Market Portfolio                                      4,608,221
YBC             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                  28,401
YBD             AXP(R) Variable Portfolio - Bond Fund                                              1,642,891
YCR             AXP(R) Variable Portfolio - Capital Resource Fund                                     34,906
YCM             AXP(R) Variable Portfolio - Cash Management Fund                                   1,642,692
YDE             AXP(R) Variable Portfolio - Diversified Equity Income Fund                           921,543

YEM             AXP(R) Variable Portfolio - Emerging Markets Fund                                     61,526
YEX             AXP(R) Variable Portfolio - Extra Income Fund                                        697,767
YFI             AXP(R) Variable Portfolio - Federal Income FunD                                      926,107
YGB             AXP(R) Variable Portfolio - Global Bond Fund                                         202,338
YGR             AXP(R) Variable Portfolio - Growth Fund                                              217,693
YIE             AXP(R) Variable Portfolio - International Fund                                        48,166

YMF             AXP(R) Variable Portfolio - Managed Fund                                             141,929
YND             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 2,625,295
YIV             AXP(R) Variable Portfolio - S&P 500 Index Fund                                     1,162,795
YSM             AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 149,416
YSA             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  68,768
YCA             AIM V.I. Capital Appreciation Fund, Series I Shares                                   87,766

YCD             AIM V.I. Capital Development Fund, Series I Shares                                   163,649
YGI             AIM V.I. Core Equity Fund, Series I Shares                                         1,366,210
YIR             American Century(R) VP International, Class I                                        450,683
YVL             American Century(R) VP Value, Class I                                              1,929,254
YSB             Calvert Variable Series, Inc. Social Balanced Portfolio                               64,674
YEG             Credit Suisse Trust - Emerging Growth Portfolio                                       66,404

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

SUBACCOUNT      INVESTMENT                                                                        PURCHASES
------------------------------------------------------------------------------------------------------------
YSC             Credit Suisse Trust - Small Cap Growth Portfolio                                 $   147,340
YGC             Fidelity(R) VIP Growth & Income Portfolio Service Class                            1,391,421
YMP             Fidelity(R) VIP Mid Cap Portfolio Service Class                                    2,018,669
YOS             Fidelity(R) VIP Overseas Portfolio Service Class                                     272,527
YRE             FTVIPT Franklin Real Estate Fund - Class 2                                           849,861
YSV             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            368,056

YIF             FTVIPT Templeton Foreign Securities Fund - Class 2                                   771,196
YSE             Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                     223,782
YUE             Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          191,956
YMC             Goldman Sachs VIT Mid Cap Value Fund                                               1,297,772
YGT             Janus Aspen Series Global Technology Portfolio: Service Shares                        80,213
YIG             Janus Aspen Series International Growth Portfolio: Service Shares                    738,638

YAG             Janus Aspen Series Mid Cap Portfolio: Service Shares                                 129,322
                  (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
YIP             Lazard Retirement International Equity Portfolio                                     300,801
YGW             MFS(R) Investors Growth Stock Series - Service Class                                 518,197
YDS             MFS(R) New Discovery Series - Service Class                                          764,178
YPH             Putnam VT High Yield Fund - Class IB Shares                                          210,616

YIO             Putnam VT International New Opportunities Fund - Class IB Shares                     208,562
YNO             Putnam VT New Opportunities Fund - Class IA Shares                                 1,229,317
YVS             Putnam VT Vista Fund - Class IB Shares                                               181,814
YMI             Royce Micro-Cap Portfolio                                                          1,646,371
YVA             Third Avenue Value Portfolio                                                       1,671,084
YIC             Wanger International Small Cap                                                       443,432
YSP             Wanger U.S. Smaller Companies                                                        965,950

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                      YEQ          YEI          YGS          YIN          YIT
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   5.50     $   1.02     $   2.44     $   2.49     $   2.16
At Dec. 31, 2001                   $   3.74     $   1.03     $   2.57     $   2.67     $   1.54
At Dec. 31, 2002                   $   2.44     $   0.82     $   2.80     $   2.86     $   1.26
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     14,771           27          332        2,394        8,458
At Dec. 31, 2002                     13,651           99          445        2,302        7,631
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $ 55,172     $     28     $    853     $  6,389     $ 13,039
At Dec. 31, 2002                   $ 33,324     $     82     $  1,246     $  6,575     $  9,604
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.13%        1.13%        5.10%        6.16%        0.93%
For the year ended Dec. 31, 2002       0.34%        1.54%        4.33%        5.14%        0.74%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (32.00%)       0.98%        5.33%        7.23%      (28.70%)
For the year ended Dec. 31, 2002     (34.76%)     (20.39%)       8.95%        7.12%      (18.18%)
-----------------------------------------------------------------------------------------------

                                      YMA          YMM          YBC          YBD          YCR
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   4.18     $   1.78     $   0.96     $   1.02     $   0.86
At Dec. 31, 2001                   $   3.35     $   1.83     $   0.79     $   1.08     $   0.70
At Dec. 31, 2002                   $   2.54     $   1.84     $   0.61     $   1.13     $   0.54
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     10,735        1,816           44          738           20
At Dec. 31, 2002                     10,071        1,894           79        1,935           38
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $ 35,923     $  3,329     $     35     $    795     $     14
At Dec. 31, 2002                   $ 25,567     $  3,485     $     48     $  2,181     $     21
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.89%        3.73%        0.64%        6.26%        0.77%
For the year ended Dec. 31, 2002       1.74%        1.29%        0.81%        5.13%        0.55%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (19.86%)       2.81%      (17.71%)       5.88%      (18.60%)
For the year ended Dec. 31, 2002     (24.18%)       0.55%      (22.78%)       4.63%      (22.86%)
-----------------------------------------------------------------------------------------------

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

                                      YCM         YDE          YEM          YEX          YFI
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.00     $   1.02     $   0.93     $   0.96     $   1.02
At Dec. 31, 2001                   $   1.02     $   1.03     $   0.91     $   0.99     $   1.06
At Dec. 31, 2002                   $   1.03     $   0.83     $   0.85     $   0.92     $   1.11
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        532          662           14          373          138
At Dec. 31, 2002                        950        1,564           71          941          931
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    544     $    680     $     13     $    370     $    146
At Dec. 31, 2002                   $    974     $  1,290     $     60     $    866     $  1,038
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       2.70%        1.41%        0.02%       10.77%        4.36%
For the year ended Dec. 31, 2002       1.13%        1.64%          --         7.68%        2.91%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       2.00%        0.98%       (2.15%)       3.13%        3.92%
For the year ended Dec. 31, 2002       0.98%      (19.42%)      (6.59%)      (7.07%)       4.72%
-----------------------------------------------------------------------------------------------

                                      YGB         YGR          YIE          YMF          YND
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.06     $   0.89     $   0.76     $   0.93     $   0.90
At Dec. 31, 2001                   $   1.06     $   0.61     $   0.54     $   0.82     $   0.74
At Dec. 31, 2002                   $   1.21     $   0.45     $   0.44     $   0.71     $   0.58
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         88          206           27          131        2,895
At Dec. 31, 2002                        221          572          124          252        6,546
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     93     $    126     $     15     $    108     $  2,151
At Dec. 31, 2002                   $    266     $    256     $     54     $    179     $  3,764
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       5.83%          --         1.51%        2.56%        0.34%
For the year ended Dec. 31, 2002       4.70%        0.10%        1.01%        2.73%        0.53%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       0.00%      (31.46%)     (28.95%)     (11.83%)     (17.78%)
For the year ended Dec. 31, 2002      14.15%      (26.23%)     (18.52%)     (13.41%)     (21.62%)
-----------------------------------------------------------------------------------------------

                                      YIV          YSM          YSA          YCA          YCD
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.96     $   0.98     $   0.58     $   0.89     $   1.01
At Dec. 31, 2001                   $   0.83     $   0.91     $   0.38     $   0.68     $   0.92
At Dec. 31, 2002                   $   0.64     $   0.74     $   0.26     $   0.51     $   0.71
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,027          115          317           90          143
At Dec. 31, 2002                      2,200          255          480          226          286
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    857     $    104     $    121     $     61     $    131
At Dec. 31, 2002                   $  1,412     $    190     $    124     $    115     $    204
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.14%          --         0.30%          --           --
For the year ended Dec. 31, 2002       1.01%          --           --           --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (13.54%)      (7.14%)     (34.48%)     (23.60%)      (8.91%)
For the year ended Dec. 31, 2002     (22.89%)     (18.68%)     (31.58%)     (25.00%)     (22.83%)
-----------------------------------------------------------------------------------------------

                                      YGI          YIR          YVL          YSB          YEG
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.78     $   1.00     $   1.07     $   0.93     $   0.96
At Dec. 31, 2001                   $   1.36     $   0.71     $   1.20     $   0.86     $   0.80
At Dec. 31, 2002                   $   1.14     $   0.56     $   1.04     $   0.75     $   0.56
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     16,462          419          964           56           30
At Dec. 31, 2002                     14,872        1,042        2,475          125           76
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $ 22,399     $    295     $  1,159     $     48     $     24
At Dec. 31, 2002                   $ 16,932     $    580     $  2,575     $     93     $     42
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.05%          --           --        10.97%          --
For the year ended Dec. 31, 2002       0.32%        0.64%        0.61%        3.94%          --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (23.60%)     (29.00%)      12.15%       (7.53%)     (16.67%)
For the year ended Dec. 31, 2002     (16.18%)     (21.13%)     (13.33%)     (12.79%)     (30.00%)
-----------------------------------------------------------------------------------------------

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

                                      YSC          YGC          YMP          YOS          YRE
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.76     $   0.99     $   1.04     $   0.96     $   1.08
At Dec. 31, 2001                   $   0.63     $   0.89     $   0.99     $   0.75     $   1.16
At Dec. 31, 2002                   $   0.41     $   0.74     $   0.89     $   0.59     $   1.17
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        183        1,119        1,326          222          267
At Dec. 31, 2002                        435        2,806        3,251          555          924
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    115     $    998     $  1,315     $    167     $    309
At Dec. 31, 2002                   $    180     $  2,067     $  2,878     $    330     $  1,081
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         0.21%          --         0.14%        1.84%
For the year ended Dec. 31, 2002         --         0.83%        0.55%        0.46%        2.50%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.11%)     (10.10%)      (4.81%)     (21.88%)       7.41%
For the year ended Dec. 31, 2002     (34.92%)     (16.85%)     (10.10%)     (21.33%)       0.86%
-----------------------------------------------------------------------------------------------

                                      YSV          YIF          YSE          YUE          YMC
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08     $   1.03     $   0.99     $   0.95     $   1.07
At Dec. 31, 2001                   $   1.22     $   0.86     $   1.02     $   0.83     $   1.19
At Dec. 31, 2002                   $   1.10     $   0.69     $   0.86     $   0.64     $   1.13
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        131          262          100          167          468
At Dec. 31, 2002                        423        1,147          317          418        1,456
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    159     $    225     $    103     $    138     $    558
At Dec. 31, 2002                   $    464     $    792     $    274     $    268     $  1,641
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.14%        1.11%        0.78%        1.15%        1.99%
For the year ended Dec. 31, 2002       0.32%        1.56%        0.41%        0.86%        1.51%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      12.96%      (16.50%)       3.03%      (12.63%)      11.21%
For the year ended Dec. 31, 2002      (9.84%)     (19.77%)     (15.69%)     (22.89%)      (5.04%)
-----------------------------------------------------------------------------------------------

                                      YGT          YIG          YAG          YIP          YGW
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.85     $   0.94     $   0.85     $   0.99     $   0.95
At Dec. 31, 2001                   $   0.53     $   0.71     $   0.51     $   0.75     $   0.71
At Dec. 31, 2002                   $   0.31     $   0.52     $   0.36     $   0.66     $   0.51
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        165          905          373          244          923
At Dec. 31, 2002                        310        1,826          563          567        1,364
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     87     $    644     $    191     $    182     $    656
At Dec. 31, 2002                   $     96     $    957     $    205     $    375     $    694
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.77%        0.78%          --         0.01%        0.02%
For the year ended Dec. 31, 2002         --         0.75%          --         0.08%          --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (37.65%)     (24.47%)     (40.00%)     (24.24%)     (25.26%)
For the year ended Dec. 31, 2002     (41.51%)     (26.76%)     (29.41%)     (12.00%)     (28.17%)
-----------------------------------------------------------------------------------------------

                                      YDS          YPH          YIO          YNO          YVS
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.98     $   0.98     $   0.93     $   1.81     $   0.92
At Dec. 31, 2001                   $   0.92     $   1.01     $   0.66     $   1.26     $   0.60
At Dec. 31, 2002                   $   0.62     $   0.99     $   0.56     $   0.87     $   0.42
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        659          154          284       13,900          385
At Dec. 31, 2002                      1,465          232          574       12,828          690
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    605     $    155     $    186     $ 17,448     $    233
At Dec. 31, 2002                   $    909     $    230     $    322     $ 11,123     $    287
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         2.62%          --           --           --
For the year ended Dec. 31, 2002         --         9.40%        0.57%          --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.90%        0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002       0.90%        0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (6.12%)       3.06%      (29.03%)     (30.39%)     (34.78%)
For the year ended Dec. 31, 2002     (32.61%)      (1.98%)     (15.15%)     (30.95%)     (30.00%)
-----------------------------------------------------------------------------------------------

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

                                                   YMI          YVA          YIC          YSP
                                                -----------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                $   1.01     $   1.10     $   0.90     $   1.05
At Dec. 31, 2001                                $   1.30     $   1.24     $   0.70     $   1.15
At Dec. 31, 2002                                $   1.13     $   1.09     $   0.60     $   0.95
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                     583        1,131          180          239
At Dec. 31, 2002                                   1,758        2,397          772        1,133
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                $    761     $  1,397     $    126     $    276
At Dec. 31, 2002                                $  1,980     $  2,621     $    462     $  1,078
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                      --         0.15%          --         0.01%
For the year ended Dec. 31, 2002                      --         0.22%          --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    0.90%        0.90%        0.90%        0.90%
For the year ended Dec. 31, 2002                    0.90%        0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   28.71%       12.73%      (22.22%)       9.52%
For the year ended Dec. 31, 2002                  (13.08%)     (12.10%)     (14.29%)     (17.39%)
-----------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $1,199,951; 2001, $1,030,059)         $1,256,986    $1,037,153
      Common stocks, at fair value (cost: 2002, $--; 2001, $76)                                            --           179
   Mortgage loans on real estate                                                                      112,239       124,705
   Policy loans                                                                                        30,743        31,273
                                                                                                       ------        ------
      Total investments                                                                             1,399,968     1,193,310
Cash and cash equivalents                                                                              24,106        17,365
Amounts recoverable from reinsurers                                                                    20,067        15,901
Accounts receivable                                                                                     1,238         2,105
Premiums due                                                                                              338           395
Accrued investment income                                                                              16,921        15,976
Deferred policy acquisition costs                                                                     168,371       155,996
Other assets                                                                                            4,961         4,793
Separate account assets                                                                             1,136,859     1,418,527
                                                                                                    ---------     ---------
Total assets                                                                                       $2,772,829    $2,824,368
                                                                                                   ==========    ==========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  960,480    $  776,490
      Universal life-type insurance                                                                   171,960       164,258
      Traditional life, disability income and long-term care insurance                                102,796        87,898
   Policy claims and other policyholders' funds                                                         2,343         6,804
   Amounts due to brokers                                                                                  --        31,487
   Deferred income taxes, net                                                                          22,085         3,782
   Other liabilities                                                                                   16,257        18,659
   Separate account liabilities                                                                     1,136,859     1,418,527
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,412,780     2,507,905
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  35,141         4,588
   Retained earnings                                                                                  273,908       260,875
                                                                                                      -------       -------
      Total stockholder's equity                                                                      360,049       316,463
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,772,829    $2,824,368
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,135       $ 20,566      $ 18,196
Policyholder and contractholder charges                                                 29,321         27,179        24,101
Mortality and expense risk and other fees                                               13,960         16,182        20,449
Net investment income                                                                   84,176         79,172        91,491
Net realized (losses) gains on investments                                              (8,481)       (26,426)          839
                                                                                        ------        -------           ---
   Total revenues                                                                      139,111        116,673       155,076
                                                                                       -------        -------       -------
Benefits and expenses
Death and other benefits:
   Traditional life, disability income and long-term care insurance                      7,231          6,282         5,510
   Universal life-type insurance and investment contracts                                6,562         11,669         4,724
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        9,355          7,776         8,371
Interest credited on universal life-type insurance and investment contracts             47,191         48,064        47,715
Amortization of deferred policy acquisition costs                                       15,041         16,253        14,680
Other insurance and operating expenses                                                  12,396         13,928        11,670
                                                                                        ------         ------        ------
   Total benefits and expenses                                                          97,776        103,972        92,670
                                                                                        ------        -------        ------
Income before income taxes                                                              41,335         12,701        62,406
Income tax expense                                                                      14,302          4,685        22,323
                                                                                        ------          -----        ------
Net income                                                                            $ 27,033       $  8,016      $ 40,083
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                   Capital    paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)          stock     capital     net of tax     earnings      equity
Balance, January 1, 2000                                          $2,000     $49,000       $(14,966)      $243,776     $279,810
Comprehensive income:
   Net income                                                         --          --             --         40,083       40,083
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($137)
      and income tax expense of $3,038                                --          --          5,641             --        5,641
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $537                                                 --          --           (999)            --         (999)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --          4,642             --        4,642
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       44,725
Cash dividends                                                        --          --             --        (15,000)     (15,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2000                                         2,000      49,000        (10,324)       268,859      309,535
Comprehensive income:
   Net income                                                         --          --             --          8,016        8,016
   Cumulative effect of adopting SFAS No. 133, net of income
      tax benefit of $486                                             --          --           (903)            --         (903)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($416) and income tax
      expense of $16,188                                              --          --         30,065             --       30,065
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $7,673                                               --          --        (14,250)            --      (14,250)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         14,912             --       14,912
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       22,928
Cash dividends                                                        --          --             --        (16,000)     (16,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2001                                         2,000      49,000          4,588        260,875      316,463
Comprehensive income:
   Net income                                                         --          --             --         27,033       27,033
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                              --          --         25,268             --       25,268
   Reclassification adjustment for losses on available-for-sale securities included in net income, net of income tax
      benefit of $2,846                                               --          --          5,285             --        5,285
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         30,553             --       30,553
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       57,586
Cash dividends                                                        --          --             --        (14,000)     (14,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2002                                        $2,000     $49,000       $ 35,141       $273,908     $360,049
                                                                  ======     =======       ========       ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                    2002         2001        2000
Cash flows from operating activities
Net income                                                                              $  27,033    $   8,016   $  40,083
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                             (2,430)      (2,781)     (3,556)
      Repayment                                                                             2,912        3,167       2,953
   Change in accrued investment income                                                       (945)       2,570        (181)
   Change in amounts recoverable from reinsurers                                           (4,166)      (5,691)     (3,296)
   Change in premiums due                                                                      58          (51)       (145)
   Change in accounts receivable                                                              867          144      (1,682)
   Change in other assets                                                                    (169)      (4,203)        133
   Change in deferred policy acquisition costs, net                                       (15,208)     (10,376)     (9,944)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                       14,898       11,801      11,819
   Change in policy claims and other policyholder's funds                                  (4,461)       3,861         360
   Deferred income tax provision (benefit)                                                  1,851       (4,763)      1,898
   Change in other liabilities                                                             (2,402)          68      (2,844)
   (Accretion of discount) amortization of premium, net                                      (819)       3,477       1,353
   Net realized losses (gains) on investments                                               8,481       26,426        (839)
   Policyholder and contractholder charges, non-cash                                      (13,394)     (12,632)     (9,232)
   Other, net                                                                              (2,622)        (599)     (1,826)
                                                                                        ---------    ---------   ---------
      Net cash provided by operating activities                                             9,484       18,434      25,054
                                                                                        ---------    ---------   ---------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                   --           --      (4,487)
   Maturities, sinking fund payments and calls                                                 --           --      31,178
Available-for-sale securities:
   Purchases                                                                             (590,944)    (429,487)   (100,905)
   Maturities, sinking fund payments and calls                                            198,972      117,961      34,202
   Sales                                                                                  215,680      214,426      91,946
Other investments, excluding policy loans:
   Purchases                                                                               (1,374)        (309)         --
   Sales                                                                                   14,235       19,223      10,838
Change in amounts due from brokers                                                             --          877        (877)
Change in amounts due to brokers                                                          (31,487)      31,487          --
                                                                                        ---------    ---------   ---------
      Net cash (used in) provided by investing activities                                (194,918)     (45,822)     61,895
                                                                                        ---------    ---------   ---------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                174,235       56,228      51,419
   Surrenders and death benefits                                                          (15,299)     (81,988)   (137,239)
   Interest credited to account balances                                                   47,191       48,064      47,715
Universal life-type insurance policy loans:
   Issuance                                                                                (4,102)      (4,308)     (6,847)
   Repayment                                                                                4,150        3,544       4,085
Cash dividends                                                                            (14,000)     (16,000)    (15,000)
                                                                                        ---------    ---------   ---------
      Net cash provided by (used in) financing activities                                 192,175        5,540     (55,867)
                                                                                        ---------    ---------   ---------
Net increase (decrease) in cash and cash equivalents                                        6,741      (21,848)     31,082
Cash and cash equivalents at beginning of year                                             17,365       39,213       8,131
                                                                                        ---------    ---------   ---------
Cash and cash equivalents at end of year                                                $  24,106    $  17,365   $  39,213
                                                                                        =========    =========   =========
Supplemental disclosures:
   Income taxes paid                                                                    $  13,059    $   5,408   $  21,427
   Interest on borrowings                                                                       6           35          80
                                                                                        ---------    ---------   ---------

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (the Company) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. The Company also offers variable annuities, including the American Express Retirement Advisor AdvantageSM Variable Annuity and the American Express Retirement Advisor SelectSM Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although, the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of policyholder charges and investment income earned from investment of policyholder considerations over interest credited to policy values, death and other benefits paid in excess of policy values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well as mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considered other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $2,800 in 2002 and $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $1,048, $1,023 and $88, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the mortality risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 8% ownership interest in two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. The Company's pro rata return is based on the performance of up to $200,000 of the high-yield loans. Currently, the underlying portfolio consists of $179,341 in high-yield loans which have a market value of $160,390. The SLTs have an adjusted cost basis of $40,500.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                   Gross          Gross
                                                   Amortized    unrealized     unrealized       Fair
                                                     cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $      431       $    74        $    --    $      505
   Corporate bonds and obligations                 591,840        41,163          7,840       625,163
   Structured investments                           59,662            --          1,643        58,019
   Mortgage and other asset-backed securities      548,018        26,687          1,406       573,299
                                                   -------        ------          -----       -------
Total fixed maturity securities                 $1,199,951       $67,924        $10,889    $1,256,986
                                                ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                   Amortized       Fair
                                                     cost          value
Due within one year                             $   42,325    $   42,988
Due from one to five years                         127,160       135,492
Due from five to ten years                         398,011       420,452
Due in more than ten years                          84,437        84,755
Mortgage and other asset-backed securities         548,018       573,299
                                                   -------       -------
   Total                                        $1,199,951    $1,256,986
                                                ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                        Gross               Gross
                                                      Amortized      unrealized          unrealized       Fair
                                                        cost            gains              losses         value
Fixed maturities:
   U.S. Government agency obligations               $      433        $    35             $    11    $      457
   Corporate bonds and obligations                     627,764         17,292               9,715       635,341
   Structured investments                               61,188             --               2,434        58,754
   Mortgage and other asset-backed securities          340,674          4,804               2,877       342,601
                                                       -------          -----               -----       -------
Total fixed maturity securities                     $1,030,059        $22,131             $15,037    $1,037,153
                                                    ==========        =======             =======    ==========
Common stocks                                       $       76        $   103             $    --    $      179
                                                    ==========        =======             =======    ==========

Pursuant to the adoption of Statement of Financial Accounting Standards No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $298 and $300, respectively, were on deposit with the state of New York as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $55 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                     2002           2001

AAA                                                         47%            36%
AA                                                           1              2
A                                                           17             17
BBB                                                         28             39
Below investment grade                                       7              6
                                                           ----           ----
     Total                                                 100%           100%
                                                           ----           ----

At December 31, 2002, approximately 91% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $215,680 and gross realized gains and losses of $7,172 and $6,797, respectively. Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,417 and $18,342, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $483, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $8,504, $12,999, and $1,590, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $57,035 and $7,197, respectively, with the $49,838 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $23,496 and $7,141, respectively.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $24,110 of these losses are included in Net realized (losses) gains on investments and $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. As of December 31, 2002, the retained interests had a carrying value of approximately $18,337, of which approximately $12,648 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 8% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Region                              sheet        commitments              sheet      commitments
West North Central                $ 15,169         $--                 $ 15,978        $--
East North Central                  18,951          --                   21,337         --
South Atlantic                      19,466          --                   22,402         --
Middle Atlantic                     11,363          --                   14,362         --
Pacific                              6,346          --                    6,466         18
Mountain                            28,895          --                   30,522         --
New England                          5,603          --                    7,354         --
East South Central                   7,603          --                    7,089         --
                                  --------         ---                 --------        ---
                                   113,396          --                  125,510         18
Less reserves for losses             1,157          --                      805         --
                                  --------         ---                 --------        ---
   Total                          $112,239         $--                 $124,705        $18
                                  ========         ===                 ========        ===

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Property type                       sheet        commitments              sheet      commitments
Apartments                        $ 37,635          $--                $ 40,395        $18
Department/retail stores            36,571           --                  41,102         --
Office buildings                    16,388           --                  18,754         --
Industrial buildings                13,506           --                  14,218         --
Nursing/retirement                   4,072           --                   4,178         --
Medical buildings                    5,224           --                   6,863         --
                                  --------          ---                --------        ---
                                   113,396           --                 125,510         18
Less reserves for losses             1,157           --                     805         --
                                  --------          ---                --------        ---
   Total                          $112,239          $--                $124,705        $18
                                  ========          ===                ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $481, $nil and $nil, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $37, $nil and $nil, respectively.

The Company recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002          2001        2000
Balance, January 1                           $  805          $303      $1,200
Provision for mortgage loan losses              352           502        (897)
                                                ---           ---        ----
Balance, December 31                         $1,157          $805      $  303
                                             ======          ====      ======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Income on fixed maturities                  $72,203       $69,566     $76,859
Income on mortgage loans on real estate       9,483        10,682      11,954
Other                                         3,352          (900)      3,402
                                              -----          ----       -----
                                             85,038        79,348      92,215
Less investment expenses                        862           176         724
                                                ---           ---         ---
   Total                                    $84,176       $79,172     $91,491
                                            =======       =======     =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Fixed maturities                            $(8,129)     $(25,924)       $(58)
Mortgage loans on real estate                  (352)         (502)        897
                                               ----          ----         ---
   Total                                    $(8,481)     $(26,426)       $839
                                            =======      ========        ====

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                               2002          2001        2000
Federal income taxes:
   Current                                  $11,383       $ 8,098     $19,245
   Deferred                                   1,851        (4,763)      1,898
                                              -----        ------       -----
                                             13,234         3,335      21,143
State income taxes -- current                 1,068         1,350       1,180
                                              -----         -----       -----
Income tax expense                          $14,302       $ 4,685     $22,323
                                            =======       =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                       2001                    2000
                                                       Provision     Rate       Provision     Rate      Provision     Rate
Federal income taxes based on the statutory rate      $14,467        35.0%      $4,445        35.0%     $21,842       35.0%
Tax-exempt interest and dividend income                  (230)       (0.6)        (258)       (2.0)        (207)      (0.3)
State tax, net of federal benefit                         694         1.7          878         6.9          767        1.2
Other, net                                               (629)       (1.5)        (380)       (3.0)         (79)      (0.1)
                                                         ----        ----         ----        ----          ---       ----
Total income taxes                                    $14,302        34.6%      $4,685        36.9%     $22,323       35.8%
                                                      =======        ====       ======        ====      =======       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2002, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002       2001
Deferred income tax assets:
   Policy reserves                                         $28,533    $26,912
   Investments                                              16,334     15,173
                                                            ------     ------
Total deferred income tax assets                            44,867     42,085
                                                            ------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        48,027     43,393
   Net unrealized gains, available-for-sale securities      18,925      2,474
                                                            ------      -----
Total deferred income tax liabilities                       66,952     45,867
                                                            ------     ------
Net deferred income tax liabilities                        $22,085    $ 3,782
                                                           =======    =======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $160,637 and $151,649 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5,135.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $30, $26 and $23 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $127, $48 and $106, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2002, 2001 and 2000, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $199 and $975, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2002, 2001 and 2000 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $23,171, $19,919 and $17,108 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $2,248 and $2,814 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,993,180, $6,534,603 and $5,974,025 respectively, of which $1,087,837, $675,563 and $332,556 were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6,649, $2,608 and $3,125 for the years ended December 31, 2002, 2001 and 2000, respectively. Recoveries from reinsurers other than IDS Life amounted to $511, $924 and $473 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $163,502 and $186,119 at December 31, 2002 and 2001, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2002, 2001 and 2000, and a decrease in liabilities for future policy benefits related to this agreement of $1,288, $1,470 and $1,334 for the years ended December 31, 2002, 2001 and 2000, respectively.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings. (see Note 2)

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                   2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
                                                          amount           value                       amount         value
Financial Assets
Fixed maturities                                       $1,256,986     $1,256,986                   $1,037,153    $1,037,153
Common stocks                                                  --             --                          179           179
Mortgage loans on real estate                             112,239        124,228                      124,705       130,920
Cash and cash equivalents                                  24,106         24,106                       17,365        17,365
Separate account assets                                 1,136,859      1,136,859                    1,418,527     1,418,527
                                                        ---------      ---------                    ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                859,659        831,393                      679,593       662,166
Separate account liabilities                              990,689        949,785                    1,244,282     1,201,652
                                                          -------        -------                    ---------     ---------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $95,790 and $91,143, respectively, and policy loans of $5,031 and $5,754, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $146,170 and $174,245, respectively.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002            2001          2000
Net income, per accompanying financial statements                                     $ 27,033        $ 8,016       $40,083
Deferred policy acquisition costs                                                      (14,624)        (9,584)       (9,406)
Adjustments of future policy benefit liabilities                                         8,845         (3,064)       (1,657)
Deferred income tax expense (benefit)                                                    1,851         (4,763)        1,898
Provision (reduction) for losses on investments                                            352         (1,314)          817
Interest maintenance reserves gain/loss transfer and amortization                       (2,178)         5,797          (126)
Adjustment to separate account reserves                                                 (7,940)        (3,636)         (408)
Other, net                                                                                (286)           552           486
                                                                                      --------        -------       -------
Statutory-basis net income (loss)                                                     $ 13,053        $(7,996)      $31,687
                                                                                      ========        =======       =======

                                                                                        2002            2001          2000
Stockholder's equity, per accompanying financial statements                          $ 360,049      $ 316,463     $ 309,535
Deferred policy acquisition costs                                                     (168,371)      (155,996)     (146,035)
Adjustments of future policy benefit liabilities                                        21,826          6,165         4,609
Deferred income tax liabilities                                                         58,381          3,782           516
Asset valuation reserve                                                                 (8,112)       (11,195)      (16,421)
Adjustments of separate account liabilities                                             49,737         57,677        61,313
Adjustments of investments to amortized cost                                           (57,035)        (7,094)       17,467
Premiums due, deferred and in advance                                                    1,317          1,383         1,433
Deferred revenue liability                                                               4,901          5,102         4,100
Reserves for mortgage loan losses                                                        1,157            805           304
Non-admitted assets                                                                    (31,642)        (2,772)       (6,067)
Interest maintenance reserve                                                               337          2,515        (3,282)
Reinsurance ceded reserves                                                             (18,219)       (12,833)       (8,703)
Other, net                                                                              (1,425)           (78)           20
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 212,901      $ 203,924     $ 218,789
                                                                                     =========      =========     =========


                                                              S-6185-20 J (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                              IDS LIFE OF NEW YORK

                  SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

                                   MAY 1, 2003

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK
            20 Madison Avenue Extension
            Albany, NY 12203
            Phone: (800) 541-2251
            Web site address: americanexpress.com

            IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS

INFORMATION ABOUT IDS LIFE OF NEW YORK                                         3
  Ownership                                                                    3
  State Regulation                                                             3
  Reports                                                                      3
  Rating Agencies                                                              3
PRINCIPAL UNDERWRITER                                                          4
DISTRIBUTION OF THE POLICY                                                     4
THE VARIABLE ACCOUNT                                                           4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                     4
  Additional Information on Payment Options                                    4
PERFORMANCE INFORMATION                                                        6
  Average Annual Total Return                                                  6
  Rates of Return of the Funds                                                 6
  Rates of Return of the Subaccounts                                           9
  Annualized Yield for a Subaccount Investing in a Money Market Fund          15
  Annualized Yield for a Subaccount Investing in an Income Fund               15
INDEPENDENT AUDITORS                                                          16

FINANCIAL INFORMATION


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

INFORMATION ABOUT IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.


We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

IDS Life of New York, a New York corporation is a wholly owned subsidiary of IDS Life, a Minnesota Corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life. Total assets under management as of the most recent fiscal year were more than $198 billion.


STATE REGULATION


We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.


REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                                    www.ambest.com
Fitch                                                  www.fitchratings.com
Moody's                                            www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been:
2002: $1,983,108; 2001: $3,177,060; and 2000: $1,656,378. AEFA retains no underwriting commission from the sale of the policy.


DISTRIBUTION OF THE POLICY

We are the sole distributors of the policy. We pay our representatives a commission of up to 81% of the initial target premium (annualized), plus up to 4.8% of all premiums in excess of the target premium. At the end of policy years one through ten, we pay our representatives a service fee of .125% or less of the policy value, net of indebtedness. We pay additional commissions if an increase in coverage occurs.

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                  PAYMENT PERIOD              MONTHLY PAYMENT PER $1,000
                     (YEARS)                     PLACED UNDER OPTION B
                        10                             $  9.61
                        15                                6.87
                        20                                5.51
                        25                                4.71
                        30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------------------
AGE                  BEGINNING          5 YEARS                    10 YEARS                   15 YEARS
PAYEE                 IN YEAR       MALE         FEMALE         MALE         FEMALE         MALE          FEMALE
65                      2005      $ 5.28        $ 4.68        $ 5.16        $ 4.63        $ 4.96        $ 4.54
                        2010        5.19          4.61          5.08          4.57          4.90          4.49
                        2015        5.11          4.55          5.01          4.51          4.84          4.43
                        2020        5.03          4.49          4.94          4.45          4.78          4.39
                        2025        4.95          4.43          4.87          4.40          4.73          4.34
                        2030        4.88          4.38          4.81          4.35          4.68          4.30
70                      2005        6.15          5.37          5.88          5.26          5.49          5.07
                        2010        6.03          5.28          5.79          5.18          5.42          5.00
                        2015        5.92          5.19          5.70          5.10          5.36          4.94
                        2020        5.81          5.10          5.61          5.03          5.30          4.88
                        2025        5.71          5.03          5.53          4.96          5.24          4.83
                        2030        5.61          4.95          5.45          4.89          5.18          4.77
75                      2005        7.30          6.36          6.74          6.09          6.01          5.67
                        2010        7.14          6.23          6.63          5.99          5.95          5.60
                        2015        6.99          6.10          6.52          5.89          5.90          5.54
                        2020        6.84          5.99          6.42          5.79          5.84          5.47
                        2025        6.71          5.88          6.32          5.71          5.78          5.41
                        2030        6.58          5.78          6.23          5.62          5.73          5.35
85                      2005       10.68          9.65          8.52          8.14          6.73          6.64
                        2010       10.45          9.41          8.44          8.04          6.72          6.62
                        2015       10.22          9.19          8.36          7.93          6.70          6.59
                        2020       10.00          8.98          8.27          7.83          6.68          6.57
                        2025        9.79          8.78          8.19          7.74          6.67          6.54
                        2030        9.60          8.59          8.11          7.64          6.65          6.52

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the SEC. An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the policy over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF N) = ERV

where:                    P = a hypothetical initial payment of $1,000
                          T = average annual total return
                          n = number of years
                        ERV = Ending Redeemable Value of a hypothetical $1,000
                              payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

RATES OF RETURN OF THE FUNDS


In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund operating expenses (including the management fees, 12b-1 fees and other expenses) for the period indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2002


                                                                                                                         10 YEARS OR
                                                                                                                            SINCE
FUND                                                                     1 YEAR           3 YEARS          5 YEARS      COMMENCEMENT
AXP(R) VARIABLE PORTFOLIO -
      Blue Chip Advantage Fund (9/99)(1)                                  (22.66%)         (16.69%)             --%         (12.00%)
      Bond Fund (10/81)(1)                                                  5.53             6.20             4.34            6.83
      Capital Resource Fund (10/81)(1)                                    (22.03)          (19.23)           (4.14)           3.77
      Cash Management Fund (10/81)(1)                                       1.14             3.55             4.10            4.26
      Diversified Equity Income Fund (9/99)(1)                            (19.03)           (6.38)              --           (4.49)
      Emerging Markets Fund (5/00)(1)                                      (5.44)              --               --          (13.22)
      Equity Select Fund (5/01)(1)                                        (13.76)              --               --           (9.06)
      Extra Income Fund (5/96)(1)                                          (6.58)           (3.85)           (2.02)           1.19
      Federal Income Fund (9/99)(1)                                         5.83             6.85               --            6.37
      Global Bond Fund (5/96)(1)                                           14.98             6.36             4.44            5.10
      Growth Fund (9/99)(1)                                               (26.10)          (25.60)              --          (19.21)
      International Fund (1/92)(1)                                        (18.25)          (24.08)           (5.89)           1.86
      Managed Fund (4/86)(1)                                              (12.92)           (8.72)            0.23            6.47
      NEW DIMENSIONS FUND(R) (5/96)(1)                                    (21.89)          (16.05)            0.09            5.12
      Partners Small Cap Value Fund (8/01)(1)                             (12.13)              --               --           (4.34)
      S&P 500 Index Fund (5/00)(1)                                        (22.42)              --               --          (16.79)
      Small Cap Advantage Fund (9/99)(1)                                  (17.06)           (6.88)              --           (2.65)
      Stock Fund (8/01)(1)                                                (20.91)              --               --          (17.48)
      Strategy Aggressive Fund (1/92)(1)                                  (31.95)          (28.23)           (8.29)           1.69
AIM V.I.
      Capital Appreciation Fund, Series II Shares (5/93)(1),(2)           (24.52)          (19.93)           (2.49)           7.06
      Capital Development Fund, Series II Shares (5/98)(1),(2)            (21.61)           (7.79)              --           (1.49)


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

                                                                                                                         10 YEARS OR
                                                                                                                            SINCE
FUND                                                                       1 YEAR           3 YEARS         5 YEARS     COMMENCEMENT
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
      AllianceBernstein Growth and Income Portfolio
        (Class B) (1/91)(1),(3)                                           (22.26%)          (4.01%)             --%             --%
      AllianceBernstein International Value Portfolio
        (Class B) (5/01)(1),(4)                                            (5.15)              --               --              --
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC
      VP International, Class II (5/94)(1),(5)                            (20.75)              --               --          (21.95)
      VP Value, Class II (5/96)(1),(5)                                    (18.27)              --               --          (10.37)
CALVERT VARIABLE SERIES, INC
      Social Balanced Portfolio (9/86)(1)                                 (12.15)           (7.48)            0.66            6.60
EVERGREEN VA
      Capital Growth Fund - Class 2 (3/98)(1),(6)                         (22.62)           (7.47)              --           (1.79)
FIDELITY(R) VIP
      Growth & Income Portfolio Service Class 2 (12/96)(1),(7)            (16.84)          (10.05)            0.52            4.75
      Mid Cap Portfolio Service Class 2 (12/98)(1),(7)                    (10.02)            5.00               --           15.42
      Overseas Portfolio Service Class 2 (1/87)(1),(7)                    (20.46)          (20.32)           (4.08)           4.20
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(8)                     2.07            13.16             2.45            9.62
      Franklin Small Cap Value Securities Fund -
        Class 2 (5/98)(1),(8)                                              (9.26)            8.88               --            0.42
      Mutual Shares Securities Fund - Class 2 (11/96)(1),(8)              (11.81)            2.25             3.98            6.60
GOLDMAN SACHS VIT
      CORE(SM) U.S. Equity Fund (2/98)(1)                                 (21.89)          (14.64)              --           (2.44)
      Mid Cap Value Fund (5/98)(1)                                         (4.69)           11.85               --            3.95
INVESCO VIF
      Dynamics Fund (8/97)(1)                                             (31.90)          (54.77)          (16.00)         (13.14)
      Financial Services Fund (9/99)(1)                                   (14.90)           (4.29)              --            6.24
      Technology Fund (5/97)(1)                                           (46.84)          (77.95)          (28.22)         (17.60)
      Telecommunications Fund (9/99)(1)                                   (50.81)          (83.29)              --          (72.52)
JANUS ASPEN SERIES
      Global Technology Portfolio: Service Shares (1/00)(1)               (40.93)              --               --          (37.98)
      International Growth Portfolio: Service Shares (5/94)(1),(9)        (25.76)          (21.88)            0.01            8.08
LAZARD RETIREMENT SERIES
      International Equity Portfolio (9/98)(1)                            (10.71)          (15.05)              --           (4.06)
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(10)        (27.71)          (20.13)              --           (8.81)
      New Discovery Series - Service Class (5/98)(1),(10)                 (31.80)          (14.14)              --            2.49
      Utilities Series - Service Class (1/95)(1),(10)                     (22.90)          (14.56)           (0.75)           9.15
PIONEER VCT
      Pioneer Equity Income VCT Portfolio - Class II
        Shares (3/95)(1),(11)                                             (16.05)           (3.72)            2.09           10.16
      Pioneer Europe VCT Portfolio - Class II Shares (10/98)(1),(12)      (19.06)          (20.07)              --           (8.34)
PUTNAM VARIABLE TRUST
      Putnam VT Health Sciences Fund - Class IB
        Shares (4/98)(1),(13)                                             (20.34)              --               --           (1.47)
      Putnam VT International Equity Fund - Class IB
        Shares (1/97)(1),(14)                                             (17.75)              --             2.28            4.45
      (previously Putnam VT International Growth Fund
        - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(14)               (30.60)              --            (4.20)          (0.12)


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

                                                                                                                         10 YEARS OR
                                                                                                                            SINCE
FUND                                                                       1 YEAR           3 YEARS          5 YEARS    COMMENCEMENT
STRONG FUNDS
      Strong Opportunity Fund II - Advisor Class (5/92)(1),(15)           (26.95%)          (9.42%)           2.46%          11.20%
WANGER
      International Small Cap (5/95)(1)                                   (13.83)          (21.19)            5.21           11.19
      U.S. Smaller Companies (5/95)(1)                                    (16.81)           (5.23)            2.95           12.96
WELLS FARGO VT
      Asset Allocation Fund (4/94)(1),(16)                                (12.85)           (6.43)            2.32            8.10
      International Equity Fund (7/00)(1)                                 (22.92)              --               --          (19.61)
      Small Cap Growth Fund (5/95)(1),(17)                                (38.22)          (28.75)          (12.45)          (1.94)

(1)  (Commencement date of the fund.)

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.7

(5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.
(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.

(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

RATES OF RETURN OF THE SUBACCOUNTS

This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund operating expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3.5% premium expense charge. In the second table the rates of return do not reflect the 3.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                           PERFORMANCE SINCE
                                                                    COMMENCEMENT OF THE SUBACCOUNT
                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
YBC           Blue Chip Advantage Fund (11/00; 9/99)(1)                 (26.04%)       (21.57%)
YBD           Bond Fund (11/00; 10/81)(1)                                 0.93           4.76
YCR           Capital Resource Fund (11/00; 10/81)(1)                   (25.43)        (21.85)
YCM           Cash Management Fund (11/00; 10/81)(1)                     (3.26)          0.05
YDE           Diversified Equity Income Fund (11/00; 9/99)(1)           (22.56)         (9.54)
YEM           Emerging Markets Fund (11/00; 5/00)(1)                     (9.57)         (7.76)
YES           Equity Select Fund (6/03; 5/01)(1)                            --             --(a)
YEX           Extra Income Fund (11/00; 5/96)(1)                        (10.59)         (4.52)
YFI           Federal Income Fund (11/00; 9/99)(1)                        1.21           4.06
YGB           Global Bond Fund (11/00; 5/96)(1)                           9.96           7.43
YGR           Growth Fund (11/00; 9/99)(1)                              (29.33)        (32.05)
YIE           International Fund (11/00; 1/92)(1)                       (21.80)        (24.66)
YMF           Managed Fund (11/00; 4/86)(1)                             (16.72)        (12.99)
YND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                   (25.30)        (20.84)
YPS           Partners Small Cap Value Fund (6/03; 8/01)(1)                 --             --(a)
YIV           S&P 500 Index Fund (11/00; 5/00)(1)                       (25.80)        (19.55)
YSM           Small Cap Advantage Fund (11/00; 9/99)(1)                 (20.68)        (12.58)
YST           Stock Fund (6/03; 8/01)(1)                                    --             --(a)
YSA           Strategy Aggressive Fund (11/00; 1/92)(1)                 (34.92)        (34.95)
            AIM V.I.
YAC           Capital Appreciation Fund,
              Series II Shares (6/03; 5/93)(1)                              --             --(a)
YAD           Capital Development Fund,
              Series II Shares (6/03; 5/98)(1)                              --             --(a)



                                                                         PERFORMANCE SINCE
                                                                     COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR        5 YEARS      10 YEARS     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
YBC           Blue Chip Advantage Fund (11/00; 9/99)(1)                 (26.04%)           --%           --%       (13.73%)
YBD           Bond Fund (11/00; 10/81)(1)                                 0.93           2.68          5.64          8.89
YCR           Capital Resource Fund (11/00; 10/81)(1)                   (25.43)         (5.67)         2.48          9.01
YCM           Cash Management Fund (11/00; 10/81)(1)                     (3.26)          2.45          2.98          5.02
YDE           Diversified Equity Income Fund (11/00; 9/99)(1)           (22.56)            --            --         (6.36)
YEM           Emerging Markets Fund (11/00; 5/00)(1)                     (9.57)            --            --        (15.14)
YES           Equity Select Fund (6/03; 5/01)(1)                        (17.52)            --            --        (11.78)
YEX           Extra Income Fund (11/00; 5/96)(1)                        (10.59)         (3.57)           --         (0.23)
YFI           Federal Income Fund (11/00; 9/99)(1)                        1.21             --            --          4.25
YGB           Global Bond Fund (11/00; 5/96)(1)                           9.96           2.74            --          3.58
YGR           Growth Fund (11/00; 9/99)(1)                              (29.33)            --            --        (20.80)
YIE           International Fund (11/00; 1/92)(1)                       (21.80)         (7.39)         0.63          0.38
YMF           Managed Fund (11/00; 4/86)(1)                             (16.72)         (1.37)         5.21          7.46
YND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                   (25.30)         (1.51)           --          3.62
YPS           Partners Small Cap Value Fund (6/03; 8/01)(1)             (15.97)            --            --         (7.61)
YIV           S&P 500 Index Fund (11/00; 5/00)(1)                       (25.80)            --            --        (18.63)
YSM           Small Cap Advantage Fund (11/00; 9/99)(1)                 (20.68)            --            --         (4.57)
YST           Stock Fund (6/03; 8/01)(1)                                (24.44)            --            --        (20.37)
YSA           Strategy Aggressive Fund (11/00; 1/92)(1)                 (34.92)         (9.76)         0.45          1.14
            AIM V.I.
YAC           Capital Appreciation Fund,
              Series II Shares (6/03; 5/93)(1)                          (27.81)         (3.87)           --          5.93
YAD           Capital Development Fund,
              Series II Shares (6/03; 5/98)(1)                          (25.03)            --            --         (2.95)




                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)



                                                                             PERFORMANCE SINCE
                                                                       COMMENCEMENT OF THE SUBACCOUNT
                                                                                      SINCE
SUBACCOUNT INVESTING IN:                                                1 YEAR     COMMENCEMENT
           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
YAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/03; 1/91)(1),(2)                       --%            --%(a)
YAB           AllianceBernstein International Value
              Portfolio (Class B) (6/03; 5/01)(1),(3)                       --             --(a)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YAI           VP International, Class II (6/03; 5/94)(1),(4)                --             --(a)
YAV           VP Value, Class II (6/03; 5/96)(1),(4)                        --             --(a)
           CALVERT VARIABLE SERIES, INC.
YSB           Social Balanced Portfolio (11/00; 9/86)(1)                (16.03)        (12.09)
           EVERGREEN VA
YCG           Capital Growth Fund - Class 2 (6/03; 3/98)(1),(5)             --             --(a)
           FIDELITY(R) VIP
YFG           Growth & Income Portfolio
              Service Class 2 (6/03; 12/96)(1),(6)                          --             --(a)
YFM           Mid Cap Portfolio Service Class 2 (6/03; 12/98)(1),(7)        --             --(a)
YFO           Overseas Portfolio Service Class 2 (6/03; 1/87)(1),(7)        --             --(a)
           FTVIPT
YRE           Franklin Real Estate Fund - Class 2 (11/00; 1/89)(1),(8)   (2.38)          5.82
YSV           Franklin Small Cap Value Securities Fund -
              Class 2 (11/00; 5/98)(1),(8)                              (13.22)          2.48
YMS           Mutual Shares Securities Fund -
              Class 2 (6/03; 11/96)(1),(8)                                  --             --(a)
           GOLDMAN SACHS VIT
YUE           CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                (25.31)        (19.17)
YMC           Mid Cap Value Fund (11/00; 5/98)(1)                        (8.85)          5.68
           INVESCO VIF
YID           Dynamics Fund (6/03; 8/97)(1)                                 --             --(a)
YFS           Financial Services Fund (6/03; 9/99)(1)                       --             --(a)
YTC           Technology Fund (6/03; 5/97)(1)                               --             --(a)
YTL           Telecommunications Fund (6/03; 9/99)(1)                       --             --(a)
           JANUS ASPEN SERIES
YGT           Global Technology Portfolio:
              Service Shares (11/00; 1/00)(1),(9)                       (43.51)        (42.92)
YIG           International Growth Portfolio:
              Service Shares (11/00; 5/94)(1),(9)                       (29.00)        (26.59)
           LAZARD RETIREMENT SERIES
YIP           International Equity Portfolio (11/00; 9/98)(1)           (14.60)        (18.03)
           MFS(R)
YGW           Investors Growth Stock Series -
              Service Class (11/00; 5/99)(1),(10)                       (30.87)        (27.86)
YDS           New Discovery Series -
              Service Class (11/00; 5/98)(1),(10)                       (34.78)        (20.86)
YUT           Utilities Series - Service Class (6/03; 1/95)(1),(10)         --             --(a)



                                                                                       PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT INVESTING IN:                                               1 YEAR        5 YEARS       10 YEARS   COMMENCEMENT
           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
YAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/03; 1/91)(1),(2)                   (25.66%)         1.87%         9.74%         8.91%
YAB           AllianceBernstein International Value
              Portfolio (Class B) (6/03; 5/01)(1),(3)                    (9.49)            --            --         (6.86)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YAI           VP International, Class II (6/03; 5/94)(1),(4)            (24.04)         (4.52)           --          0.89
YAV           VP Value, Class II (6/03; 5/96)(1),(4)                    (16.62)          2.19            --          6.84
           CALVERT VARIABLE SERIES, INC.
YSB           Social Balanced Portfolio (11/00; 9/86)(1)                (16.03)         (0.95)         5.27          6.67
           EVERGREEN VA
YCG           Capital Growth Fund - Class 2 (6/03; 3/98)(1),(5)         (26.00)            --            --         (3.38)
           FIDELITY(R) VIP
YFG           Growth & Income Portfolio
              Service Class 2 (6/03; 12/96)(1),(6)                      (20.47)         (1.09)           --          3.37
YFM           Mid Cap Portfolio Service Class 2 (6/03; 12/98)(1),(7)    (13.95)            --            --         13.44
YFO           Overseas Portfolio Service Class 2 (6/03; 1/87)(1),(7)    (23.93)         (5.61)         3.32          3.03
           FTVIPT
YRE           Franklin Real Estate Fund - Class 2 (11/00; 1/89)(1),(8)   (2.38)          0.81          8.67          8.36
YSV           Franklin Small Cap Value Securities Fund -
              Class 2 (11/00; 5/98)(1),(8)                              (13.22)            --            --         (1.24)
YMS           Mutual Shares Securities Fund -
              Class 2 (6/03; 11/96)(1),(8)                              (15.66)          2.31            --          4.85
           GOLDMAN SACHS VIT
YUE           CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                (25.31)            --            --         (4.04)
YMC           Mid Cap Value Fund (11/00; 5/98)(1)                        (8.85)            --            --          2.22
           INVESCO VIF
YID           Dynamics Fund (6/03; 8/97)(1)                             (34.87)         (4.97)           --         (4.11)
YFS           Financial Services Fund (6/03; 9/99)(1)                   (18.35)            --            --         (0.04)
YTC           Technology Fund (6/03; 5/97)(1)                           (49.17)         (7.92)           --         (4.86)
YTL           Telecommunications Fund (6/03; 9/99)(1)                   (52.96)            --            --        (33.89)
           JANUS ASPEN SERIES
YGT           Global Technology Portfolio:
              Service Shares (11/00; 1/00)(1),(9)                       (43.51)            --            --        (39.19)
YIG           International Growth Portfolio:
              Service Shares (11/00; 5/94)(1),(9)                       (29.00)         (1.58)           --          6.79
           LAZARD RETIREMENT SERIES
YIP           International Equity Portfolio (11/00; 9/98)(1)           (14.60)            --            --         (5.69)
           MFS(R)
YGW           Investors Growth Stock Series -
              Service Class (11/00; 5/99)(1),(10)                       (30.87)            --            --        (10.52)
YDS           New Discovery Series -
              Service Class (11/00; 5/98)(1),(10)                       (34.78)            --            --          0.78
YUT           Utilities Series - Service Class (6/03; 1/95)(1),(10)     (26.26)         (2.29)           --          7.42



                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                            PERFORMANCE SINCE
                                                                      COMMENCEMENT OF THE SUBACCOUNT
                                                                                     SINCE
SUBACCOUNT INVESTING IN:                                                1 YEAR     COMMENCEMENT
           PIONEER VCT
YPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/03; 3/95)(1),(11)                          --%            --%(a)
YEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/03; 10/98)(1),(12)                         --             --(a)
           PUTNAM VARIABLE TRUST
YHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/03; 4/98)(1),(13)                          --             --(a)
YPI           Putnam VT International Equity Fund -
              Class IB Shares (6/03; 1/97)(1),(14)                          --             --(a)
              (previously Putnam VT International Growth Fund - Class
                IB Shares)
YVS           Putnam VT Vista Fund -
              Class IB Shares (11/00; 1/97)(1),(14)                     (33.63)        (33.59)
           STRONG FUNDS
YSO           Strong Opportunity Fund II -
              Advisor Class (6/03; 5/92)(1),(15)                            --             --(a)
           WANGER
YIC           International Small Cap (11/00; 5/95)(1)                  (17.59)        (21.91)
YSP           U.S. Smaller Companies (11/00; 5/95)(1)                   (20.44)         (3.21)
           WELLS FARGO VT
YAA           Asset Allocation Fund (6/03; 4/94)(1),(16)                    --             --(a)
YWI           International Equity Fund (6/03; 7/00)(1)                     --             --(a)
YWS           Small Cap Growth Fund (6/03; 5/95)(1),(16)                    --             --(a)



                                                                                     PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                                SINCE
SUBACCOUNT INVESTING IN:                                               1 YEAR        5 YEARS      10 YEARS   COMMENCEMENT
           PIONEER VCT
YPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/03; 3/95)(1),(11)                      (19.71%)         0.28%           --%         8.56%
YEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/03; 10/98)(1),(12)                     (22.59)            --            --        (10.28)
           PUTNAM VARIABLE TRUST
YHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/03; 4/98)(1),(13)                      (23.82)            --            --         (3.09)
YPI           Putnam VT International Equity Fund -
              Class IB Shares (6/03; 1/97)(1),(14)                      (21.26)          0.67            --          2.93
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
YVS           Putnam VT Vista Fund -
              Class IB Shares (11/00; 1/97)(1),(14)                     (33.63)         (5.71)           --         (1.56)
           STRONG FUNDS
YSO           Strong Opportunity Fund II -
              Advisor Class (6/03; 5/92)(1),(15)                        (30.14)          0.86          9.02          9.90
           WANGER
YIC           International Small Cap (11/00; 5/95)(1)                  (17.59)          3.54            --          9.71
YSP           U.S. Smaller Companies (11/00; 5/95)(1)                   (20.44)          1.28            --         11.42
           WELLS FARGO VT
YAA           Asset Allocation Fund (6/03; 4/94)(1),(16)                (16.65)          0.69            --          6.70
YWI           International Equity Fund (6/03; 7/00)(1)                 (26.28)            --            --        (21.46)
YWS           Small Cap Growth Fund (6/03; 5/95)(1),(16)                (40.91)        (13.81)           --         (3.21)

See accompanying notes to the performance information.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002


                                                                          PERFORMANCE SINCE
                                                                   COMMENCEMENT OF THE SUBACCOUNT
                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
YBC           Blue Chip Advantage Fund (11/00; 9/99)(1)                 (23.36%)       (19.45%)
YBD           Bond Fund (11/00; 10/81)(1)                                 4.59           7.13
YCR           Capital Resource Fund (11/00; 10/81)(1)                   (22.73)        (21.27)
YCM           Cash Management Fund (11/00; 10/81)(1)                      0.25           2.37
YDE           Diversified Equity Income Fund (11/00; 9/99)(1)           (19.76)        (23.36%)
YEM           Emerging Markets Fund (11/00; 5/00)(1)                     (6.29)        (12.21)
YES           Equity Select Fund (6/03; 5/01)(1)                            --             --(a)
YEX           Extra Income Fund (11/00; 5/96)(1)                         (7.35)         (4.20)
YFI           Federal Income Fund (11/00; 9/99)(1)                        4.88           6.71
YGB           Global Bond Fund (11/00; 5/96)(1)                          13.95           8.04
YGR           Growth Fund (11/00; 9/99)(1)                              (26.76)        (30.37)
YIE           International Fund (11/00; 1/92)(1)                       (18.97)        (23.63)
YMF           Managed Fund (11/00; 4/86)(1)                             (13.70)        (10.90)
YND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                   (22.59)        (11.95)
YPS           Partners Small Cap Value Fund (6/03; 8/01)(1)                 --             --(a)
YIV           S&P 500 Index Fund (11/00; 5/00)(1)                       (23.11)        (17.42)
YSM           Small Cap Advantage Fund (11/00; 9/99)(1)                 (17.80)         (9.98)
YST           Stock Fund (6/03; 8/01)(1)                                    --             --(a)
YSA           Strategy Aggressive Fund (11/00; 1/92)(1)                 (32.56)        (30.18)
            AIM V.I.
YAC           Capital Appreciation Fund,
              Series II Shares (6/03; 5/93)(1)                              --             --(a)
YAD           Capital Development Fund,
              Series II Shares (6/03; 5/98)(1)                              --             --(a)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
YAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/03; 1/91)(1),(2)                       --             --(a)
YAB           AllianceBernstein International Value
              Portfolio (Class B) (6/03; 5/01)(1),(3)                       --             --(a)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YAI           VP International, Class II (6/03; 5/94)(1),(4)                --             --(a)
YAV           VP Value, Class II (6/03; 5/96)(1),(4)                        --             --(a)
            CALVERT VARIABLE SERIES, INC.
YSB           Social Balanced Portfolio (11/00; 9/86)(1)                (12.98)         (9.01)
            EVERGREEN VA
YCG           Capital Growth Fund - Class 2 (6/03; 3/98)(1),(5)             --             --(a)
            FIDELITY(R) VIP
YFG           Growth & Income Portfolio Service
              Class 2 (6/03; 12/96)(1),(6)                                  --             --(a)
YFM           Mid Cap Portfolio Service Class 2 (6/03; 12/98)(1),(7)                       --
YFO           Overseas Portfolio Service Class 2 (6/03; 1/87)(1),(7)        --             --(a)

                                                                                       PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR        5 YEARS       10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
YBC           Blue Chip Advantage Fund (11/00; 9/99)(1)                 (23.36%)           --%           --%       (12.78%)
YBD           Bond Fund (11/00; 10/81)(1)                                 4.59           3.42          6.01          9.06
YCR           Capital Resource Fund (11/00; 10/81)(1)                   (22.73)         (5.00)         2.84          9.19
YCM           Cash Management Fund (11/00; 10/81)(1)                      0.25           3.18          3.34          5.19
YDE           Diversified Equity Income Fund (11/00; 9/99)(1)           (19.76)            --            --         (5.34)
YEM           Emerging Markets Fund (11/00; 5/00)(1)                     (6.29)            --            --        (14.00)
YES           Equity Select Fund (6/03; 5/01)(1)                        (14.53)            --            --         (9.87)
YEX           Extra Income Fund (11/00; 5/96)(1)                         (7.35)         (2.89)           --          0.30
YFI           Federal Income Fund (11/00; 9/99)(1)                        4.88             --            --          5.46
YGB           Global Bond Fund (11/00; 5/96)(1)                          13.95           3.51            --          4.15
YGR           Growth Fund (11/00; 9/99)(1)                              (26.76)            --            --        (19.92)
YIE           International Fund (11/00; 1/92)(1)                       (18.97)         (6.73)         0.99          0.71
YMF           Managed Fund (11/00; 4/86)(1)                             (13.70)         (0.67)         5.58          7.68
YND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                   (22.59)         (0.81)           --          4.18
YPS           Partners Small Cap Value Fund (6/03; 8/01)(1)             (12.92)            --            --         (5.20)
YIV           S&P 500 Index Fund (11/00; 5/00)(1)                       (23.11)            --            --        (17.53)
YSM           Small Cap Advantage Fund (11/00; 9/99)(1)                 (17.80)            --            --         (3.53)
YST           Stock Fund (6/03; 8/01)(1)                                (21.70)            --            --        (18.29)
YSA           Strategy Aggressive Fund (11/00; 1/92)(1)                 (32.56)         (9.11)         0.80          1.47
            AIM V.I.
YAC           Capital Appreciation Fund,
              Series II Shares (6/03; 5/93)(1)                          (25.19)         (3.19)           --          6.32
YAD           Capital Development Fund,
              Series II Shares (6/03; 5/98)(1)                          (22.31)            --            --         (2.21)
            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
YAL           AllianceBernstein Growth and Income
              Portfolio (Class B) (6/03; 1/91)(1),(2)                   (22.96)          2.60         10.13          9.24
YAB           AllianceBernstein International Value
              Portfolio (Class B) (6/03; 5/01)(1),(3)                    (6.21)            --            --         (4.85)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
YAI           VP International, Class II (6/03; 5/94)(1),(4)            (21.28)         (3.84)           --          1.31
YAV           VP Value, Class II (6/03; 5/96)(1),(4)                    (13.59)          2.92            --          7.41
            CALVERT VARIABLE SERIES, INC.
YSB           Social Balanced Portfolio (11/00; 9/86)(1)                (12.98)         (0.24)         5.65          6.90
            EVERGREEN VA
YCG           Capital Growth Fund - Class 2 (6/03; 3/98)(1),(5)         (23.32)            --            --         (2.67)
            FIDELITY(R) VIP
YFG           Growth & Income Portfolio Service
              Class 2 (6/03; 12/96)(1),(6)                              (17.59)         (0.38)           --          3.99
YFM           Mid Cap Portfolio Service Class 2 (6/03; 12/98)(1),(7)    (10.83)            --            --         14.46
YFO           Overseas Portfolio Service Class 2 (6/03; 1/87)(1),(7)    (21.17)         (4.94)         3.69          3.26



                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                          PERFORMANCE SINCE
                                                                    COMMENCEMENT OF THE SUBACCOUNT
                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR     COMMENCEMENT
            FTVIPT
YRE           Franklin Real Estate Fund - Class 2
                (11/00; 1/89)(1),(8)                                      1.16%          8.93%
YSV           Franklin Small Cap Value Securities Fund -
              Class 2 (11/00; 5/98)(1),(8)                              (10.08)          5.51
YMS           Mutual Shares Securities Fund -
              Class 2 (6/03; 11/96)(1),(8)                                  --             --(a)
            GOLDMAN SACHS VIT
YUE           CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                (22.60)        (17.01)
YMC           Mid Cap Value Fund (11/00; 5/98)(1)                       (5.55)           9.08
            INVESCO VIF
YID           Dynamics Fund (6/03; 8/97)(1)                                 --             --(a)
YFS           Financial Services Fund (6/03; 9/99)(1)                       --             --(a)
YTC           Technology Fund (6/03; 5/97)(1)                               --             --(a)
YTL           Telecommunications Fund (6/03; 9/99)(1)                       --             --(a)
            JANUS ASPEN SERIES
YGT           Global Technology Portfolio:
              Service Shares (11/00; 1/00)(1),(9)                       (41.46)        (39.95)
YIG           International Growth Portfolio:
              Service Shares (11/00; 5/94)(1),(9)                       (26.42)        (25.16)
            LAZARD RETIREMENT SERIES
YIP           International Equity Portfolio (11/00; 9/98)(1)           (11.51)        (15.58)
            MFS(R)
YGW           Investors Growth Stock Series -
              Service Class (11/00; 5/99)(1)(10)                        (28.36)        (23.60)
YDS           New Discovery Series -
              Service Class (11/00; 5/98)(1),(10)                       (32.41)        (16.96)
YUT           Utilities Series - Service Class (6/03; 1/95)(1),(10)         --             --(a)
            PIONEER VCT
YPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/03; 3/95)(1),(11)                          --             --(a)
YEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/03; 10/98)(1),(12)                         --             --(a)
            PUTNAM VARIABLE TRUST
YHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/03; 4/98)(1),(13)                          --             --(a)
YPI           Putnam VT International Equity Fund -
              Class IB Shares (6/03; 1/97)(1),(14)                          --             --(a)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
YVS           Putnam VT Vista Fund -
              Class IB Shares (11/00; 1/97)(1),(14)                     (31.22)        (28.73)
            STRONG FUNDS
YSO           Strong Opportunity Fund II -
              Advisor Class (6/03; 5/92)(1),(15)                            --             --(a)
            WANGER
YIC           International Small Cap (11/00; 5/95)(1)   (14.60)        (23.48)        (14.60)
YSP           U.S. Smaller Companies (11/00; 5/95)(1)    (17.56)         (1.47)        (17.56)

                                                                                       PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR        5 YEARS      10 YEARS   COMMENCEMENT
            FTVIPT
YRE           Franklin Real Estate Fund - Class 2
                (11/00; 1/89)(1),(8)                                      1.16%          1.53%         9.06%         8.63%
YSV           Franklin Small Cap Value Securities Fund -
              Class 2 (11/00; 5/98)(1),(8)                              (10.08)            --            --         (0.49)
YMS           Mutual Shares Securities Fund -
              Class 2 (6/03; 11/96)(1),(8)                              (12.60)          3.04            --          5.46
            GOLDMAN SACHS VIT
YUE           CORE(SM) U.S. Equity Fund (11/00; 2/98)(1)                (22.60)            --            --         (3.33)
YMC           Mid Cap Value Fund (11/00; 5/98)(1)                        (5.55)            --            --          3.00
            INVESCO VIF
YID           Dynamics Fund (6/03; 8/97)(1)                             (32.51)         (4.29)           --         (3.47)
YFS           Financial Services Fund (6/03; 9/99)(1)                   (15.39)            --            --          1.05
YTC           Technology Fund (6/03; 5/97)(1)                           (47.32)         (7.26)           --         (4.25)
YTL           Telecommunications Fund (6/03; 9/99)(1)                   (51.25)            --            --        (33.17)
            JANUS ASPEN SERIES
YGT           Global Technology Portfolio:
              Service Shares (11/00; 1/00)(1),(9)                       (41.46)            --            --        (38.45)
YIG           International Growth Portfolio:
              Service Shares (11/00; 5/94)(1),(9)                       (26.42)         (0.88)           --          7.22
            LAZARD RETIREMENT SERIES
YIP           International Equity Portfolio (11/00; 9/98)(1)           (11.51)            --            --         (4.91)
            MFS(R)
YGW           Investors Growth Stock Series -
              Service Class (11/00; 5/99)(1)(10)                        (28.36)            --            --         (9.64)
YDS           New Discovery Series -
              Service Class (11/00; 5/98)(1),(10)                       (32.41)            --            --          1.55
YUT           Utilities Series - Service Class (6/03; 1/95)(1),(10)     (23.59)         (1.59)           --          7.90
            PIONEER VCT
YPE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (6/03; 3/95)(1),(11)                      (16.80)          1.00            --          9.06
YEU           Pioneer Europe VCT Portfolio -
              Class II Shares (6/03; 10/98)(1),(12)                     (19.78)            --            --         (9.51)
            PUTNAM VARIABLE TRUST
YHS           Putnam VT Health Sciences Fund -
              Class IB Shares (6/03; 4/98)(1),(13)                       21.06)            --            --         (2.35)
YPI           Putnam VT International Equity Fund -
              Class IB Shares (6/03; 1/97)(1),(14)                      (18.41)          1.39            --          3.54
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
YVS           Putnam VT Vista Fund -
              Class IB Shares (11/00; 1/97)(1),(14)                     (31.22)         (5.04)           --         (0.97)
            STRONG FUNDS
YSO           Strong Opportunity Fund II -
              Advisor Class (6/03; 5/92)(1),(15)                        (27.60)          1.58          9.41         10.27
            WANGER
YIC           International Small Cap (11/00; 5/95)(1)                  (14.60)          4.28            --         10.21
YSP           U.S. Smaller Companies (11/00; 5/95)(1)                   (17.56)          2.01            --         11.93


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2002 (CONTINUED)


                                                                         PERFORMANCE SINCE
                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR     COMMENCEMENT
            WELLS FARGO VT
YAA           Asset Allocation Fund (6/03; 4/94)(1),(16)                    --%            --%(a)
YWI           International Equity Fund (6/03; 7/00)(1)                     --             --(a)
YWS           Small Cap Growth Fund (6/03; 5/95)(1),(16)                    --             --(a)

                                                                                      PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR        5 YEARS      10 YEARS   COMMENCEMENT
            WELLS FARGO VT
YAA           Asset Allocation Fund (6/03; 4/94)(1),(16)                (13.62%)         1.41%           --%         7.14%
YWI           International Equity Fund (6/03; 7/00)(1)                 (23.61)            --            --        (20.33)
YWS           Small Cap Growth Fund (6/03; 5/95)(1),(16)                (38.77)        (13.20)           --         (2.76)

See accompanying notes to the performance information.


NOTES TO THE PERFORMANCE INFORMATION


(a)  Subaccount had not commenced operations as of Dec. 31, 2002.

(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.

(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable surrender charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

   Compound Yield = [(BASE PERIOD RETURN + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with a fixed account) that fixed accounts often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the policy provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2002


SUBACCOUNT                 INVESTING IN:                                                   SIMPLE YIELD          COMPOUND YIELD
YCM                        AXP(R) Variable Portfolio - Cash Management Fund                   (0.07%)                (0.07%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                               -----
                                cd
where:
              a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT                 INVESTING IN:                                                                YIELD
YBD                        AXP(R) Variable Portfolio - Bond Fund                                         5.17%
YEX                        AXP(R) Variable Portfolio - Extra Income Fund                                 5.04
YFI                        AXP(R) Variable Portfolio - Federal Income Fund                               2.96
YGB                        AXP(R) Variable Portfolio - Global Bond Fund                                  2.46


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable life insurance illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Succession Select(SM) Variable Life Insurance at Dec. 31, 2002, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Succession Select Variable Life Insurance (comprised of subaccounts YBC, YBD, YCR, YCM, YDE, YEM, YEX, YFI, YGB, YGR, YIE, YMF, YND, YIV, YSM, YSA, YSB, YRE, YSV, YUE, YMC, YGT, YIG, YIP, YGW, YDS, YVS, YIC and YSP) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Succession Select Variable Life Insurance at December 31, 2002 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                         /S/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
       IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              YBC            YBD            YCR            YCM            YDE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     60,239   $  2,152,301   $     25,162   $    962,670   $  1,527,585
                                                           ------------------------------------------------------------------------
    at market value                                        $     48,054   $  2,170,011   $     20,464   $    962,668   $  1,291,134
Dividends receivable                                                 --          9,251             --            689             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      6          3,204            241         11,590            221
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     48,060      2,182,466         20,705        974,947      1,291,355
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   36          1,713             22            716          1,012
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    36          1,713             22            716          1,012
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $     48,024   $  2,180,753   $     20,683   $    974,231   $  1,290,343
===================================================================================================================================
Accumulation units outstanding                                   78,876      1,935,255         38,164        950,420      1,563,661
===================================================================================================================================
Net asset value per accumulation unit                      $       0.61   $       1.13   $       0.54   $       1.03   $       0.83
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YEM            YEX            YFI            YGB            YGR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     64,111   $    950,108   $  1,025,386   $    249,568   $    316,303
                                                           ------------------------------------------------------------------------
    at market value                                        $     60,217   $    860,384   $  1,033,316   $    265,095   $    256,283
Dividends receivable                                                 --          3,578          2,541            535             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          2,884          2,772            815             23
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     60,217        866,846      1,038,629        266,445        256,306
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   45            679            817            207            198
    Contract terminations                                             5             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    50            679            817            207            198
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $     60,167   $    866,167   $  1,037,812   $    266,238   $    256,108
===================================================================================================================================
Accumulation units outstanding                                   70,674        940,509        931,361        220,669        572,111
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $       0.92   $       1.11   $       1.21   $       0.45
===================================================================================================================================

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YIE            YMF            YND            YIV            YSM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     61,989   $    204,553   $  4,524,033   $  1,682,506   $    219,042
                                                           ------------------------------------------------------------------------
    at market value                                        $     54,388   $    178,329   $  3,762,528   $  1,411,017   $    189,438
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            777          4,794          2,476            831
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     54,388        179,106      3,767,322      1,413,493        190,269
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   41            138          2,942          1,090            151
    Contract terminations                                             2             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    43            138          2,942          1,090            151
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $     54,345   $    178,968   $  3,764,380   $  1,412,403   $    190,118
===================================================================================================================================
Accumulation units outstanding                                  124,434        251,766      6,545,663      2,200,329        255,267
===================================================================================================================================
Net asset value per accumulation unit                      $       0.44   $       0.71   $       0.58   $       0.64   $       0.74
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YSA            YSB            YRE            YSV            YUE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    177,549   $    106,563   $  1,100,952   $    491,360   $    316,714
                                                           ------------------------------------------------------------------------
    at market value                                        $    124,001   $     93,168   $  1,081,042   $    463,557   $    268,255
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     16             77          2,429            183             19
Receivable from mutual funds and portfolios
  for share redemptions                                              --             72            842            361            209
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    124,017         93,317      1,084,313        464,101        268,483
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   96             72            842            361            209
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             77          2,429            183             19
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    96            149          3,271            544            228
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $    123,921   $     93,168   $  1,081,042   $    463,557   $    268,255
===================================================================================================================================
Accumulation units outstanding                                  479,837        124,757        924,112        423,218        417,680
===================================================================================================================================
Net asset value per accumulation unit                      $       0.26   $       0.75   $       1.17   $       1.10   $       0.64
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  YMC            YGT            YIG           YIP            YGW
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,744,733   $    144,528   $  1,218,777   $    421,924   $    909,073
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,640,643   $     95,541   $    956,613   $    374,938   $    693,921
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    299          3,142            628            238          1,400
Receivable from mutual funds and portfolios
  for share redemptions                                           1,233             72            750            288            539
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,642,175         98,755        957,991        375,464        695,860
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,233             72            750            288            539
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         299          3,142            628            238          1,400
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,532          3,214          1,378            526          1,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                   $  1,640,643   $     95,541   $    956,613   $    374,938   $    693,921
===================================================================================================================================
Accumulation units outstanding                                1,455,865        310,275      1,825,532        566,542      1,364,169
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       0.31   $       0.52   $       0.66   $       0.51
===================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                 YDS            YVS            YIC            YSP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $  1,179,958   $    396,631   $    537,675   $  1,181,572
                                                                          ---------------------------------------------------------
    at market value                                                       $    909,181   $    286,539   $    461,759   $  1,077,958
Dividends receivable                                                                --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                   790             --          1,543          4,821
Receivable from mutual funds and portfolios
  for share redemptions                                                            710            385            356            815
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   910,681        286,924        463,658      1,083,594
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                 710            223            356            815
    Contract terminations                                                           --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                                        790            162          1,543          4,821
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                1,500            385          1,899          5,636
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                                  $    909,181   $    286,539   $    461,759   $  1,077,958
===================================================================================================================================
Accumulation units outstanding                                               1,465,450        690,151        772,204      1,133,052
===================================================================================================================================
Net asset value per accumulation unit                                     $       0.62   $       0.42   $       0.60   $       0.95
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YBC            YBD           YCR             YCM            YDE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        337   $     74,015   $        146   $      7,559   $     17,075
Variable account expenses                                           370         13,033            240          6,030          9,361
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (33)        60,982            (94)         1,529          7,714
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,898        284,310         19,583      1,219,933         60,204
    Cost of investments sold                                      4,444        286,911         23,786      1,219,944         66,303
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (546)        (2,601)        (4,203)           (11)        (6,099)
Distributions from capital gains                                     --             --          1,659             --          2,881
Net change in unrealized appreciation or
  depreciation of investments                                   (10,513)        22,711         (4,988)            12       (244,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (11,059)        20,110         (7,532)             1       (247,720)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (11,092)  $     81,092   $     (7,626)  $      1,530   $   (240,006)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YEM            YEX            YFI            YGB             YGR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     51,795   $     14,297   $      7,294   $        195
Variable account expenses                                           295          6,051          4,428          1,404          1,705
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (295)        45,744          9,869          5,890         (1,510)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,469        116,826         68,213         47,857         32,462
    Cost of investments sold                                     10,613        128,163         67,962         47,002         42,400
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,144)       (11,337)           251            855         (9,938)
Distributions from capital gains                                     --             --          4,241             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,660)       (76,839)         8,030         16,935        (43,965)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (4,804)       (88,176)        12,522         17,790        (53,903)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (5,099)  $    (42,432)  $     22,391   $     23,680   $    (55,413)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YIE            YMF            YND            YIV            YSM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        349   $      3,575   $     16,195   $     11,701   $         --
Variable account expenses                                           309          1,174         27,380         10,376          1,431
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      40          2,401        (11,185)         1,325         (1,431)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,446         40,917        232,960        286,444         31,065
    Cost of investments sold                                      1,608         48,119        280,204        341,472         31,805
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (162)        (7,202)       (47,244)       (55,028)          (740)
Distributions from capital gains                                     45         10,372          2,368             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,835)       (23,852)      (732,836)      (267,680)       (32,165)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (6,952)       (20,682)      (777,712)      (322,708)       (32,905)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (6,912)  $    (18,281)  $   (788,897)  $   (321,383)  $    (34,336)
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSA            YSB            YRE            YSV            YUE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,737   $     17,103   $        942   $      1,711
Variable account expenses                                         1,095            621          6,160          2,665          1,773
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,095)         2,116         10,943         (1,723)           (62)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,070          8,123         46,923         24,230         12,351
    Cost of investments sold                                     24,240          8,749         48,482         26,492         14,118
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,170)          (626)        (1,559)        (2,262)        (1,767)
Distributions from capital gains                                     --             --             --          6,592             --
Net change in unrealized appreciation or
  depreciation of investments                                   (41,812)       (10,893)       (29,029)       (37,018)       (47,962)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (47,982)       (11,519)       (30,588)       (32,688)       (49,729)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (49,077)  $     (9,403)  $    (19,645)  $    (34,411)  $    (49,791)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YMC           YGT            YIG            YIP           YGW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     16,859   $         --   $      6,634   $        271   $         --
Variable account expenses                                        10,028            821          7,847          2,866          6,477
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,831           (821)        (1,213)        (2,595)        (6,477)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         101,689         21,727        144,839         66,794        222,363
    Cost of investments sold                                    108,309         29,370        179,784         78,490        297,295
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,620)        (7,643)       (34,945)       (11,696)       (74,932)
Distributions from capital gains                                  4,919             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (106,545)       (42,219)      (246,590)       (29,344)      (182,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (108,246)       (49,862)      (281,535)       (41,040)      (257,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (101,415)  $    (50,683)  $   (282,748)  $    (43,635)  $   (263,979)
===================================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      YDS            YVS            YIC             YSP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $         --   $         --   $         --   $         --
Variable account expenses                                                        7,602          2,431          3,037          5,868
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 (7,602)        (2,431)        (3,037)        (5,868)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                        121,830         26,841         35,877         42,457
    Cost of investments sold                                                   160,677         33,713         42,880         47,697
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                               (38,847)        (6,872)        (7,003)        (5,240)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (299,375)       (94,313)       (64,456)      (116,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                (338,222)      (101,185)       (71,459)      (121,341)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $   (345,824)  $   (103,616)  $    (74,496)  $   (127,209)
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YBC            YBD            YCR            YCM            YDE
OPERATIONS
Investment income (loss) -- net                            $        (33)  $     60,982   $        (94)  $      1,529   $      7,714
Net realized gain (loss) on sales of investments                   (546)        (2,601)        (4,203)           (11)        (6,099)
Distributions from capital gains                                     --             --          1,659             --          2,881
Net change in unrealized appreciation or
  depreciation of investments                                   (10,513)        22,711         (4,988)            12       (244,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,092)        81,092         (7,626)         1,530       (240,006)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,923        342,783         13,524        719,863        252,051
Net transfers(1)                                                  5,489      1,146,621          5,948       (175,022)       659,472
Transfers for policy loans                                           --        (11,933)        (2,498)       (10,743)        (2,500)
Policy charges                                                   (3,809)      (127,971)        (2,931)      (102,459)       (52,192)
Contract terminations:
    Surrender benefits                                              (79)       (36,556)            --         (2,462)        (6,977)
    Death benefits                                                   --         (8,069)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,524      1,304,875         14,043        429,177        849,854
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  34,592        794,786         14,266        543,524        680,495
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,024   $  2,180,753   $     20,683   $    974,231   $  1,290,343
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           43,561        737,760         20,340        531,602        661,750
Contract purchase payments                                       34,035        313,823         21,001        702,781        282,004
Net transfers(1)                                                  7,065      1,052,489          5,901       (171,040)       689,683
Transfers for policy loans                                           --        (10,799)        (4,237)       (10,486)        (2,973)
Policy charges                                                   (5,640)      (114,525)        (4,841)       (99,797)       (57,325)
Contract terminations:
    Surrender benefits                                             (145)       (36,080)            --         (2,640)        (9,478)
    Death benefits                                                   --         (7,413)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 78,876      1,935,255         38,164        950,420      1,563,661
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YEM           YEX            YFI            YGB            YGR
OPERATIONS
Investment income (loss) -- net                            $       (295)  $     45,744   $      9,869   $      5,890   $     (1,510)
Net realized gain (loss) on sales of investments                 (1,144)       (11,337)           251            855         (9,938)
Distributions from capital gains                                     --             --          4,241             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,660)       (76,839)         8,030         16,935        (43,965)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (5,099)       (42,432)        22,391         23,680        (55,413)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,232        294,544        108,530         35,654        110,947
Net transfers(1)                                                 34,637        302,743        810,094        123,947        101,708
Transfers for policy loans                                           10         (9,650)        (1,244)            10          2,001
Policy charges                                                   (1,453)       (44,165)       (48,080)       (10,053)       (17,688)
Contract terminations:
    Surrender benefits                                             (102)        (5,224)          (115)          (403)       (11,456)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   52,324        538,248        869,185        149,155        185,512
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  12,942        370,351        146,236         93,403        126,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,167   $    866,167   $  1,037,812   $    266,238   $    256,108
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,239        372,704        137,637         88,217        205,883
Contract purchase payments                                       20,527        313,349         99,001         32,132        216,067
Net transfers(1)                                                 37,657        318,912        739,874        109,592        208,567
Transfers for policy loans                                           13        (10,622)        (1,129)             9          3,762
Policy charges                                                   (1,643)       (45,741)       (38,816)        (8,905)       (32,972)
Contract terminations:
    Surrender benefits                                             (119)        (8,093)        (5,206)          (376)       (29,196)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 70,674        940,509        931,361        220,669        572,111
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YIE            YMF            YND            YIV            YSM
OPERATIONS
Investment income (loss) -- net                            $         40   $      2,401   $    (11,185)  $      1,325   $     (1,431)
Net realized gain (loss) on sales of investments                   (162)        (7,202)       (47,244)       (55,028)          (740)
Distributions from capital gains                                     45         10,372          2,368             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,835)       (23,852)      (732,836)      (267,680)       (32,165)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,912)       (18,281)      (788,897)      (321,383)       (34,336)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,153         68,773      1,137,329        452,027         64,565
Net transfers(1)                                                 33,577         42,776      1,552,822        516,842         66,149
Transfers for policy loans                                         (115)          (651)       (19,095)           168             26
Policy charges                                                   (3,015)       (15,922)      (214,109)       (73,671)       (10,485)
Contract terminations:
    Surrender benefits                                               --         (5,905)       (54,571)       (18,945)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   46,600         89,071      2,402,376        876,421        120,255
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  14,657        108,178      2,150,901        857,365        104,199
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     54,345   $    178,968   $  3,764,380   $  1,412,403   $    190,118
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           27,197        131,326      2,894,751      1,027,037        115,002
Contract purchase payments                                       34,450         92,320      1,754,319        637,692         78,568
Net transfers(1)                                                 69,394         58,730      2,353,335        662,594         74,746
Transfers for policy loans                                         (247)          (925)       (30,736)           322             27
Policy charges                                                   (6,360)       (21,122)      (329,489)      (102,324)       (13,076)
Contract terminations:
    Surrender benefits                                               --         (8,563)       (96,517)       (24,992)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                124,434        251,766      6,545,663      2,200,329        255,267
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSA            YSB            YRE            YSV            YUE
OPERATIONS
Investment income (loss) -- net                            $     (1,095)  $      2,116   $     10,943   $     (1,723)  $        (62)
Net realized gain (loss) on sales of investments                 (6,170)          (626)        (1,559)        (2,262)        (1,767)
Distributions from capital gains                                     --             --             --          6,592             --
Net change in unrealized appreciation or
  depreciation of investments                                   (41,812)       (10,893)       (29,029)       (37,018)       (47,962)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (49,077)        (9,403)       (19,645)       (34,411)       (49,791)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       60,655         39,467        212,155         79,792         82,644
Net transfers(1)                                                    362         21,052        632,134        279,071        109,759
Transfers for policy loans                                         (171)          (189)       (14,450)        (3,479)           782
Policy charges                                                   (9,214)        (5,387)       (27,386)       (16,066)       (13,305)
Contract terminations:
    Surrender benefits                                               --           (508)       (10,458)          (361)          (213)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,632         54,435        791,995        338,957        179,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 121,366         48,136        308,692        159,011        138,379
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    123,921   $     93,168   $  1,081,042   $    463,557   $    268,255
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          316,802         56,091        266,956        130,527        166,993
Contract purchase payments                                      195,523         49,719        178,499         69,162        116,756
Net transfers(1)                                                  4,508         26,748        522,639        241,370        152,108
Transfers for policy loans                                         (490)          (240)       (11,922)        (3,190)         1,148
Policy charges                                                  (36,506)        (6,902)       (22,589)       (14,118)       (19,000)
Contract terminations:
    Surrender benefits                                               --           (659)        (9,471)          (533)          (325)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                479,837        124,757        924,112        423,218        417,680
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMC            YGT            YIG            YIP            YGW
OPERATIONS
Investment income (loss) -- net                            $      6,831   $       (821)  $     (1,213)  $     (2,595)  $     (6,477)
Net realized gain (loss) on sales of investments                 (6,620)        (7,643)       (34,945)       (11,696)       (74,932)
Distributions from capital gains                                  4,919             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (106,545)       (42,219)      (246,590)       (29,344)      (182,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (101,415)       (50,683)      (282,748)       (43,635)      (263,979)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      447,144         61,602        307,455         75,919        299,521
Net transfers(1)                                                808,448         10,818        360,395        174,212         76,688
Transfers for policy loans                                        1,707           (257)        (9,026)          (305)         2,355
Policy charges                                                  (61,358)        (9,715)       (50,502)       (11,477)       (50,119)
Contract terminations:
    Surrender benefits                                          (11,608)        (3,141)       (13,310)        (1,747)       (26,134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,184,333         59,307        595,012        236,602        302,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 557,725         86,917        644,349        181,971        655,589
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,640,643   $     95,541   $    956,613   $    374,938   $    693,921
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          468,122        165,437        904,684        243,588        923,086
Contract purchase payments                                      373,261        159,442        513,978        107,560        507,995
Net transfers(1)                                                674,796         23,358        548,082        234,324         65,533
Transfers for policy loans                                        1,384           (459)       (16,634)          (393)         3,902
Policy charges                                                  (51,160)       (27,568)       (99,851)       (15,795)       (84,253)
Contract terminations:
    Surrender benefits                                          (10,538)        (9,935)       (24,727)        (2,742)       (52,094)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,455,865        310,275      1,825,532        566,542      1,364,169
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      YDS            YVS            YIC            YSP
OPERATIONS
Investment income (loss) -- net                                           $     (7,602)  $     (2,431)  $     (3,037)  $     (5,868)
Net realized gain (loss) on sales of investments                               (38,847)        (6,872)        (7,003)        (5,240)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (299,375)       (94,313)       (64,456)      (116,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (345,824)      (103,616)       (74,496)      (127,209)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     294,869        108,452        141,022        284,461
Net transfers(1)                                                               432,824         70,713        302,172        688,313
Transfers for policy loans                                                      (3,645)            98            741         11,272
Policy charges                                                                 (60,287)       (20,120)       (22,115)       (45,985)
Contract terminations:
    Surrender benefits                                                         (13,811)        (1,739)       (11,228)        (8,700)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 649,950        157,404        410,592        929,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                605,055        232,751        125,663        275,806
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $    909,181   $    286,539   $    461,759   $  1,077,958
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         658,726        385,448        179,523        239,021
Contract purchase payments                                                     396,646        223,843        212,513        281,874
Net transfers(1)                                                               534,779        126,890        433,554        655,901
Transfers for policy loans                                                      (6,768)           194            165          9,916
Policy charges                                                                 (92,521)       (37,129)       (34,308)       (45,872)
Contract terminations:
    Surrender benefits                                                         (25,412)        (9,095)       (19,243)        (7,788)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             1,465,450        690,151        772,204      1,133,052
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                                 YBC            YBD            YCR
OPERATIONS
Investment income (loss) -- net                                                          $        (37)  $     15,335   $         (3)
Net realized gain (loss) on sales of investments                                                 (176)          (536)            (3)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                  (1,672)        (5,001)           290
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                    (1,885)         9,798            284
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     28,884        119,558            528
Net transfers(1)                                                                                9,084        695,403         13,717
Transfers for policy loans                                                                         --            693             --
Policy charges                                                                                 (1,491)       (30,666)          (263)
Contract terminations:
    Surrender benefits                                                                             --             --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                 36,477        784,988         13,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $     34,592   $    794,786   $     14,266
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             --             --             --
Contract purchase payments                                                                     34,377        112,238            766
Net transfers(1)                                                                               10,946        653,481         19,946
Transfers for policy loans                                                                         --            632             --
Policy charges                                                                                 (1,762)       (28,591)          (372)
Contract terminations:
    Surrender benefits                                                                             --             --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                               43,561        737,760         20,340
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                                 YCM            YDE            YEM
OPERATIONS
Investment income (loss) -- net                                                          $      4,319   $      1,010   $        (79)
Net realized gain (loss) on sales of investments                                                   (2)          (643)           (60)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                     (14)         8,051           (234)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                     4,303          8,418           (373)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    424,973         80,698            904
Net transfers(1)                                                                              179,266        596,306         12,676
Transfers for policy loans                                                                         --          8,939             --
Policy charges                                                                                (38,638)        (8,874)          (265)
Contract terminations:
    Surrender benefits                                                                        (26,380)        (4,992)            --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                539,221        672,077         13,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    543,524   $    680,495   $     12,942
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             --             --             --
Contract purchase payments                                                                    417,903         81,474          1,057
Net transfers(1)                                                                              177,478        585,203         13,500
Transfers for policy loans                                                                         --          9,370             --
Policy charges                                                                                (37,971)        (8,873)          (318)
Contract terminations:
    Surrender benefits                                                                        (25,808)        (5,424)            --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              531,602        661,750         14,239
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                     YEX            YFI            YGB
OPERATIONS
Investment income (loss) -- net                                                          $     14,735   $      2,454   $      1,173
Net realized gain (loss) on sales of investments                                                  192             75             62
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                 (12,885)          (100)        (1,408)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                     2,042          2,429           (173)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     64,510         22,660         18,955
Net transfers(1)                                                                              309,063        131,732         75,983
Transfers for policy loans                                                                      6,439             --             --
Policy charges                                                                                (11,703)       (10,585)        (1,362)
Contract terminations:
    Surrender benefits                                                                             --             --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                368,309        143,807         93,576
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    370,351   $    146,236   $     93,403
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             --             --             --
Contract purchase payments                                                                     65,612         21,523         18,015
Net transfers(1)                                                                              312,290        126,149         71,485
Transfers for policy loans                                                                      6,612             --             --
Policy charges                                                                                (11,810)       (10,035)        (1,283)
Contract terminations:
    Surrender benefits                                                                             --             --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              372,704        137,637         88,217
===================================================================================================================================

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                      YGR            YIE            YMF
OPERATIONS
Investment income (loss) -- net                                                          $       (633)  $         34   $        731
Net realized gain (loss) on sales of investments                                                 (862)           (68)          (674)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                 (16,055)          (766)        (2,372)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                   (17,550)          (800)        (2,315)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     80,001          6,947         53,766
Net transfers(1)                                                                               70,898          9,190         66,145
Transfers for policy loans                                                                      1,270             --           (238)
Policy charges                                                                                 (8,427)          (680)        (9,180)
Contract terminations:
    Surrender benefits                                                                           (183)            --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                143,559         15,457        110,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    126,009   $     14,657   $    108,178
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             --             --             --
Contract purchase payments                                                                    120,530         12,366         64,956
Net transfers(1)                                                                               96,255         16,051         77,783
Transfers for policy loans                                                                      2,230             --           (307)
Policy charges                                                                                (12,724)        (1,220)       (11,106)
Contract terminations:
    Surrender benefits                                                                           (408)            --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              205,883         27,197        131,326
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                      YND           YIV            YSM
OPERATIONS
Investment income (loss)-- net                                                           $     (4,575)  $        667   $       (351)
Net realized gain (loss) on sales of investments                                                 (498)        (2,013)          (244)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                 (28,669)        (3,809)         2,561
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                   (33,742)        (5,155)         1,966
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    703,111        168,253         34,591
Net transfers(1)                                                                            1,548,905        715,661         72,673
Transfers for policy loans                                                                      1,515         (1,128)        (1,524)
Policy charges                                                                                (62,054)       (20,266)        (3,507)
Contract terminations:
    Surrender benefits                                                                         (6,852)            --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                              2,184,625        862,520        102,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    18             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $  2,150,901   $    857,365   $    104,199
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             20             --             --
Contract purchase payments                                                                    937,348        202,736         39,370
Net transfers(1)                                                                            2,050,332        850,458         81,538
Transfers for policy loans                                                                        704         (1,376)        (1,891)
Policy charges                                                                                (83,708)       (24,781)        (4,015)
Contract terminations:
    Surrender benefits                                                                         (9,945)            --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            2,894,751      1,027,037        115,002
===================================================================================================================================

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                      YSA           YSB             YRE
OPERATIONS
Investment income (loss)-- net                                                           $       (410)  $      1,670   $        939
Net realized gain (loss) on sales of investments                                               (4,550)          (175)           (31)
Distributions from capital gains                                                                   --            886             --
Net change in unrealized appreciation or
  depreciation of investments                                                                 (11,736)        (2,502)         9,119
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                   (16,696)          (121)        10,027
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     84,981         24,755         60,416
Net transfers(1)                                                                               59,044         25,368        245,142
Transfers for policy loans                                                                        965           (134)        (2,747)
Policy charges                                                                                 (6,190)        (1,732)        (4,146)
Contract terminations:
    Surrender benefits                                                                           (756)            --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                138,044         48,257        298,665
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    18             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    121,366   $     48,136   $    308,692
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             32             --             --
Contract purchase payments                                                                    206,881         28,848         54,477
Net transfers(1)                                                                              124,628         29,405        218,569
Transfers for policy loans                                                                      2,596           (151)        (2,372)
Policy charges                                                                                (15,618)        (2,011)        (3,718)
Contract terminations:
    Surrender benefits                                                                         (1,717)            --             --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              316,802         56,091        266,956
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                     YSV            YUE            YMC
OPERATIONS
Investment income (loss)-- net                                                           $       (402)  $        132   $      2,588
Net realized gain (loss) on sales of investments                                                 (935)          (255)         4,112
Distributions from capital gains                                                                  412             --         24,529
Net change in unrealized appreciation or
  depreciation of investments                                                                   9,215           (497)         2,455
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                     8,290           (620)        33,684
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     17,674         64,830        139,486
Net transfers(1)                                                                              134,133         86,397        398,819
Transfers for policy loans                                                                        745         (7,522)         1,329
Policy charges                                                                                 (1,831)        (4,706)       (15,073)
Contract terminations:
    Surrender benefits                                                                             --             --           (520)
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                150,721        138,999        524,041
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    159,011   $    138,379   $    557,725
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             --             --             --
Contract purchase payments                                                                     15,433         76,902        125,302
Net transfers(1)                                                                              116,181        104,338        356,414
Transfers for policy loans                                                                        543         (8,565)           314
Policy charges                                                                                 (1,630)        (5,682)       (13,340)
Contract terminations:
    Surrender benefits                                                                             --             --           (568)
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              130,527        166,993        468,122
===================================================================================================================================

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                      YGT           YIG             YIP
OPERATIONS
Investment income (loss)-- net                                                           $        (44)  $       (267)  $       (691)
Net realized gain (loss) on sales of investments                                               (2,806)        (2,474)        (1,062)
Distributions from capital gains                                                                   --             --            370
Net change in unrealized appreciation or
  depreciation of investments                                                                  (6,768)       (15,574)       (17,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                    (9,618)       (18,315)       (19,025)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     42,092        167,107         21,997
Net transfers(1)                                                                               60,244        507,729        186,151
Transfers for policy loans                                                                        (68)         3,011         (3,577)
Policy charges                                                                                 (5,751)       (15,144)        (3,575)
Contract terminations:
    Surrender benefits                                                                             --            (43)            --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                 96,517        662,660        200,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                    18              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $     86,917   $    644,349   $    181,971
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                             22              5             --
Contract purchase payments                                                                     77,156        232,767         28,867
Net transfers(1)                                                                               98,442        689,973        223,382
Transfers for policy loans                                                                       (121)         3,746         (4,315)
Policy charges                                                                                (10,062)       (21,719)        (4,346)
Contract terminations:
    Surrender benefits                                                                             --            (88)            --
    Death benefits                                                                                 --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              165,437        904,684        243,588
===================================================================================================================================

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       YGW            YDS            YVS            YIC            YSP
OPERATIONS
Investment income (loss) -- net                            $     (2,272)  $     (1,708)  $     (1,010)  $       (420)  $       (815)
Net realized gain (loss) on sales of investments                 (1,253)          (710)        (3,216)          (998)          (156)
Distributions from capital gains                                    541            779          2,658          4,172             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,582)        28,598        (15,779)       (11,460)        12,487
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (35,566)        26,959        (17,347)        (8,706)        11,516
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      167,859        138,472        133,677         43,615         92,534
Net transfers(1)                                                531,356        456,644        129,725         90,443        167,465
Transfers for policy loans                                        8,771            (50)        (2,956)         7,741         14,605
Policy charges                                                  (16,831)       (16,970)       (10,266)        (3,004)        (5,404)
Contract terminations:
    Surrender benefits                                               --             --            (82)        (4,426)        (4,910)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  691,155        578,096        250,098        134,369        264,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    655,589   $    605,055   $    232,751   $    125,663   $    275,806
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      229,012        161,446        216,841         57,872         85,101
Net transfers(1)                                                704,657        517,273        191,407        122,539        150,393
Transfers for policy loans                                       12,587           (116)        (5,609)         9,433         13,050
Policy charges                                                  (23,170)       (19,877)       (16,678)        (4,070)        (4,848)
Contract terminations:
    Surrender benefits                                               --             --           (513)        (6,251)        (4,675)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                923,086        658,726        385,448        179,523        239,021
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
---------------------------------------------------------------------------------------------------------------------------
YBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             7,645
YBD                  AXP(R) Variable Portfolio - Bond Fund(1)                                                       206,643
YCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                                1,317
YCM                  AXP(R) Variable Portfolio - Cash Management Fund                                               963,014
YDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     160,831
YEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                                8,599

YEX                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                               151,610
YFI                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                              97,724
YGB                  AXP(R) Variable Portfolio - Global Bond Fund                                                    25,319
YGR                  AXP(R) Variable Portfolio - Growth Fund                                                         53,330
YIE                  AXP(R) Variable Portfolio - International Fund                                                   8,310
YMF                  AXP(R) Variable Portfolio - Managed Fund                                                        14,884

YND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                             303,491
YIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                 234,878
YSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            21,813
YSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                            21,838
YSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         62,112
YRE                  FTVIPT Franklin Real Estate Fund - Class 2                                                      60,461

YSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       48,237
YUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     31,597
YMC                  Goldman Sachs VIT Mid Cap Value Fund                                                           154,632
YGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                  39,644
YIG                  Janus Aspen Series International Growth Portfolio: Service Shares                               55,682
YIP                  Lazard Retirement International Equity Portfolio                                                46,232

YGW                  MFS(R) Investors Growth Stock Series - Service Class                                            99,273
YDS                  MFS(R) New Discovery Series - Service Class                                                     87,590
YVS                  Putnam VT Vista Fund - Class IB Shares                                                          36,409
YIC                  Wanger International Small Cap                                                                  34,797
YSP                  Wanger U.S. Smaller Companies                                                                   58,236

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Succession Select Variable Life Insurance policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,168,295 in 2002 and $1,093,596 in 2001. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                              PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                        0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                 1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                                     0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                   0.610% to 0.535%

AXP(R) Variable Portfolio - Global Bond Fund                                      0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                           0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                    0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                          0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                    0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                              0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                                         MAXIMUM                      MAXIMUM
                                                                                       ADJUSTMENT                   ADJUSTMENT
FUND                                                                             (PRIOR TO DEC. 1, 2002)       (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     0.08%                           0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                         N/A                            0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                               0.08%                           0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                        0.12%                           0.12%
AXP(R) Variable Portfolio - Growth Fund                                                  0.12%                           0.12%
AXP(R) Variable Portfolio - International Fund                                            N/A                            0.12%
AXP(R) Variable Portfolio - Managed Fund                                                  N/A                            0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                        N/A                            0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     0.12%                           0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                      N/A                            0.12%

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                              PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                 0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                                     0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                   0.050% to 0.025%

AXP(R) Variable Portfolio - Global Bond Fund                                      0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                           0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                    0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                          0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                    0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                              0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                                   PURCHASES
----------------------------------------------------------------------------------------------------------------------------
YBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                        $   28,401
YBD                  AXP(R) Variable Portfolio - Bond Fund                                                        1,642,891
YCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                               34,906
YCM                  AXP(R) Variable Portfolio - Cash Management Fund                                             1,642,692
YDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     921,543
YEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                               61,526

YEX                  AXP(R) Variable Portfolio - Extra Income Fund                                                  697,767
YFI                  AXP(R) Variable Portfolio - Federal Income Fund                                                926,107
YGB                  AXP(R) Variable Portfolio - Global Bond Fund                                                   202,338
YGR                  AXP(R) Variable Portfolio - Growth Fund                                                        217,693
YIE                  AXP(R) Variable Portfolio - International Fund                                                  48,166
YMF                  AXP(R) Variable Portfolio - Managed Fund                                                       141,929

YND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           2,625,295
YIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                               1,162,795
YSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           149,416
YSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                            68,768
YSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         64,674
YRE                  FTVIPT Franklin Real Estate Fund - Class 2                                                     849,861

YSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                      368,056
YUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                    191,956
YMC                  Goldman Sachs VIT Mid Cap Value Fund                                                         1,297,772
YGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                  80,213
YIG                  Janus Aspen Series International Growth Portfolio: Service Shares                              738,638
YIP                  Lazard Retirement International Equity Portfolio                                               300,801

YGW                  MFS(R) Investors Growth Stock Series - Service Class                                           518,197
YDS                  MFS(R) New Discovery Series - Service Class                                                    764,178
YVS                  Putnam VT Vista Fund - Class IB Shares                                                         181,814
YIC                  Wanger International Small Cap                                                                 443,432
YSP                  Wanger U.S. Smaller Companies                                                                  965,950

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                                               YBC            YBD            YCR            YCM            YDE
                                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                           $       0.96   $       1.02   $       0.86   $       1.00   $      1.02
At Dec. 31, 2001                                           $       0.79   $       1.08   $       0.70   $       1.02   $      1.03
At Dec. 31, 2002                                           $       0.61   $       1.13   $       0.54   $       1.03   $      0.83
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                     44            738             20            532           662
At Dec. 31, 2002                                                     79          1,935             38            950         1,564
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                           $         35   $        795   $         14   $        544   $       680
At Dec. 31, 2002                                           $         48   $      2,181   $         21   $        974   $     1,290
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                   0.64%          6.26%          0.77%          2.70%         1.41%
For the year ended Dec. 31, 2002                                   0.81%          5.13%          0.55%          1.13%         1.64%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                   0.90%          0.90%          0.90%          0.90%         0.90%
For the year ended Dec. 31, 2002                                   0.90%          0.90%          0.90%          0.90%         0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                 (17.71%)         5.88%        (18.60%)         2.00%         0.98%
For the year ended Dec. 31, 2002                                 (22.78%)         4.63%        (22.86%)         0.8%        (19.42%)
----------------------------------------------------------------------------------------------------------------------------------

                                                                YEM           YEX             YFI            YGB            YGR
                                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                           $       0.93   $       0.96   $       1.02   $       1.06   $      0.89
At Dec. 31, 2001                                           $       0.91   $       0.99   $       1.06   $       1.06   $      0.61
At Dec. 31, 2002                                           $       0.85   $       0.92   $       1.11   $       1.21   $      0.45
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                     14            373            138             88           206
At Dec. 31, 2002                                                     71            941            931            221           572
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                           $         13   $        370   $        146   $         93   $       126
At Dec. 31, 2002                                           $         60   $        866   $      1,038   $        266   $       256
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                   0.02%         10.77%          4.36%          5.83%           --
For the year ended Dec. 31, 2002                                     --           7.68%          2.91%          4.70%         0.10%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                   0.90%          0.90%          0.90%          0.90%         0.90%
For the year ended Dec. 31, 2002                                   0.90%          0.90%          0.90%          0.90%         0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                  (2.15%)         3.13%          3.92%          0.00%       (31.46)
For the year ended Dec. 31, 2002                                  (6.59)        (7.07%)          4.72%         14.15%       (26.23)
----------------------------------------------------------------------------------------------------------------------------------

                                                               YIE            YMF            YND            YIV           YSM
                                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                           $       0.76   $       0.93   $       0.90   $       0.96   $      0.98
At Dec. 31, 2001                                           $       0.54   $       0.82   $       0.74   $       0.83   $      0.91
At Dec. 31, 2002                                           $       0.44   $       0.71   $       0.58   $       0.64   $      0.74
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                     27            131          2,895          1,027           115
At Dec. 31, 2002                                                    124            252          6,546          2,200           255
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                           $         15   $        108   $      2,151   $        857   $       104
At Dec. 31, 2002                                           $         54   $        179   $      3,764   $      1,412   $       190
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                   1.51%          2.56%          0.34%          1.14%           --
For the year ended Dec. 31, 2002                                   1.01%          2.73%          0.53%          1.01%           --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                   0.90%          0.90%          0.90%          0.90%         0.90%
For the year ended Dec. 31, 2002                                   0.90%          0.90%          0.90%          0.90%         0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                 (28.95%)       (11.83%)       (17.78%)       (13.54%)       (7.14%)
For the year ended Dec. 31, 2002                                 (18.52%)       (13.41%)       (21.62%)       (22.89%)      (18.68%)
----------------------------------------------------------------------------------------------------------------------------------

                                                                YSA           YSB            YRE            YSV           YUE
                                                           -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                           $       0.58   $       0.93   $       1.08   $       1.08   $      0.95
At Dec. 31, 2001                                           $       0.38   $       0.86   $       1.16   $       1.22   $      0.83
At Dec. 31, 2002                                           $       0.26   $       0.75   $       1.17   $       1.10   $      0.64
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                    317             56            267            131           167
At Dec. 31, 2002                                                    480            125            924            423           418
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                           $        121   $         48   $        309   $        159   $       138
At Dec. 31, 2002                                           $        124   $         93   $      1,081   $        464   $       268
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                   0.30%         10.97%          1.84%          0.14%         1.15%
For the year ended Dec. 31, 2002                                     --           3.94%          2.50%          0.32%         0.86%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                   0.90%          0.90%          0.90%          0.90%         0.90%
For the year ended Dec. 31, 2002                                   0.90%          0.90%          0.90%          0.90%         0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                 (34.48%)        (7.53%)         7.41%         12.96%       (12.63%)
For the year ended Dec. 31, 2002                                 (31.58%)       (12.79%)         0.86%         (9.84%)      (22.89%)
----------------------------------------------------------------------------------------------------------------------------------

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

                                                              YMC            YGT            YIG            YIP             YGW
                                                          ------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                          $       1.07   $       0.85   $       0.94   $       0.99   $       0.95
At Dec. 31, 2001                                          $       1.19   $       0.53   $       0.71   $       0.75   $       0.71
At Dec. 31, 2002                                          $       1.13   $       0.31   $       0.52   $       0.66   $       0.51
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                   468            165            905            244            923
At Dec. 31, 2002                                                 1,456            310          1,826            567          1,364
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                          $        558   $         87   $        644   $        182   $        656
At Dec. 31, 2002                                          $      1,641   $         96   $        957   $        375   $        694
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                  1.99%          0.77%          0.78%          0.01%          0.02%
For the year ended Dec. 31, 2002                                  1.51%            --           0.75%          0.08%            --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                  0.90%          0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002                                  0.90%          0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                 11.21%        (37.65%)       (24.47%)       (24.24%)       (25.26%)
For the year ended Dec. 31, 2002                                 (5.04%)       (41.51%)       (26.76%)       (12.00%)       (28.17%)
----------------------------------------------------------------------------------------------------------------------------------

                                                                             YDS           YVS             YIC           YSP
                                                                         ---------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                         $       0.98   $       0.92   $       0.90   $       1.05
At Dec. 31, 2001                                                         $       0.92   $       0.60   $       0.70   $       1.15
At Dec. 31, 2002                                                         $       0.62   $       0.42   $       0.60   $       0.95
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                                  659            385            180            239
At Dec. 31, 2002                                                                1,465            690            772          1,133
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                         $        605   $        233   $        126   $        276
At Dec. 31, 2002                                                         $        909   $        287   $        462   $      1,078
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                   --             --             --           0.01%
For the year ended Dec. 31, 2002                                                   --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                 0.90%          0.90%          0.90%          0.90%
For the year ended Dec. 31, 2002                                                 0.90%          0.90%          0.90%          0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                (6.12%)       (34.78%)       (22.22%)         9.52%
For the year ended Dec. 31, 2002                                               (32.61%)       (30.00%)       (14.29%)       (17.39%)
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                        IDS LIFE OF NEW YORK ACCOUNT 8 --
          IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE ISURANCE

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $1,199,951; 2001, $1,030,059)         $1,256,986    $1,037,153
      Common stocks, at fair value (cost: 2002, $--; 2001, $76)                                            --           179
   Mortgage loans on real estate                                                                      112,239       124,705
   Policy loans                                                                                        30,743        31,273
                                                                                                       ------        ------
      Total investments                                                                             1,399,968     1,193,310
Cash and cash equivalents                                                                              24,106        17,365
Amounts recoverable from reinsurers                                                                    20,067        15,901
Accounts receivable                                                                                     1,238         2,105
Premiums due                                                                                              338           395
Accrued investment income                                                                              16,921        15,976
Deferred policy acquisition costs                                                                     168,371       155,996
Other assets                                                                                            4,961         4,793
Separate account assets                                                                             1,136,859     1,418,527
                                                                                                    ---------     ---------
Total assets                                                                                       $2,772,829    $2,824,368
                                                                                                   ==========    ==========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  960,480    $  776,490
      Universal life-type insurance                                                                   171,960       164,258
      Traditional life, disability income and long-term care insurance                                102,796        87,898
   Policy claims and other policyholders' funds                                                         2,343         6,804
   Amounts due to brokers                                                                                  --        31,487
   Deferred income taxes, net                                                                          22,085         3,782
   Other liabilities                                                                                   16,257        18,659
   Separate account liabilities                                                                     1,136,859     1,418,527
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,412,780     2,507,905
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  35,141         4,588
   Retained earnings                                                                                  273,908       260,875
                                                                                                      -------       -------
      Total stockholder's equity                                                                      360,049       316,463
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,772,829    $2,824,368
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,135       $ 20,566      $ 18,196
Policyholder and contractholder charges                                                 29,321         27,179        24,101
Mortality and expense risk and other fees                                               13,960         16,182        20,449
Net investment income                                                                   84,176         79,172        91,491
Net realized (losses) gains on investments                                              (8,481)       (26,426)          839
                                                                                        ------        -------           ---
   Total revenues                                                                      139,111        116,673       155,076
                                                                                       -------        -------       -------
Benefits and expenses
Death and other benefits:
   Traditional life, disability income and long-term care insurance                      7,231          6,282         5,510
   Universal life-type insurance and investment contracts                                6,562         11,669         4,724
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        9,355          7,776         8,371
Interest credited on universal life-type insurance and investment contracts             47,191         48,064        47,715
Amortization of deferred policy acquisition costs                                       15,041         16,253        14,680
Other insurance and operating expenses                                                  12,396         13,928        11,670
                                                                                        ------         ------        ------
   Total benefits and expenses                                                          97,776        103,972        92,670
                                                                                        ------        -------        ------
Income before income taxes                                                              41,335         12,701        62,406
Income tax expense                                                                      14,302          4,685        22,323
                                                                                        ------          -----        ------
Net income                                                                            $ 27,033       $  8,016      $ 40,083
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                   Capital    paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)          stock     capital     net of tax     earnings      equity
Balance, January 1, 2000                                          $2,000     $49,000       $(14,966)      $243,776     $279,810
Comprehensive income:
   Net income                                                         --          --             --         40,083       40,083
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($137)
      and income tax expense of $3,038                                --          --          5,641             --        5,641
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $537                                                 --          --           (999)            --         (999)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --          4,642             --        4,642
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       44,725
Cash dividends                                                        --          --             --        (15,000)     (15,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2000                                         2,000      49,000        (10,324)       268,859      309,535
Comprehensive income:
   Net income                                                         --          --             --          8,016        8,016
   Cumulative effect of adopting SFAS No. 133, net of income
      tax benefit of $486                                             --          --           (903)            --         (903)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($416) and income tax
      expense of $16,188                                              --          --         30,065             --       30,065
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $7,673                                               --          --        (14,250)            --      (14,250)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         14,912             --       14,912
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       22,928
Cash dividends                                                        --          --             --        (16,000)     (16,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2001                                         2,000      49,000          4,588        260,875      316,463
Comprehensive income:
   Net income                                                         --          --             --         27,033       27,033
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                              --          --         25,268             --       25,268
   Reclassification adjustment for losses on available-for-sale securities included in net income, net of income tax
      benefit of $2,846                                               --          --          5,285             --        5,285
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         30,553             --       30,553
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       57,586
Cash dividends                                                        --          --             --        (14,000)     (14,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2002                                        $2,000     $49,000       $ 35,141       $273,908     $360,049
                                                                  ======     =======       ========       ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                    2002         2001        2000
Cash flows from operating activities
Net income                                                                              $  27,033    $   8,016   $  40,083
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                             (2,430)      (2,781)     (3,556)
      Repayment                                                                             2,912        3,167       2,953
   Change in accrued investment income                                                       (945)       2,570        (181)
   Change in amounts recoverable from reinsurers                                           (4,166)      (5,691)     (3,296)
   Change in premiums due                                                                      58          (51)       (145)
   Change in accounts receivable                                                              867          144      (1,682)
   Change in other assets                                                                    (169)      (4,203)        133
   Change in deferred policy acquisition costs, net                                       (15,208)     (10,376)     (9,944)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                       14,898       11,801      11,819
   Change in policy claims and other policyholder's funds                                  (4,461)       3,861         360
   Deferred income tax provision (benefit)                                                  1,851       (4,763)      1,898
   Change in other liabilities                                                             (2,402)          68      (2,844)
   (Accretion of discount) amortization of premium, net                                      (819)       3,477       1,353
   Net realized losses (gains) on investments                                               8,481       26,426        (839)
   Policyholder and contractholder charges, non-cash                                      (13,394)     (12,632)     (9,232)
   Other, net                                                                              (2,622)        (599)     (1,826)
                                                                                        ---------    ---------   ---------
      Net cash provided by operating activities                                             9,484       18,434      25,054
                                                                                        ---------    ---------   ---------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                   --           --      (4,487)
   Maturities, sinking fund payments and calls                                                 --           --      31,178
Available-for-sale securities:
   Purchases                                                                             (590,944)    (429,487)   (100,905)
   Maturities, sinking fund payments and calls                                            198,972      117,961      34,202
   Sales                                                                                  215,680      214,426      91,946
Other investments, excluding policy loans:
   Purchases                                                                               (1,374)        (309)         --
   Sales                                                                                   14,235       19,223      10,838
Change in amounts due from brokers                                                             --          877        (877)
Change in amounts due to brokers                                                          (31,487)      31,487          --
                                                                                        ---------    ---------   ---------
      Net cash (used in) provided by investing activities                                (194,918)     (45,822)     61,895
                                                                                        ---------    ---------   ---------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                174,235       56,228      51,419
   Surrenders and death benefits                                                          (15,299)     (81,988)   (137,239)
   Interest credited to account balances                                                   47,191       48,064      47,715
Universal life-type insurance policy loans:
   Issuance                                                                                (4,102)      (4,308)     (6,847)
   Repayment                                                                                4,150        3,544       4,085
Cash dividends                                                                            (14,000)     (16,000)    (15,000)
                                                                                        ---------    ---------   ---------
      Net cash provided by (used in) financing activities                                 192,175        5,540     (55,867)
                                                                                        ---------    ---------   ---------
Net increase (decrease) in cash and cash equivalents                                        6,741      (21,848)     31,082
Cash and cash equivalents at beginning of year                                             17,365       39,213       8,131
                                                                                        ---------    ---------   ---------
Cash and cash equivalents at end of year                                                $  24,106    $  17,365   $  39,213
                                                                                        =========    =========   =========
Supplemental disclosures:
   Income taxes paid                                                                    $  13,059    $   5,408   $  21,427
   Interest on borrowings                                                                       6           35          80
                                                                                        ---------    ---------   ---------

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (the Company) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. The Company also offers variable annuities, including the American Express Retirement Advisor AdvantageSM Variable Annuity and the American Express Retirement Advisor SelectSM Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although, the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of policyholder charges and investment income earned from investment of policyholder considerations over interest credited to policy values, death and other benefits paid in excess of policy values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well as mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considered other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $2,800 in 2002 and $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $1,048, $1,023 and $88, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the mortality risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 8% ownership interest in two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. The Company's pro rata return is based on the performance of up to $200,000 of the high-yield loans. Currently, the underlying portfolio consists of $179,341 in high-yield loans which have a market value of $160,390. The SLTs have an adjusted cost basis of $40,500.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                   Gross          Gross
                                                   Amortized    unrealized     unrealized       Fair
                                                     cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $      431       $    74        $    --    $      505
   Corporate bonds and obligations                 591,840        41,163          7,840       625,163
   Structured investments                           59,662            --          1,643        58,019
   Mortgage and other asset-backed securities      548,018        26,687          1,406       573,299
                                                   -------        ------          -----       -------
Total fixed maturity securities                 $1,199,951       $67,924        $10,889    $1,256,986
                                                ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                   Amortized       Fair
                                                     cost          value
Due within one year                             $   42,325    $   42,988
Due from one to five years                         127,160       135,492
Due from five to ten years                         398,011       420,452
Due in more than ten years                          84,437        84,755
Mortgage and other asset-backed securities         548,018       573,299
                                                   -------       -------
   Total                                        $1,199,951    $1,256,986
                                                ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                        Gross               Gross
                                                      Amortized      unrealized          unrealized       Fair
                                                        cost            gains              losses         value
Fixed maturities:
   U.S. Government agency obligations               $      433        $    35             $    11    $      457
   Corporate bonds and obligations                     627,764         17,292               9,715       635,341
   Structured investments                               61,188             --               2,434        58,754
   Mortgage and other asset-backed securities          340,674          4,804               2,877       342,601
                                                       -------          -----               -----       -------
Total fixed maturity securities                     $1,030,059        $22,131             $15,037    $1,037,153
                                                    ==========        =======             =======    ==========
Common stocks                                       $       76        $   103             $    --    $      179
                                                    ==========        =======             =======    ==========

Pursuant to the adoption of Statement of Financial Accounting Standards No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $298 and $300, respectively, were on deposit with the state of New York as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $55 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                     2002           2001

AAA                                                         47%            36%
AA                                                           1              2
A                                                           17             17
BBB                                                         28             39
Below investment grade                                       7              6
                                                           ----           ----
     Total                                                 100%           100%
                                                           ----           ----

At December 31, 2002, approximately 91% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $215,680 and gross realized gains and losses of $7,172 and $6,797, respectively. Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,417 and $18,342, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $483, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $8,504, $12,999, and $1,590, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $57,035 and $7,197, respectively, with the $49,838 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $23,496 and $7,141, respectively.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $24,110 of these losses are included in Net realized (losses) gains on investments and $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. As of December 31, 2002, the retained interests had a carrying value of approximately $18,337, of which approximately $12,648 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 8% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Region                              sheet        commitments              sheet      commitments
West North Central                $ 15,169         $--                 $ 15,978        $--
East North Central                  18,951          --                   21,337         --
South Atlantic                      19,466          --                   22,402         --
Middle Atlantic                     11,363          --                   14,362         --
Pacific                              6,346          --                    6,466         18
Mountain                            28,895          --                   30,522         --
New England                          5,603          --                    7,354         --
East South Central                   7,603          --                    7,089         --
                                  --------         ---                 --------        ---
                                   113,396          --                  125,510         18
Less reserves for losses             1,157          --                      805         --
                                  --------         ---                 --------        ---
   Total                          $112,239         $--                 $124,705        $18
                                  ========         ===                 ========        ===

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Property type                       sheet        commitments              sheet      commitments
Apartments                        $ 37,635          $--                $ 40,395        $18
Department/retail stores            36,571           --                  41,102         --
Office buildings                    16,388           --                  18,754         --
Industrial buildings                13,506           --                  14,218         --
Nursing/retirement                   4,072           --                   4,178         --
Medical buildings                    5,224           --                   6,863         --
                                  --------          ---                --------        ---
                                   113,396           --                 125,510         18
Less reserves for losses             1,157           --                     805         --
                                  --------          ---                --------        ---
   Total                          $112,239          $--                $124,705        $18
                                  ========          ===                ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $481, $nil and $nil, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $37, $nil and $nil, respectively.

The Company recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002          2001        2000
Balance, January 1                           $  805          $303      $1,200
Provision for mortgage loan losses              352           502        (897)
                                                ---           ---        ----
Balance, December 31                         $1,157          $805      $  303
                                             ======          ====      ======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Income on fixed maturities                  $72,203       $69,566     $76,859
Income on mortgage loans on real estate       9,483        10,682      11,954
Other                                         3,352          (900)      3,402
                                              -----          ----       -----
                                             85,038        79,348      92,215
Less investment expenses                        862           176         724
                                                ---           ---         ---
   Total                                    $84,176       $79,172     $91,491
                                            =======       =======     =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Fixed maturities                            $(8,129)     $(25,924)       $(58)
Mortgage loans on real estate                  (352)         (502)        897
                                               ----          ----         ---
   Total                                    $(8,481)     $(26,426)       $839
                                            =======      ========        ====

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                               2002          2001        2000
Federal income taxes:
   Current                                  $11,383       $ 8,098     $19,245
   Deferred                                   1,851        (4,763)      1,898
                                              -----        ------       -----
                                             13,234         3,335      21,143
State income taxes -- current                 1,068         1,350       1,180
                                              -----         -----       -----
Income tax expense                          $14,302       $ 4,685     $22,323
                                            =======       =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                       2001                    2000
                                                       Provision     Rate       Provision     Rate      Provision     Rate
Federal income taxes based on the statutory rate      $14,467        35.0%      $4,445        35.0%     $21,842       35.0%
Tax-exempt interest and dividend income                  (230)       (0.6)        (258)       (2.0)        (207)      (0.3)
State tax, net of federal benefit                         694         1.7          878         6.9          767        1.2
Other, net                                               (629)       (1.5)        (380)       (3.0)         (79)      (0.1)
                                                         ----        ----         ----        ----          ---       ----
Total income taxes                                    $14,302        34.6%      $4,685        36.9%     $22,323       35.8%
                                                      =======        ====       ======        ====      =======       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2002, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002       2001
Deferred income tax assets:
   Policy reserves                                         $28,533    $26,912
   Investments                                              16,334     15,173
                                                            ------     ------
Total deferred income tax assets                            44,867     42,085
                                                            ------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        48,027     43,393
   Net unrealized gains, available-for-sale securities      18,925      2,474
                                                            ------      -----
Total deferred income tax liabilities                       66,952     45,867
                                                            ------     ------
Net deferred income tax liabilities                        $22,085    $ 3,782
                                                           =======    =======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $160,637 and $151,649 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5,135.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $30, $26 and $23 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $127, $48 and $106, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2002, 2001 and 2000, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $199 and $975, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2002, 2001 and 2000 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $23,171, $19,919 and $17,108 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $2,248 and $2,814 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,993,180, $6,534,603 and $5,974,025 respectively, of which $1,087,837, $675,563 and $332,556 were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6,649, $2,608 and $3,125 for the years ended December 31, 2002, 2001 and 2000, respectively. Recoveries from reinsurers other than IDS Life amounted to $511, $924 and $473 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $163,502 and $186,119 at December 31, 2002 and 2001, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2002, 2001 and 2000, and a decrease in liabilities for future policy benefits related to this agreement of $1,288, $1,470 and $1,334 for the years ended December 31, 2002, 2001 and 2000, respectively.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings. (see Note 2)

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                   2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
                                                          amount           value                       amount         value
Financial Assets
Fixed maturities                                       $1,256,986     $1,256,986                   $1,037,153    $1,037,153
Common stocks                                                  --             --                          179           179
Mortgage loans on real estate                             112,239        124,228                      124,705       130,920
Cash and cash equivalents                                  24,106         24,106                       17,365        17,365
Separate account assets                                 1,136,859      1,136,859                    1,418,527     1,418,527
                                                        ---------      ---------                    ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                859,659        831,393                      679,593       662,166
Separate account liabilities                              990,689        949,785                    1,244,282     1,201,652
                                                          -------        -------                    ---------     ---------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $95,790 and $91,143, respectively, and policy loans of $5,031 and $5,754, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $146,170 and $174,245, respectively.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002            2001          2000
Net income, per accompanying financial statements                                     $ 27,033        $ 8,016       $40,083
Deferred policy acquisition costs                                                      (14,624)        (9,584)       (9,406)
Adjustments of future policy benefit liabilities                                         8,845         (3,064)       (1,657)
Deferred income tax expense (benefit)                                                    1,851         (4,763)        1,898
Provision (reduction) for losses on investments                                            352         (1,314)          817
Interest maintenance reserves gain/loss transfer and amortization                       (2,178)         5,797          (126)
Adjustment to separate account reserves                                                 (7,940)        (3,636)         (408)
Other, net                                                                                (286)           552           486
                                                                                      --------        -------       -------
Statutory-basis net income (loss)                                                     $ 13,053        $(7,996)      $31,687
                                                                                      ========        =======       =======

                                                                                        2002            2001          2000
Stockholder's equity, per accompanying financial statements                          $ 360,049      $ 316,463     $ 309,535
Deferred policy acquisition costs                                                     (168,371)      (155,996)     (146,035)
Adjustments of future policy benefit liabilities                                        21,826          6,165         4,609
Deferred income tax liabilities                                                         58,381          3,782           516
Asset valuation reserve                                                                 (8,112)       (11,195)      (16,421)
Adjustments of separate account liabilities                                             49,737         57,677        61,313
Adjustments of investments to amortized cost                                           (57,035)        (7,094)       17,467
Premiums due, deferred and in advance                                                    1,317          1,383         1,433
Deferred revenue liability                                                               4,901          5,102         4,100
Reserves for mortgage loan losses                                                        1,157            805           304
Non-admitted assets                                                                    (31,642)        (2,772)       (6,067)
Interest maintenance reserve                                                               337          2,515        (3,282)
Reinsurance ceded reserves                                                             (18,219)       (12,833)       (8,703)
Other, net                                                                              (1,425)           (78)           20
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 212,901      $ 203,924     $ 218,789
                                                                                     =========      =========     =========

                                                              S-6203-20 C (5/03)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(b)       Not applicable.

(c)(1) Form of Explanation of New York Sales Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(3)    Form of Personal Financial Planner's Agreement with IDS Life
          Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated herein by reference.

(c)(8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(9) Form of Field President Agreement with American Express Financial Advisors Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(10) Form of Recruiting and Training Manager License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(11) Form of Group Vice President Agreement with American Express Financial Advisors Inc filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(c)(12) Form of IDS Paraplanner License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed electronically as an Exhibit to the Original Registration Statement on Form S-6 (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company of New York, dated July 23, 1957 filed as an Exhibit to Registrant's Form N-8B-2 (File No. 811-05213) as Amendment No. 3 to the Registration Statement.

(f)(2) Amended By-Laws of IDS Life Insurance Company of New York filed as an Exhibit to Registrant's Form N-8B-2 (File No. 811-05213) as Amendment No. 3 to the Registration Statement.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(1)   Copy of Participation Agreement dated October 7, 1996 between IDS
         Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(3) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(5)   Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7)   Copy of Participation Agreement among Variable Insurance Products
         Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
         Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8)   Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
         8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as
         Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for V2D-NY are filed electronically herewith.

(m)(2) Calculations of Illustrations for Succession Select-New York are filed electronically herewith.

(n)(1) Consent of Independent Auditors for V2D-NY dated April 25, 2003 is filed electronically herewith.

(n)(2) Consent of Independent Auditors for Succession Select-NY dated April 25, 2003 is filed electronically herewith.

(o)(1)   Not applicable.

(p)(1)   Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 17, 2003 is filed electronically herewith.


Item 28. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)


Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                                                                Interim Treasurer


Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Jeryl A. Millner                                                                Vice President and Controller


Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 30. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31  Principal Underwriter

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 29th day of April, 2003.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/   Timothy V. Bechtold
                         -----------------------------------------------------
                                  Timothy V. Bechtold
                                  President and Chief Executive
                                  Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29thday of April, 2003:

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold                      (Chief Executive Officer)

                                              Director
------------------------------------
     Maureen A. Buckley

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

/s/  Jeryl A. Millner*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner                         (Principal Financial Officer)

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

Signature                                     Title

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

                                              Director
------------------------------------
     Michael R. Woodward


 * Signed pursuant to Power of Attorney dated April 17, 2003, and is filed electronically herewith as Exhibit (r)(1).

By:


/s/ Mary Ellyn Minenko
---------------------------------
    Mary Ellyn Minenko
    Counsel